Schedule of Investments (unaudited) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 04/15/27(a)	$6,004	$5,906,142
Avant Loans Funding Trust, Series 2021-REV1, Class C, 2.30%, 07/15/30(a)	2,220	1,987,056
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	963	895,327
Conn’s Receivables Funding 2022-A LLC, Series 2022-A, Class A, 5.87%, 12/15/26(a)	36,461	36,451,761
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 06/15/26	7,232	7,213,091
Drive Auto Receivables Trust 2021-2, Series 2021-2, Class D, 1.39%, 03/15/29	19,970	18,312,905
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	9,176	8,828,155
Series 2021-3, Class B, 0.76%, 02/26/29	17,227	16,482,467
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	444,355
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 05/15/32(a)	20,473	20,088,965
Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(a)	5,209	5,021,512
Santander Drive Auto Receivables Trust
Series 2018-5, Class D, 4.19%, 12/16/24	2	1,672
Series 2019-1, Class D, 3.65%, 04/15/25	1,118	1,118,561
Upstart Securitization Trust(a)
5.98%, 08/20/32	17,535	17,294,434
Series 2021-1, Class A, 0.87%, 03/20/31	860	853,394
Series 2021-2, Class A, 0.91%, 06/20/31	9,932	9,694,629
Series 2021-3, Class A, 0.83%, 07/20/31	5,269	5,100,512
Series 2021-4, Class A, 0.84%, 09/20/31	9,217	8,837,526
Series 2021-5, Class A, 1.31%, 11/20/31	6,935	6,703,624
Westlake Automobile Receivables Trust(a)
Series 2020-2A, Class B, 1.32%, 07/15/25	1,126	1,124,389
Series 2022-1A, Class B, 2.75%, 03/15/27	8,580	8,293,206

Total Asset-Backed Securities — 1.8% (Cost: $184,874,110)		180,653,683

	Shares

Common Stocks

Aerospace & Defense — 0.2%
General Dynamics Corp.	35,217	7,471,991
Huntington Ingalls Industries, Inc.	1,330	294,595
Lockheed Martin Corp.	23,144	8,940,296

		16,706,882

Air Freight & Logistics — 0.0%
United Parcel Service, Inc., Class B	26,192	4,231,056

Banks — 0.2%
Credicorp Ltd.	1,756	215,637
Independent Bank Group, Inc.	9,802	601,745
Prosperity Bancshares, Inc.	123,797	8,254,784
U.S. Bancorp	169,019	6,814,846
United Bankshares, Inc.	9,412	336,479

		16,223,491

Security	Shares	Value

Biotechnology — 0.3%
AbbVie, Inc.	70,099	$9,407,987
Amgen, Inc.	39,721	8,953,113
Gilead Sciences, Inc.	150,076	9,258,189

		27,619,289

Capital Markets — 0.0%
Virtu Financial, Inc., Class A	13,091	271,900

Communications Equipment — 0.1%
Cisco Systems, Inc.	215,980	8,639,200

Construction & Engineering — 0.0%
MDU Resources Group, Inc.	12,158	332,521

Containers & Packaging — 0.2%
Amcor PLC	803,589	8,622,510
International Paper Co.	171,684	5,442,383
Packaging Corp. of America	48,337	5,427,762

		19,492,655

Distributors — 0.0%
Genuine Parts Co.	30,595	4,568,445

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	576,374	8,841,577
Verizon Communications, Inc.	236,695	8,987,309

		17,828,886

Electric Utilities — 0.5%
ALLETE, Inc.	8,417	421,271
Alliant Energy Corp.	75,313	3,990,836
American Electric Power Co., Inc.	51,777	4,476,122
Avangrid, Inc.	147,933	6,168,806
Duke Energy Corp.	88,194	8,203,806
Evergy, Inc.	49,985	2,969,109
Eversource Energy	56,202	4,381,508
Hawaiian Electric Industries, Inc.	4,048	140,304
IDACORP, Inc.	21,131	2,092,180
OGE Energy Corp.	24,044	876,644
Pinnacle West Capital Corp.	25,130	1,621,136
Portland General Electric Co.	14,241	618,914
Southern Co.	121,923	8,290,764
Xcel Energy, Inc.	59,723	3,822,272

		48,073,672

Equity Real Estate Investment Trusts (REITs) — 0.0%
National Retail Properties, Inc.	80,719	3,217,459

Food Products — 0.6%
Campbell Soup Co.	197,190	9,291,593
Conagra Brands, Inc.	201,948	6,589,563
Flowers Foods, Inc.	343,763	8,487,508
General Mills, Inc.	127,470	9,765,477
Hormel Foods Corp.	132,851	6,036,749
J M Smucker Co.	68,999	9,481,153
Kellogg Co.	132,888	9,256,978
Kraft Heinz Co.	112,989	3,768,183
Lancaster Colony Corp.	313	47,038

		62,724,242

Gas Utilities — 0.0%
Spire, Inc.	6,042	376,598

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 0.1%
Medtronic PLC	104,691	$8,453,798

Health Care Providers & Services — 0.2%
CVS Health Corp.	96,578	9,210,644
Patterson Cos., Inc.	38,777	931,423
Premier, Inc., Class A	261,539	8,876,634

		19,018,701

Household Products — 0.3%
Colgate-Palmolive Co.	123,786	8,695,966
Kimberly-Clark Corp.	76,298	8,586,577
Procter & Gamble Co.	62,982	7,951,478

		25,234,021

Insurance — 0.3%
Aflac, Inc.	16,200	910,440
Allstate Corp.	56,551	7,042,296
Cincinnati Financial Corp.	31,145	2,789,658
Hanover Insurance Group, Inc.	27,739	3,554,476
Old Republic International Corp.	70,926	1,484,481
Travelers Cos., Inc.	59,282	9,082,002

		24,863,353

IT Services — 0.1%
International Business Machines Corp.	76,137	9,045,837
Western Union Co.	230,689	3,114,301

		12,160,138

Media — 0.1%
Comcast Corp., Class A	277,971	8,152,889
Omnicom Group, Inc.	4,374	275,956

		8,428,845

Metals & Mining — 0.1%
Newmont Corp.	229,596	9,649,920

Multi-Utilities — 0.3%
Ameren Corp.	6,938	558,856
CMS Energy Corp.	85,873	5,001,243
Consolidated Edison, Inc.	86,166	7,389,596
Dominion Energy, Inc.	116,602	8,058,364
DTE Energy Co.	26,631	3,063,897
NorthWestern Corp.	27,789	1,369,442
WEC Energy Group, Inc.	91,541	8,186,512

		33,627,910

Oil, Gas & Consumable Fuels — 0.1%
Kinder Morgan, Inc.	66,577	1,107,841
Williams Cos., Inc.	171,960	4,923,215

		6,031,056

Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co.	141,411	10,052,908
Johnson & Johnson	59,264	9,681,367
Merck & Co., Inc.	111,931	9,639,498
Pfizer, Inc.	210,783	9,223,864

		38,597,637

Road & Rail — 0.1%
Union Pacific Corp.	42,499	8,279,655

Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc.	46,692	900,689

Security	Shares	Value

Tobacco — 0.0%
Philip Morris International, Inc.	36,043	$2,991,929

Trading Companies & Distributors — 0.1%
Ferguson PLC	84,251	8,671,955
MSC Industrial Direct Co., Inc., Class A	68,070	4,956,177

		13,628,132

Total Common Stocks — 4.5% (Cost: $470,056,546)		442,172,080

	Par (000)

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	$430	326,556

Aerospace & Defense — 0.5%
3M Co.
2.25%, 03/15/23	425	420,788
2.65%, 04/15/25	680	640,487
Boeing Co.
1.17%, 02/04/23	1,205	1,190,113
1.43%, 02/04/24	2,579	2,449,940
2.20%, 02/04/26	2,000	1,774,875
Bombardier, Inc.(a)
7.13%, 06/15/26	1,065	976,786
7.88%, 04/15/27	425	391,000
6.00%, 02/15/28	1,010	845,041
Carlisle Cos., Inc., 2.75%, 03/01/30	7,537	6,155,340
General Dynamics Corp.
3.25%, 04/01/25	350	338,024
3.50%, 04/01/27	12,000	11,340,591
3.75%, 05/15/28	2,980	2,807,474
Howmet Aerospace, Inc.
5.90%, 02/01/27	3,580	3,441,633
5.95%, 02/01/37	500	451,868
Lockheed Martin Corp.
1.85%, 06/15/30	70	56,723
3.90%, 06/15/32	6,455	5,979,670
Moog, Inc., 4.25%, 12/15/27(a)	400	354,196
Raytheon Technologies Corp.
3.15%, 12/15/24	1,153	1,122,064
3.95%, 08/16/25	130	126,861
Rolls-Royce PLC, 5.75%, 10/15/27(a)	1,305	1,133,719
Spirit AeroSystems, Inc.(a)
5.50%, 01/15/25	125	118,125
7.50%, 04/15/25	700	659,561
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,365,597
Trane Technologies Luxembourg Finance SA,
3.50%, 03/21/26	1,555	1,460,363
TransDigm, Inc.
8.00%, 12/15/25(a)	115	116,634
6.25%, 03/15/26(a)	2,000	1,940,000
6.38%, 06/15/26	100	94,476
7.50%, 03/15/27	50	47,600

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)

Triumph Group, Inc.
8.88%, 06/01/24(a)	$528	$521,606
7.75%, 08/15/25	40	30,568

		49,351,723

Air Freight & Logistics(a) — 0.0%
Cargo Aircraft Management, Inc., 4.75%, 02/01/28	390	335,677
XPO Logistics, Inc., 6.25%, 05/01/25	719	721,013

		1,056,690

Airlines — 0.3%
Air Canada, 3.88%, 08/15/26(a)	1,365	1,172,194
American Airlines Group, Inc., 3.75%, 03/01/25(a)	1,455	1,189,463
American Airlines, Inc., 11.75%, 07/15/25(a)	2,910	3,039,029
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
5.50%, 04/20/26	625	586,981
5.75%, 04/20/29	4,550	3,969,875
Delta Air Lines, Inc., 7.38%, 01/15/26	3,125	3,158,984
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(a)	1,620	1,428,824
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)	1,129	1,104,470
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(a)	543	546,166
United Airlines Holdings, Inc., 4.88%, 01/15/25	525	489,053
United Airlines, Inc.(a)
4.38%, 04/15/26	1,040	928,200
4.63%, 04/15/29	10,125	8,377,830

		25,991,069

Auto Components — 0.3%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)	2,000	1,752,860
Goodyear Tire & Rubber Co.
9.50%, 05/31/25	100	103,750
4.88%, 03/15/27	250	221,250
5.00%, 07/15/29	1,063	867,780
5.25%, 04/30/31	1,225	981,987
IHO Verwaltungs GmbH, (6.38% Cash or 7.13% PIK), 6.38%, 05/15/29(a)(b)	2,000	1,720,000
Lear Corp., 3.80%, 09/15/27	1,964	1,792,159
Titan International, Inc., 7.00%, 04/30/28	4,205	3,815,238
Toyota Motor Credit Corp., 3.95%, 06/30/25	17,055	16,646,696
ZF North America Capital, Inc., 4.75%, 04/29/25(a)	150	136,452

		28,038,172

Automobiles — 1.1%
Allison Transmission, Inc., 3.75%, 01/30/31(a)	3,000	2,299,770
American Honda Finance Corp.
2.15%, 09/10/24	2,480	2,359,277
1.20%, 07/08/25	1,395	1,262,184
1.30%, 09/09/26	1,960	1,706,963
Asbury Automotive Group, Inc.
4.50%, 03/01/28	1,600	1,352,000
4.63%, 11/15/29(a)	955	763,398
4.75%, 03/01/30	2,745	2,143,796
5.00%, 02/15/32(a)	790	608,348
Cummins, Inc., 0.75%, 09/01/25	4,550	4,085,914
Ford Motor Co.
4.35%, 12/08/26	200	183,538
9.63%, 04/22/30	240	266,623
3.25%, 02/12/32	1,700	1,224,561
4.75%, 01/15/43	150	99,388

Security	Par (000)	Value

Automobiles (continued)
Ford Motor Co. (continued)
5.29%, 12/08/46	$950	$669,750
Ford Motor Credit Co. LLC
5.58%, 03/18/24	400	392,120
2.30%, 02/10/25	8,000	7,090,378
5.13%, 06/16/25	2,350	2,217,483
4.13%, 08/04/25	1,000	907,550
3.38%, 11/13/25	1,230	1,086,713
4.39%, 01/08/26	1,650	1,493,427
4.13%, 08/17/27	2,000	1,721,000
2.90%, 02/10/29	7,800	5,908,500
4.00%, 11/13/30	1,320	1,029,600
General Motors Co.
5.40%, 10/02/23	160	160,016
6.13%, 10/01/25	600	600,260
General Motors Financial Co., Inc.
4.15%, 06/19/23	195	194,060
5.10%, 01/17/24	375	373,634
1.05%, 03/08/24	1,980	1,855,584
1.20%, 10/15/24	1,150	1,055,607
4.00%, 01/15/25	1,000	960,686
3.80%, 04/07/25	1,575	1,500,213
4.35%, 04/09/25	11,080	10,698,799
2.35%, 02/26/27	14,390	12,210,058
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)	3,366	2,710,337
Honda Motor Co. Ltd.
2.27%, 03/10/25	5,440	5,120,098
2.53%, 03/10/27	4,480	4,051,432
Jaguar Land Rover Automotive PLC(a)
7.75%, 10/15/25	1,250	1,105,493
4.50%, 10/01/27	400	272,028
5.88%, 01/15/28	4,348	3,054,470
5.50%, 07/15/29	5,400	3,759,426
PACCAR Financial Corp., 1.90%, 02/07/23	325	322,557
Sonic Automotive, Inc.(a)
4.63%, 11/15/29	263	206,455
4.88%, 11/15/31	208	157,560
Toyota Motor Credit Corp.
1.45%, 01/13/25	3,555	3,296,112
3.65%, 08/18/25	7,215	6,986,013
1.13%, 06/18/26	9,440	8,257,602

		109,780,781

Banks — 3.2%
Bank of Montreal
4.25%, 09/14/24	15,235	14,987,745
1.85%, 05/01/25	1,220	1,122,425
3.70%, 06/07/25	13,441	12,917,937
1.25%, 09/15/26	2,260	1,932,272
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	5,605	5,442,889
0.95%, 06/23/23	3,330	3,238,558
2.25%, 01/28/25	480	449,913
3.30%, 04/07/25	17,240	16,451,257
3.95%, 08/04/25	10,020	9,678,312
0.95%, 10/23/25	1,870	1,648,379
Citigroup, Inc., 5.61%, 09/29/26	11,390	11,327,161
Cooperatieve Rabobank UA, 1.38%, 01/10/25	7,360	6,773,491
First Republic Bank, (1 day SOFR + 0.62%), 1.91%, 02/12/24(c)	1,085	1,071,082
HSBC USA, Inc.
3.75%, 05/24/24	19,825	19,430,836

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC USA, Inc. (continued)
3.50%, 06/23/24	$400	$389,882
ING Groep NV, 4.10%, 10/02/23	3,570	3,525,411
Intesa Sanpaolo SpA(a)
5.71%, 01/15/26	1,650	1,500,702
(1 year CMT + 2.60%), 4.20%, 06/01/32(c)	985	664,086
JPMorgan Chase & Co., (1 day SOFR + 0.98%), 3.85%, 06/14/25(c)	15,774	15,341,678
KeyBank NA, (1 day SOFR + 0.32%), 0.43%, 06/14/24(c)	2,190	2,119,803
KeyCorp., 2.25%, 04/06/27	335	290,795
National Australia Bank Ltd., 1.88%, 12/13/22	250	249,015
National Bank of Canada, (1 year CMT + 0.40%), 0.55%, 11/15/24(c)	665	629,532
Royal Bank of Canada
3.97%, 07/26/24	4,120	4,046,990
0.65%, 07/29/24	3,845	3,571,275
0.75%, 10/07/24	3,300	3,029,513
1.15%, 06/10/25	2,500	2,255,951
1.20%, 04/27/26	1,495	1,301,464
2.05%, 01/21/27	8,000	7,017,211
Santander Holdings USA, Inc., 4.26%, 06/09/25(c)	4,000	3,859,482
Santander U.K. Group Holdings PLC(c)
(1 day SOFR + 0.79%), 1.09%, 03/15/25	7,635	7,049,216
(1 year CMT + 1.25%), 1.53%, 08/21/26	3,000	2,601,046
(3 mo. LIBOR US + 1.57%), 4.80%, 11/15/24	1,250	1,232,528
Standard Chartered PLC, (3 mo. LIBOR US + 1.46%), 7.01%(a)(c)(d)	500	492,588
SVB Financial Group, 1.80%, 10/28/26	3,165	2,719,952
Toronto-Dominion Bank
1.90%, 12/01/22	785	782,598
0.30%, 06/02/23	3,430	3,333,195
0.45%, 09/11/23	5,955	5,709,365
2.65%, 06/12/24	200	192,075
4.29%, 09/13/24	15,205	14,975,718
1.45%, 01/10/25	2,765	2,559,793
3.77%, 06/06/25	20,240	19,556,445
4.69%, 09/15/27	9,805	9,478,404
Truist Financial Corp.
1.20%, 08/05/25	3,520	3,164,090
(1 day SOFR + 1.46%), 4.26%, 07/28/26(c)	6,380	6,204,839
U.S. Bancorp, (1 day SOFR + 1.66%), 4.55%, 07/22/28(c)	2,010	1,936,947
Wells Fargo & Co.(c)
(1 day SOFR + 0.51%), 0.81%, 05/19/25	1,228	1,136,069
(1 day SOFR + 1.09%), 2.41%, 10/30/25	147	137,230
(1 day SOFR + 1.32%), 3.91%, 04/25/26	3,485	3,331,547
(1 day SOFR + 1.51%), 3.53%, 03/24/28	6,795	6,154,349
(1 day SOFR + 1.56%), 4.54%, 08/15/26	14,250	13,785,528
(1 day SOFR + 1.98%), 4.81%, 07/25/28	16,560	15,793,688
(1 day SOFR + 4.03%), 4.48%, 04/04/31	2,810	2,570,307
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26	30,454	28,039,282
Westpac Banking Corp., 3.74%, 08/26/25	10,390	10,069,444

		319,271,290

Beverages — 0.8%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(b)	1,350	924,345

Security	Par (000)	Value

Beverages (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
5.25%, 04/30/25	$820	$767,196
4.13%, 08/15/26	3,800	3,163,994
5.25%, 08/15/27	650	406,725
Ball Corp.
4.00%, 11/15/23	15	14,703
5.25%, 07/01/25	50	48,865
4.88%, 03/15/26	200	189,742
2.88%, 08/15/30	910	698,375
3.13%, 09/15/31	3,040	2,291,400
Coca-Cola Co.
3.38%, 03/25/27	3,230	3,081,621
1.45%, 06/01/27	11,595	10,017,772
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	8,207	7,016,985
Constellation Brands, Inc.
3.60%, 05/09/24	8,687	8,498,206
4.40%, 11/15/25	1,070	1,047,577
4.35%, 05/09/27	6,197	5,944,184
2.88%, 05/01/30	310	257,129
Diageo Capital PLC
2.13%, 10/24/24	560	531,702
2.38%, 10/24/29	405	338,703
2.00%, 04/29/30	2,710	2,171,538
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29	8,277	7,517,273
3.20%, 05/01/30	5,495	4,675,183
4.05%, 04/15/32	4,165	3,652,796
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(a)	60	59,250
PepsiCo, Inc.
2.25%, 03/19/25	850	804,069
2.63%, 03/19/27	535	490,918
3.60%, 02/18/28	15,870	14,993,214
Silgan Holdings, Inc., 4.13%, 02/01/28	207	183,609

		79,787,074

Biotechnology — 0.1%
Amgen, Inc., 4.05%, 08/18/29	1,225	1,127,231
Gilead Sciences, Inc., 0.75%, 09/29/23	364	349,356
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	11,190	8,469,237

		9,945,824

Building Materials — 0.3%
Allegion U.S. Holding Co., Inc., 3.20%, 10/01/24	1,175	1,122,805
Boise Cascade Co., 4.88%, 07/01/30(a)	14,401	11,962,819
Builders FirstSource, Inc.(a)
5.00%, 03/01/30	870	739,500
4.25%, 02/01/32	9,250	7,095,999
Carrier Global Corp.
2.24%, 02/15/25	704	657,830
2.49%, 02/15/27	1,154	1,022,949
Eagle Materials, Inc., 2.50%, 07/01/31	444	323,878
Griffon Corp., 5.75%, 03/01/28	270	232,200
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	1,200	1,083,732
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)	2,950	2,317,638
Martin Marietta Materials, Inc., 0.65%, 07/15/23	2,265	2,186,880
Masco Corp., 3.50%, 11/15/27	2,925	2,654,302

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Masonite International Corp., Class C, 5.38%, 02/01/28(a)	$1,650	$1,459,475
Standard Industries, Inc., 4.38%, 07/15/30(a)	1,250	956,250
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)	155	136,400

		33,952,657

Building Products — 0.4%
Advanced Drainage Systems, Inc.(a)
5.00%, 09/30/27	2,105	1,935,842
6.38%, 06/15/30	10,000	9,688,500
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(a)	4,174	3,380,565
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	5,569	4,368,558
Home Depot, Inc.
2.70%, 04/15/25	490	467,397
4.00%, 09/15/25	7,185	7,070,747
2.50%, 04/15/27	150	136,199
2.88%, 04/15/27	955	882,890
Lowe’s Cos., Inc.
4.00%, 04/15/25	1,930	1,890,906
4.40%, 09/08/25	5,045	4,968,012
3.35%, 04/01/27	4,250	3,936,095
3.10%, 05/03/27	5,191	4,760,259

		43,485,970

Capital Markets — 1.1%
Ameriprise Financial, Inc., 3.00%, 04/02/25	860	821,171
Ares Capital Corp.
3.50%, 02/10/23	1,300	1,293,345
4.20%, 06/10/24	4,880	4,724,544
4.25%, 03/01/25	50	47,234
3.25%, 07/15/25	850	776,408
3.88%, 01/15/26	3,714	3,379,029
2.15%, 07/15/26	6,121	5,129,845
2.88%, 06/15/27	6,210	5,187,788
2.88%, 06/15/28	3,355	2,640,593
Bank of New York Mellon Corp.
1.85%, 01/27/23	315	312,973
0.50%, 04/26/24	2,890	2,711,745
(1 day SOFR + 1.35%), 4.41%, 07/24/26(c)	1,540	1,504,614
Barings BDC, Inc., 3.30%, 11/23/26(a)	1,715	1,422,485
Blackstone Private Credit Fund, 2.70%, 01/15/25	5,320	4,822,296
Brookfield Asset Management, Inc., 4.00%, 01/15/25	1,000	974,892
Brookfield Finance I U.K. PLC, 2.34%, 01/30/32	780	583,335
Brookfield Finance, Inc.
4.00%, 04/01/24	300	295,407
3.90%, 01/25/28	55	49,521
Charles Schwab Corp.
0.75%, 03/18/24	935	884,025
1.15%, 05/13/26	2,135	1,867,666
2.45%, 03/03/27	1,495	1,341,616
Compass Group Diversified Holdings LLC(a)
5.25%, 04/15/29	4,515	3,543,056
5.00%, 01/15/32	1,110	811,357
FS KKR Capital Corp.
4.63%, 07/15/24	3,750	3,672,253
1.65%, 10/12/24	5,060	4,621,401
4.13%, 02/01/25	105	99,373
2.63%, 01/15/27	5,275	4,259,340
3.25%, 07/15/27	2,810	2,314,447

Security	Par (000)	Value

Capital Markets (continued)
Golub Capital BDC, Inc., 2.50%, 08/24/26	$2,981	$2,498,824
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24	320	299,379
6.38%, 12/15/25	1,600	1,516,119
6.25%, 05/15/26	4,610	4,308,230
5.25%, 05/15/27	300	262,653
4.38%, 02/01/29	5,540	4,459,035
LPL Holdings, Inc.(a)
4.63%, 11/15/27	2,300	2,085,289
4.00%, 03/15/29	2,165	1,856,877
4.38%, 05/15/31	5,291	4,387,370
Main Street Capital Corp., 3.00%, 07/14/26	2,000	1,683,819
Nomura Holdings, Inc.
2.65%, 01/16/25	1,620	1,517,124
5.10%, 07/03/25	12,700	12,496,682
1.85%, 07/16/25	7,520	6,784,838
Prospect Capital Corp., 3.36%, 11/15/26	2,255	1,852,982
StoneX Group, Inc., 8.63%, 06/15/25(a)	3,424	3,458,514

		109,559,494

Chemicals — 1.5%
Air Products & Chemicals, Inc.
1.85%, 05/15/27	2,380	2,095,979
2.05%, 05/15/30	1,125	919,992
Albemarle Corp., 4.65%, 06/01/27	19,380	18,576,583
Ashland LLC
3.38%, 09/01/31(a)	3,440	2,658,828
6.88%, 05/15/43	1,000	957,500
Avient Corp., 5.75%, 05/15/25(a)	2,950	2,846,602
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	1,080	846,666
Celanese U.S. Holdings LLC
3.50%, 05/08/24	2,045	1,954,374
5.90%, 07/05/24	29,360	28,953,052
6.05%, 03/15/25	29,360	28,680,203
1.40%, 08/05/26	1,280	1,043,660
Chemours Co., 5.38%, 05/15/27	939	817,287
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,000	5,225,708
Ecolab, Inc., 0.90%, 12/15/23	1,765	1,690,045
EI du Pont de Nemours & Co., 2.30%, 07/15/30	4,505	3,675,342
FMC Corp., 4.10%, 02/01/24	1,904	1,879,961
Ingevity Corp., 3.88%, 11/01/28(a)	2,770	2,290,194
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	40	36,706
LSB Industries, Inc., 6.25%, 10/15/28(a)	1,865	1,600,217
Methanex Corp.
5.13%, 10/15/27	1,585	1,331,400
5.25%, 12/15/29	4,005	3,183,595
5.65%, 12/01/44	1,300	871,000
Olin Corp.
5.13%, 09/15/27	50	45,181
5.63%, 08/01/29	5,500	4,881,250
5.00%, 02/01/30	2,000	1,660,000
PPG Industries, Inc.
1.20%, 03/15/26	8,910	7,775,939
2.55%, 06/15/30	2,000	1,649,844
Sherwin-Williams Co.
3.13%, 06/01/24	2,590	2,513,590
4.05%, 08/08/24	7,185	7,065,373
3.45%, 06/01/27	640	587,563

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (continued)
2.95%, 08/15/29	$225	$192,465
Tronox, Inc., 4.63%, 03/15/29(a)	385	284,900
Valvoline, Inc.(a)
4.25%, 02/15/30	2,091	1,975,995
3.63%, 06/15/31	470	346,150
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	2,500	2,149,075

		143,262,219

Commercial Services & Supplies — 0.3%
Alta Equipment Group, Inc., 5.63%, 04/15/26(a)	1,653	1,385,164
AMN Healthcare, Inc., 4.63%, 10/01/27(a)	590	529,279
ASGN, Inc., 4.63%, 05/15/28(a)	2,090	1,798,553
Fortress Transportation & Infrastructure Investors LLC(a)
6.50%, 10/01/25	2,696	2,532,656
9.75%, 08/01/27	5,800	5,671,297
Herc Holdings, Inc., 5.50%, 07/15/27(a)	2,822	2,539,800
Hertz Corp.(a)
4.63%, 12/01/26	1,265	1,027,637
5.00%, 12/01/29	1,415	1,052,406
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
5.25%, 04/15/24	3,600	3,474,000
5.75%, 04/15/26	3,637	3,422,199
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)	2,100	2,060,037
TriNet Group, Inc., 3.50%, 03/01/29(a)	2,000	1,629,000
United Rentals North America, Inc., 5.50%, 05/15/27	250	241,589
Williams Scotsman International, Inc., 4.63%, 08/15/28(a)	4,335	3,792,887

		31,156,504

Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.00%, 09/01/24	6	5,881
4.60%, 02/23/28	50	47,206
4.60%, 05/23/29	600	552,513
2.30%, 11/15/30	200	150,279
2.75%, 05/24/31	3,485	2,659,734
Nokia OYJ
4.38%, 06/12/27	2,920	2,631,650
6.63%, 05/15/39	300	278,124
Viasat, Inc.(a)
5.63%, 09/15/25	100	77,631
5.63%, 04/15/27	400	332,788
6.50%, 07/15/28	1,035	688,275

		7,424,081

Construction & Engineering — 0.0%
AECOM, 5.13%, 03/15/27	2,308	2,154,068
Fluor Corp., 4.25%, 09/15/28	1,400	1,217,758
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 09/15/28(a)	225	181,691

		3,553,517

Construction Materials(a) — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29	1,390	1,088,808
G-III Apparel Group Ltd., 7.88%, 08/15/25	3,300	2,994,750

Security	Par (000)	Value

Construction Materials (continued)
Picasso Finance Sub, Inc., 6.13%, 06/15/25	$211	$206,805
Winnebago Industries, Inc., 6.25%, 07/15/28	861	796,425

		5,086,788

Consumer Discretionary — 0.3%
Cintas Corp. No. 2
3.45%, 05/01/25	8,425	8,134,055
3.70%, 04/01/27	5,640	5,346,460
Life Time, Inc.(a)
5.75%, 01/15/26	145	131,950
8.00%, 04/15/26	165	141,075
Nielsen Finance LLC/Nielsen Finance Co.(a)
5.63%, 10/01/28	2,123	2,107,136
4.50%, 07/15/29	530	527,655
5.88%, 10/01/30	400	398,346
4.75%, 07/15/31	1,000	980,380
Quanta Services, Inc.
0.95%, 10/01/24	3,805	3,474,186
2.35%, 01/15/32	2,295	1,688,452
Royal Caribbean Cruises Ltd.(a)
10.88%, 06/01/23	50	51,125
9.13%, 06/15/23	90	91,575
11.50%, 06/01/25	1,897	2,015,562

		25,087,957

Consumer Finance — 0.7%
American Express Co.
3.40%, 02/27/23	50	49,789
3.38%, 05/03/24	2,435	2,374,333
2.50%, 07/30/24	290	277,751
2.25%, 03/04/25	1,290	1,208,975
3.95%, 08/01/25	7,010	6,789,589
Automatic Data Processing, Inc., 1.70%, 05/15/28	830	710,206
Block Financial LLC, 2.50%, 07/15/28	1,790	1,478,397
Capital One Financial Corp.(c)
(1 day SOFR + 1.37%), 4.17%, 05/09/25	4,380	4,260,377
(1 day SOFR + 2.16%), 4.99%, 07/24/26	3,985	3,895,933
CPI CG, Inc., 8.63%, 03/15/26(a)	3,708	3,446,808
Enova International, Inc., 8.50%, 09/15/25(a)	3,850	3,373,562
Global Payments, Inc., 1.20%, 03/01/26	5,840	5,026,167
goeasy Ltd., 5.38%, 12/01/24(a)	555	520,312
HealthEquity, Inc., 4.50%, 10/01/29(a)	2,000	1,689,480
Mastercard, Inc.
2.95%, 11/21/26	380	354,720
3.30%, 03/26/27	9,210	8,650,713
3.50%, 02/26/28	30	28,002
2.95%, 06/01/29	260	231,515
1.90%, 03/15/31	167	133,211
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(a)	3,000	2,476,305
Navient Corp., 4.88%, 03/15/28	1,598	1,220,601
OneMain Finance Corp.
6.13%, 03/15/24	1,100	1,059,509
6.88%, 03/15/25	250	234,963
7.13%, 03/15/26	490	441,687
6.63%, 01/15/28	100	85,800
5.38%, 11/15/29	1,995	1,546,125
PayPal Holdings, Inc., 2.40%, 10/01/24	170	162,394
PRA Group, Inc., 5.00%, 10/01/29(a)	715	578,108
S&P Global, Inc.
2.45%, 03/01/27(a)	11,965	10,724,871
2.50%, 12/01/29	115	96,091

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
S&P Global, Inc. (continued)
1.25%, 08/15/30	$1,905	$1,426,333
Visa, Inc.
1.90%, 04/15/27	5,190	4,611,541
2.05%, 04/15/30	1,210	999,631

		70,163,799

Containers & Packaging — 0.1%
Cascades, Inc./Cascades USA, Inc.(a)
5.13%, 01/15/26	200	181,069
5.38%, 01/15/28	1,495	1,264,605
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	1,000	931,390
Graphic Packaging International LLC(a)
3.50%, 03/15/28	250	212,580
3.50%, 03/01/29	450	370,178
Resolute Forest Products, Inc., 4.88%, 03/01/26(a)	2,478	2,409,855
Sealed Air Corp.(a)
5.50%, 09/15/25	25	23,875
4.00%, 12/01/27	2,200	1,903,770
6.88%, 07/15/33	3,400	3,247,000

		10,544,322

Diversified Consumer Services — 0.0%
Graham Holdings Co., 5.75%, 06/01/26(a)	540	523,632
Service Corp. International
4.63%, 12/15/27	50	45,250
5.13%, 06/01/29	55	49,983
3.38%, 08/15/30	1,055	825,105
4.00%, 05/15/31	1,895	1,523,940

		2,967,910

Diversified Financial Services — 8.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 09/15/23	3,760	3,705,856
1.15%, 10/29/23	2,780	2,640,806
4.88%, 01/16/24	2,352	2,313,832
1.65%, 10/29/24	3,699	3,379,359
2.45%, 10/29/26	845	713,052
3.00%, 10/29/28	805	645,582
3.30%, 01/30/32	5,883	4,424,417
Air Lease Corp.
2.25%, 01/15/23	2,000	1,983,149
3.38%, 07/01/25	715	666,191
2.88%, 01/15/26	315	281,977
2.20%, 01/15/27	2,355	1,993,931
Banco Santander SA
3.85%, 04/12/23	4,000	3,970,600
2.71%, 06/27/24	8,600	8,209,699
3.50%, 03/24/25	18,400	17,526,028
2.75%, 05/28/25	800	731,481
(1 year CMT + 0.45%), 0.70%, 06/30/24(c)	20,600	19,781,512
(1 year CMT + 0.90%), 1.72%, 09/14/27(c)	2,800	2,316,368
Bank of America Corp.
4.00%, 01/22/25	10,090	9,766,087
(1 day SOFR + 0.41%), 0.52%, 06/14/24(c)	16,065	15,515,807
(1 day SOFR + 0.65%), 1.53%, 12/06/25(c)	5,700	5,213,817
(1 day SOFR + 0.69%), 0.98%, 04/22/25(c)	16,750	15,568,639
(1 day SOFR + 0.74%), 0.81%, 10/24/24(c)	3,715	3,532,219
(1 day SOFR + 0.91%), 0.98%, 09/25/25(c)	19,010	17,295,933
(1 day SOFR + 0.96%), 1.73%, 07/22/27(c)	14,345	12,306,991

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
(1 day SOFR + 1.15%), 1.32%, 06/19/26(c)	$8,520	$7,562,333
(1 day SOFR + 1.21%), 2.57%, 10/20/32(c)	655	500,963
(1 day SOFR + 1.33%), 3.38%, 04/02/26(c)	25,840	24,408,891
(1 day SOFR + 1.75%), 4.83%, 07/22/26(c)	6,870	6,716,757
(1 day SOFR + 2.04%), 4.95%, 07/22/28(c)	7,120	6,841,138
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(c)	3,253	3,235,728
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(c)	2,000	1,872,568
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(c)	3,210	3,166,339
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(c)	200	193,678
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(c)	2,625	2,071,290
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(c)	1,500	1,384,763
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(c)	1,605	1,463,432
Series N, (1 day SOFR + 1.22%), 2.65%, 03/11/32(c)	290	225,561
Bank of Nova Scotia
2.20%, 02/03/25	6,450	6,021,254
3.45%, 04/11/25	7,330	7,020,691
1.05%, 03/02/26	3,800	3,311,779
1.35%, 06/24/26	15,360	13,381,566
Barclays PLC
5.20%, 05/12/26	400	380,228
(1 day SOFR + 2.71%), 2.85%, 05/07/26(c)	1,150	1,043,923
(1 year CMT + 0.80%), 1.01%, 12/10/24(c)	2,690	2,531,979
(1 year CMT + 1.05%), 2.28%, 11/24/27(c)	5,980	5,008,375
(1 year CMT + 2.30%), 5.30%, 08/09/26(c)	3,165	3,040,682
(3 mo. LIBOR US + 1.61%), 3.93%, 05/07/25(c)	4,005	3,851,747
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(c)	200	173,872
Citigroup, Inc.
4.45%, 09/29/27	240	222,162
(1 day SOFR + 0.53%), 1.28%, 11/03/25(c)	3,955	3,612,848
(1 day SOFR + 0.67%), 0.98%, 05/01/25(c)	3,190	2,955,667
(1 day SOFR + 0.69%), 0.78%, 10/30/24(c)	13,120	12,459,530
(1 day SOFR + 0.69%), 2.01%, 01/25/26(c)	5,430	4,989,825
(1 day SOFR + 0.77%), 1.46%, 06/09/27(c)	23,540	20,041,934
(1 day SOFR + 1.37%), 4.14%, 05/24/25(c)	7,095	6,935,162
(1 day SOFR + 1.53%), 3.29%, 03/17/26(c)	9,120	8,610,313
(1 day SOFR + 1.67%), 1.68%, 05/15/24(c)	1,960	1,917,947
(1 day SOFR + 2.84%), 3.11%, 04/08/26(c)	4,485	4,203,648
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(c)	2,725	2,627,895
(3 mo. LIBOR US + 1.02%), 4.04%, 06/01/24(c)	50	49,607
CME Group, Inc., 2.65%, 03/15/32	250	205,521
Credit Acceptance Corp., 6.63%, 03/15/26	360	333,900
Deutsche Bank AG
3.95%, 02/27/23	2,000	1,990,846
4.50%, 04/01/25	1,400	1,301,886
4.16%, 05/13/25	9,485	9,132,074
(1 day SOFR + 1.22%), 2.31%, 11/16/27(c)	3,725	3,021,583
(1 day SOFR + 1.32%), 2.55%, 01/07/28(c)	1,100	893,024
(1 day SOFR + 2.76%), 3.73%, 01/14/32(c)	900	606,103
(1 day SOFR + 3.19%), 6.12%, 07/14/26(c)	3,025	2,937,815
(5 year USD ICE Swap + 2.55%), 4.88%, 12/01/32(c)	900	705,913
(5 year USD Swap + 2.25%), 4.30%, 05/24/28(c)	2,650	2,363,360
Series E, 0.96%, 11/08/23	3,265	3,106,543
Goldman Sachs Group, Inc.
3.63%, 02/20/24	9,950	9,776,548
3.50%, 01/23/25	1,060	1,018,613
3.50%, 04/01/25	2,895	2,765,312
3.75%, 05/22/25	75	71,814
4.25%, 10/21/25	8,100	7,818,240

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
3.75%, 02/25/26	$75	$71,039
3.50%, 11/16/26	35	32,346
2.60%, 02/07/30	3,090	2,491,702
3.80%, 03/15/30	900	780,357
(1 day SOFR + 0.51%), 0.66%, 09/10/24(c)	16,270	15,487,485
(1 day SOFR + 0.61%), 0.86%, 02/12/26(c)	3,505	3,127,165
(1 day SOFR + 0.73%), 1.76%, 01/24/25(c)	15,430	14,660,699
(1 day SOFR + 0.80%), 1.43%, 03/09/27(c)	14,780	12,706,516
(1 day SOFR + 1.09%), 1.99%, 01/27/32(c)	4,190	3,097,715
(1 day SOFR + 1.25%), 2.38%, 07/21/32(c)	10,490	7,909,311
(1 day SOFR + 1.28%), 2.62%, 04/22/32(c)	1,545	1,197,573
(1 day SOFR + 1.51%), 4.39%, 06/15/27(c)	5,985	5,701,470
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(c)	3,015	2,673,101
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(c)	125	119,067
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(c)	250	227,219
Series VAR, (1 day SOFR + 0.54%), 0.63%, 11/17/23(c)	5,680	5,645,636
Series VAR, (1 day SOFR + 0.79%), 1.09%, 12/09/26(c)	6,100	5,263,843
Horizon Therapeutics USA, Inc., 5.50%, 08/01/27(a)	3,250	3,039,920
HSBC Holdings PLC
3.60%, 05/25/23	1,500	1,486,557
4.25%, 08/18/25	500	474,433
(1 day SOFR + 0.53%), 0.73%, 08/17/24(c)	5,300	5,052,760
(1 day SOFR + 0.58%), 1.16%, 11/22/24(c)	7,110	6,718,726
(1 day SOFR + 0.71%), 0.98%, 05/24/25(c)	3,670	3,371,820
(1 day SOFR + 1.19%), 2.80%, 05/24/32(c)	4,383	3,220,458
(1 day SOFR + 1.43%), 3.00%, 03/10/26(c)	13,635	12,607,028
(1 day SOFR + 1.51%), 4.18%, 12/09/25(c)	15,635	14,957,022
(1 day SOFR + 1.54%), 1.65%, 04/18/26(c)	1,225	1,089,348
(1 day SOFR + 2.61%), 5.21%, 08/11/28(c)	15,205	14,214,735
Intercontinental Exchange, Inc., 3.65%, 05/23/25	4,060	3,928,488
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(a)	1,300	958,750
JPMorgan Chase & Co.
3.30%, 04/01/26	289	271,226
(1 day SOFR + 0.61%), 1.56%, 12/10/25(c)	9,540	8,748,008
(1 day SOFR + 0.77%), 1.47%, 09/22/27(c)	22,140	18,721,707
(1 day SOFR + 0.80%), 1.05%, 11/19/26(c)	8,505	7,356,267
(1 day SOFR + 0.92%), 2.60%, 02/24/26(c)	21,045	19,577,712
(1 day SOFR + 1.16%), 2.30%, 10/15/25(c)	4,160	3,901,136
(1 day SOFR + 1.85%), 2.08%, 04/22/26(c)	428	389,946
(1 day SOFR + 1.99%), 4.85%, 07/25/28(c)	19,310	18,540,958
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(c)	3,150	3,099,490
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(c)	8,650	8,371,056
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(c)	1,300	1,226,658
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(c)	35	31,848
(3 mo. SOFR + 1.59%), 2.01%, 03/13/26(c)	852	780,259
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29(a)	4,635	3,469,993
Lloyds Banking Group PLC
4.58%, 12/10/25	3,110	2,933,937
(1 year CMT + 0.55%), 0.70%, 05/11/24(c)	5,135	4,972,852
(1 year CMT + 1.75%), 4.72%, 08/11/26(c)	5,380	5,168,648
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28(c)	4,132	3,623,741
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	230	196,547
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/24	8,235	8,041,943
(1 year CMT + 0.45%), 0.96%, 10/11/25(c)	6,325	5,759,367

Security	Par (000)	Value

Diversified Financial Services (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
(1 year CMT + 0.55%), 0.95%, 07/19/25(c)	$8,640	$7,949,621
(1 year CMT + 0.67%), 1.64%, 10/13/27(c)	14,770	12,517,438
(1 year CMT + 0.83%), 2.34%, 01/19/28(c)	2,585	2,233,225
(1 year CMT + 1.55%), 5.06%, 09/12/25(c)	5,470	5,412,486
(1 year CMT + 1.70%), 4.79%, 07/18/25(c)	11,005	10,860,472
Mizuho Financial Group, Inc.(c)
(1 day SOFR + 0.87%), 0.85%, 09/08/24	3,330	3,179,963
(1 day SOFR + 1.25%), 1.24%, 07/10/24	2,490	2,408,788
(1 year CMT + 0.75%), 1.55%, 07/09/27	5,780	4,915,582
(1 year CMT + 0.90%), 2.65%, 05/22/26	2,910	2,675,585
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24	2,823	2,769,463
Morgan Stanley(c)
(1 day SOFR + 0.46%), 0.53%, 01/25/24	13,300	13,083,240
(1 day SOFR + 0.72%), 0.99%, 12/10/26	12,180	10,502,661
(1 day SOFR + 0.86%), 1.51%, 07/20/27	4,585	3,904,982
(1 day SOFR + 0.88%), 1.59%, 05/04/27	8,640	7,465,700
(1 day SOFR + 1.14%), 2.70%, 01/22/31	2,090	1,694,510
(1 day SOFR + 1.18%), 2.24%, 07/21/32	1,685	1,265,801
(1 day SOFR + 1.67%), 4.68%, 07/17/26	14,965	14,571,758
(1 day SOFR + 1.99%), 2.19%, 04/28/26	8,810	8,081,208
(1 day SOFR + 3.12%), 3.62%, 04/01/31	13,680	11,822,654
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24	3,130	3,097,173
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28	325	292,367
Series I, (1 day SOFR + 0.75%), 0.86%, 10/21/25	3,590	3,255,676
NatWest Group PLC(c)
(1 year CMT + 2.15%), 2.36%, 05/22/24	470	458,959
(1 year CMT + 2.27%), 5.52%, 09/30/28	2,325	2,206,598
Spectrum Brands, Inc.(a)
5.00%, 10/01/29	20	15,910
3.88%, 03/15/31	1,380	940,856
Stena International SA, 6.13%, 02/01/25(a)	200	187,595
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	360	337,146
1.47%, 07/08/25	7,252	6,524,324
1.40%, 09/17/26	7,800	6,653,857
2.17%, 01/14/27	2,735	2,382,453
UniCredit SpA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(c)	3,625	2,695,331

		810,427,473

Diversified Telecommunication Services — 0.6%
AT&T, Inc.
1.70%, 03/25/26	16,240	14,442,055
2.30%, 06/01/27	11,475	10,029,362
Consolidated Communications, Inc.(a)
5.00%, 10/01/28	430	299,032
6.50%, 10/01/28	250	186,875
Level 3 Financing, Inc.(a)
4.63%, 09/15/27	95	78,620
3.63%, 01/15/29	1,700	1,258,663
3.75%, 07/15/29	650	476,125
Lumen Technologies, Inc.
5.63%, 04/01/25	2,400	2,328,000
5.13%, 12/15/26(a)	495	425,903
4.00%, 02/15/27(a)	285	239,337
4.50%, 01/15/29(a)	1,415	994,037
5.38%, 06/15/29(a)	1,967	1,461,803
Series G, 6.88%, 01/15/28	554	473,670
Series P, 7.60%, 09/15/39	50	33,964
Series U, 7.65%, 03/15/42	725	490,649

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. (continued)
Series W, 6.75%, 12/01/23	$100	$101,954
Series Y, 7.50%, 04/01/24	25	25,750
Sprint Capital Corp.
6.88%, 11/15/28	5,000	5,137,500
8.75%, 03/15/32	7,120	8,250,300
Telecom Italia Capital SA
6.38%, 11/15/33	900	699,687
6.00%, 09/30/34	850	633,437
7.20%, 07/18/36	1,200	940,416
7.72%, 06/04/38	50	39,891
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	4,255	2,703,204
Verizon Communications, Inc.
0.75%, 03/22/24	90	85,068
3.38%, 02/15/25	3,000	2,904,246
3.00%, 03/22/27	440	400,098
4.33%, 09/21/28	350	329,323
1.68%, 10/30/30	2,273	1,703,459

		57,172,428

Electric Utilities — 1.1%
AEP Texas, Inc., 3.95%, 06/01/28	50	46,146
AES Corp., 1.38%, 01/15/26	3,584	3,087,306
Alabama Power Co., 3.05%, 03/15/32	1,465	1,241,015
Ameren Corp., 3.50%, 01/15/31	140	120,769
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,628,302
Appalachian Power Co.
Class AA, 2.70%, 04/01/31	800	639,344
Series BB, 4.50%, 08/01/32	1,580	1,422,328
Arizona Public Service Co., 2.20%, 12/15/31	2,310	1,727,811
Atlantic City Electric Co., 4.00%, 10/15/28	50	46,752
Avangrid, Inc., 3.80%, 06/01/29	100	88,862
Berkshire Hathaway Energy Co.
4.05%, 04/15/25	3,330	3,273,404
3.25%, 04/15/28	100	90,694
1.65%, 05/15/31	245	185,216
Black Hills Corp.
1.04%, 08/23/24	570	526,433
3.15%, 01/15/27	1,960	1,794,478
CenterPoint Energy Houston Electric LLC
4.45%, 10/01/32	1,850	1,753,852
Series AG, Class AG, 3.00%, 03/01/32	635	537,396
Commonwealth Edison Co., 2.20%, 03/01/30	170	139,785
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/30	330	289,935
Constellation Energy Generation LLC, 3.25%, 06/01/25	770	730,396
Dominion Energy, Inc.
4.25%, 06/01/28	165	154,549
Series A, 1.45%, 04/15/26	1,200	1,053,642
Series B, 3.60%, 03/15/27	1,300	1,213,881
Series C, 3.38%, 04/01/30	310	266,592
Series C, 2.25%, 08/15/31	1,375	1,072,169
DPL, Inc., 4.35%, 04/15/29	200	167,000
DTE Electric Co., Series C, 2.63%, 03/01/31	390	324,470
DTE Energy Co.
Series C, 3.40%, 06/15/29	122	106,810
Series F, 1.05%, 06/01/25	630	563,886

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Corp.
3.75%, 04/15/24	$1,180	$1,158,630
2.65%, 09/01/26	4,283	3,885,644
3.40%, 06/15/29	255	223,396
2.55%, 06/15/31	3,870	3,036,317
Duke Energy Florida LLC, 1.75%, 06/15/30	115	89,642
Edison International, 4.95%, 04/15/25	2,500	2,449,290
Entergy Corp., 0.90%, 09/15/25	290	255,145
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	1,893,341
Entergy Texas, Inc., 4.00%, 03/30/29	50	46,235
Evergy, Inc., 2.90%, 09/15/29	100	82,614
Eversource Energy
4.20%, 06/27/24	6,740	6,646,402
Series L, 2.90%, 10/01/24	800	767,023
Series M, 3.30%, 01/15/28	1,000	902,269
Series N, 3.80%, 12/01/23	100	98,750
Exelon Corp., 3.95%, 06/15/25	1,500	1,449,076
FirstEnergy Corp.
Series C, 5.35%, 07/15/47	171	144,322
Series C, 3.40%, 03/01/50	1,000	655,000
Florida Power & Light Co.
2.85%, 04/01/25	35	33,487
2.45%, 02/03/32	190	154,203
Georgia Power Co.
3.25%, 03/30/27	50	45,681
4.70%, 05/15/32	900	842,875
Series B, 2.65%, 09/15/29	700	579,844
Interstate Power & Light Co., 2.30%, 06/01/30	310	248,881
ITC Holdings Corp., 3.35%, 11/15/27	5,420	4,931,649
MidAmerican Energy Co., 3.65%, 04/15/29	310	285,831
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	6,475	5,659,926
3.70%, 03/15/29	100	91,505
2.40%, 03/15/30	1,105	909,990
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	575,837
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/23	4,805	4,731,330
2.94%, 03/21/24	7,100	6,897,269
4.45%, 06/20/25	10,570	10,385,263
1.90%, 06/15/28	1,335	1,105,087
3.50%, 04/01/29	150	133,323
2.75%, 11/01/29	1,005	844,483
NextEra Energy Operating Partners LP(a)
4.25%, 07/15/24	30	28,729
4.25%, 09/15/24	25	23,875
4.50%, 09/15/27	1,100	1,001,000
Oncor Electric Delivery Co. LLC(a)
4.15%, 06/01/32	555	516,673
4.55%, 09/15/32	385	370,329
Pacific Gas & Electric Co.
3.15%, 01/01/26	2,350	2,111,472
2.10%, 08/01/27	35	28,293
3.00%, 06/15/28	1,265	1,042,292
2.50%, 02/01/31	1,265	920,480
3.25%, 06/01/31	1,750	1,335,180
PG&E Corp., 5.25%, 07/01/30	1,580	1,345,307
PPL Capital Funding, Inc., 3.10%, 05/15/26	1,070	986,530
Public Service Co. of Colorado, Series 38, 4.10%, 06/01/32	1,370	1,264,758
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	304,660

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric & Gas Co., 2.45%, 01/15/30	$1,350	$1,139,886
Public Service Enterprise Group, Inc., 1.60%, 08/15/30	110	82,494
Puget Energy, Inc., 2.38%, 06/15/28	170	141,445
Sempra Energy
3.40%, 02/01/28	50	45,210
3.70%, 04/01/29	350	312,590
Southern California Edison Co.
2.85%, 08/01/29	115	96,983
Series B, 3.65%, 03/01/28	770	701,915
Southern Power Co., 0.90%, 01/15/26	2,000	1,739,268
Tampa Electric Co., 3.88%, 07/12/24	605	593,764
Tucson Electric Power Co., 1.50%, 08/01/30	30	22,612
Union Electric Co.
3.50%, 03/15/29	50	45,475
2.95%, 03/15/30	240	207,230
Virginia Electric & Power Co., 2.30%, 11/15/31	5,135	4,070,145
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	146,324
Wisconsin Power & Light Co., 3.95%, 09/01/32	1,155	1,043,647
Xcel Energy, Inc., 4.60%, 06/01/32	860	797,052

		109,998,401

Electrical Equipment — 0.1%
Eaton Corp., 4.15%, 03/15/33	1,715	1,549,497
GrafTech Finance, Inc., 4.63%, 12/15/28(a)	4,002	2,991,495

		4,540,992

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp.
2.05%, 03/01/25	1,270	1,188,351
2.80%, 02/15/30	1,000	840,767
Arrow Electronics, Inc.
3.25%, 09/08/24	410	394,563
2.95%, 02/15/32	1,225	931,726
BWX Technologies, Inc., 4.13%, 06/30/28(a)	1,245	1,087,358
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	5,644	5,613,071
3.28%, 12/01/28	1,763	1,471,259
Imola Merger Corp., 4.75%, 05/15/29(a)	1,350	1,138,927
Keysight Technologies, Inc.
4.55%, 10/30/24	2,000	1,972,330
4.60%, 04/06/27	130	126,487
3.00%, 10/30/29	80	67,680
Rockwell Automation, Inc., 0.35%, 08/15/23	1,040	1,003,423
TD SYNNEX Corp., 1.25%, 08/09/24	6,080	5,590,487
Xerox Holdings Corp., 5.50%, 08/15/28(a)	1,500	1,196,648

		22,623,077

Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-
Obligor, Inc.
2.06%, 12/15/26	8,160	7,172,056
3.34%, 12/15/27	5,764	5,183,473
3.14%, 11/07/29	6,800	5,770,968
4.49%, 05/01/30	2,420	2,232,574
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	250	230,000
6.88%, 09/01/27	1,000	908,825

Security	Par (000)	Value

Energy Equipment & Services (continued)
Weatherford International Ltd.(a)
11.00%, 12/01/24	$10	$10,175
8.63%, 04/30/30	1,775	1,545,748

		23,053,819

Environmental, Maintenance & Security Service — 0.2%
Clean Harbors, Inc., 4.88%, 07/15/27(a)	2,119	1,931,574
Covanta Holding Corp., 5.00%, 09/01/30	1,357	1,063,549
GFL Environmental, Inc.(a)
3.75%, 08/01/25	127	116,205
5.13%, 12/15/26	180	167,624
4.00%, 08/01/28	4,335	3,613,136
3.50%, 09/01/28	500	421,655
Republic Services, Inc.
0.88%, 11/15/25	2,553	2,244,084
3.95%, 05/15/28	3,890	3,640,082
Tervita Corp., 11.00%, 12/01/25(a)	375	404,063
Waste Connections, Inc.
4.25%, 12/01/28	4,000	3,764,605
2.60%, 02/01/30	110	91,805
3.20%, 06/01/32	1,390	1,163,724

		18,622,106

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.
3.50%, 01/31/23	2,545	2,537,032
0.60%, 01/15/24	5,703	5,379,295
5.00%, 02/15/24	1,570	1,569,124
2.95%, 01/15/25	200	189,220
2.40%, 03/15/25	1,071	994,236
1.60%, 04/15/26	5,970	5,203,751
1.45%, 09/15/26	2,900	2,472,220
2.75%, 01/15/27	6,000	5,305,758
3.65%, 03/15/27	6,100	5,579,572
Brookfield Property REIT, Inc./BPR Cumulus
LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)	1,640	1,482,587
Camden Property Trust
3.15%, 07/01/29	1,000	873,449
2.80%, 05/15/30	220	184,670
Crown Castle, Inc.
3.20%, 09/01/24	640	619,180
4.45%, 02/15/26	10,810	10,418,760
1.05%, 07/15/26	8,720	7,365,773
2.90%, 03/15/27	2,195	1,948,349
3.65%, 09/01/27	8,718	7,892,015
3.80%, 02/15/28	1,116	1,009,776
EPR Properties
4.75%, 12/15/26	1,000	887,702
3.60%, 11/15/31	545	389,380
Equinix, Inc., 2.63%, 11/18/24	2,210	2,091,480
Extra Space Storage LP, 3.90%, 04/01/29	4,875	4,340,431
Federal Realty Investment Trust, 3.50%, 06/01/30	1,315	1,119,477
Iron Mountain, Inc.(a)
4.88%, 09/15/27	50	44,782
5.25%, 03/15/28	2,500	2,192,825
5.00%, 07/15/28	2,400	2,064,000
4.88%, 09/15/29	1,854	1,523,042
5.25%, 07/15/30	1,340	1,108,810
4.50%, 02/15/31	300	231,954
5.63%, 07/15/32	8,700	6,960,000
Life Storage LP, 3.88%, 12/15/27	5,065	4,608,795

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
LifeStorage LP, 3.50%, 07/01/26	$9,725	$9,156,540
Mid-America Apartments LP, 1.10%, 09/15/26	260	222,333
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,100	950,675
4.63%, 08/01/29	50	40,229
Office Properties Income Trust, 3.45%, 10/15/31	2,918	1,763,051
Omega Healthcare Investors, Inc.
4.50%, 01/15/25	2,210	2,153,632
4.50%, 04/01/27	6,633	6,152,015
4.75%, 01/15/28	4,915	4,505,894
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.Issuer(a)
5.88%, 10/01/28	3,615	3,094,440
4.88%, 05/15/29	430	348,300
Public Storage
0.88%, 02/15/26	750	656,805
1.50%, 11/09/26	6,960	6,157,888
1.95%, 11/09/28	9,275	7,726,470
3.39%, 05/01/29	450	404,285
2.25%, 11/09/31	7,850	6,181,297
Realty Income Corp., 3.25%, 01/15/31	480	409,600
Simon Property Group LP
3.50%, 09/01/25	810	773,380
1.38%, 01/15/27	2,920	2,495,149
Starwood Property Trust, Inc.
4.75%, 03/15/25	2,000	1,817,700
3.63%, 07/15/26(a)	3,480	2,958,000
VICI Properties LP, 4.38%, 05/15/25	975	928,337
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(a)	620	520,121
Welltower, Inc.
3.63%, 03/15/24	2,920	2,852,772
4.00%, 06/01/25	2,955	2,832,352
Weyerhaeuser Co., 4.00%, 04/15/30	6,125	5,416,490
XHR LP, 6.38%, 08/15/25(a)	1,055	1,012,505

		160,117,705

Food & Staples Retailing — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
4.63%, 01/15/27	3,368	3,010,391
3.50%, 03/15/29	3,245	2,615,470
4.88%, 02/15/30	4,666	3,947,483
Campbell Soup Co., 3.95%, 03/15/25	12,465	12,123,548
Costco Wholesale Corp.
1.38%, 06/20/27	8,385	7,236,727
1.60%, 04/20/30	1,375	1,102,513
Darling Ingredients, Inc., 6.00%, 06/15/30(a)	6,100	5,805,309
Dollar General Corp.
4.25%, 09/20/24	4,700	4,643,564
4.15%, 11/01/25	2,000	1,939,031
General Mills, Inc.
3.65%, 02/15/24	1,000	987,363
4.00%, 04/17/25	690	673,517
Ingles Markets, Inc., 4.00%, 06/15/31(a)	1,820	1,486,265
Kellogg Co., 3.25%, 04/01/26	3,640	3,420,351
Kraft Heinz Foods Co., 3.75%, 04/01/30	2,520	2,221,364
Kroger Co., 2.20%, 05/01/30	40	31,830
Lamb Weston Holdings, Inc., 4.38%, 01/31/32(a)	5,000	4,131,250

Security	Par (000)	Value

Food & Staples Retailing (continued)
McCormick & Co., Inc., 3.15%, 08/15/24	$300	$289,713
United Natural Foods, Inc., 6.75%, 10/15/28(a)	445	406,997
Walmart, Inc., 1.50%, 09/22/28	3,690	3,085,496

		59,158,182

Food Products — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28(a)	500	445,355
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	14,775	13,290,821
3.75%, 09/25/27	3,000	2,747,912
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(a)	460	391,248
Darling Ingredients, Inc., 5.25%, 04/15/27(a)	4,497	4,241,380

Hershey Co., 0.90%, 06/01/25	2,922	2,652,109
Mondelez International, Inc.
1.50%, 05/04/25	585	534,687
2.63%, 03/17/27	2,070	1,854,958
		26,158,470

Gas Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25	2,500	2,321,075
ONE Gas, Inc., 4.25%, 09/01/32	1,625	1,483,165
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)	395	326,215

		4,130,455

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, 3.40%, 11/30/23	70	69,137
Becton Dickinson & Co.
3.70%, 06/06/27	3,650	3,396,669
4.30%, 08/22/32	285	260,018
DH Europe Finance II SARL
2.05%, 11/15/22	1,075	1,072,743
2.60%, 11/15/29	68	58,120
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,436,357
Hologic, Inc.(a)
4.63%, 02/01/28	1,000	922,500
3.25%, 02/15/29	2,315	1,893,179
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	6,910	6,426,045

		20,534,768

Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.(a)
5.50%, 07/01/28	5,115	4,667,616
5.00%, 04/15/29	2,100	1,859,788
Aetna, Inc., 3.50%, 11/15/24	3,118	3,029,709
AmerisourceBergen Corp.
3.25%, 03/01/25	4,875	4,688,074
3.45%, 12/15/27	849	783,449
Centene Corp.
4.25%, 12/15/27	500	457,350
2.45%, 07/15/28	435	354,186
4.63%, 12/15/29	500	449,300
3.38%, 02/15/30	580	474,150
3.00%, 10/15/30	2,000	1,583,880
2.63%, 08/01/31	3,305	2,490,890
Elevance Health, Inc.
2.95%, 12/01/22	25	24,949
0.45%, 03/15/23	3,855	3,787,209
3.35%, 12/01/24	700	673,265

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
2.38%, 01/15/25	$95	$89,655
HCA, Inc.
5.25%, 04/15/25	2,940	2,879,772
5.88%, 02/15/26	100	98,651
5.25%, 06/15/26	10,950	10,581,382
5.38%, 09/01/26	10	9,688
5.63%, 09/01/28	110	104,821
Humana, Inc.
0.65%, 08/03/23	10,540	10,177,322
3.85%, 10/01/24	2,395	2,334,669
4.50%, 04/01/25	1,985	1,956,613
Legacy LifePoint Health LLC(a)
6.75%, 04/15/25	110	104,084
4.38%, 02/15/27	195	161,135
McKesson Corp., 0.90%, 12/03/25	2,515	2,202,737
ModivCare, Inc., 5.88%, 11/15/25(a)	6,205	5,726,681
Molina Healthcare, Inc.(a)
4.38%, 06/15/28	1,520	1,371,800
3.88%, 11/15/30	2,000	1,678,540
3.88%, 05/15/32	1,140	933,804
Teleflex, Inc.
4.63%, 11/15/27	250	225,229
4.25%, 06/01/28(a)	75	65,233
Tenet Healthcare Corp.
4.63%, 07/15/24	124	119,905
4.88%, 01/01/26(a)	600	557,562
6.25%, 02/01/27(a)	100	93,315
5.13%, 11/01/27(a)	300	269,186
4.63%, 06/15/28(a)	2,514	2,197,152
6.13%, 10/01/28(a)	1,938	1,697,860
UnitedHealth Group, Inc.
3.75%, 07/15/25	3,000	2,916,322
3.10%, 03/15/26	50	47,294
3.70%, 05/15/27	7,040	6,697,508
3.85%, 06/15/28	2,200	2,067,776
2.00%, 05/15/30	3,585	2,883,879

		85,573,390

Health Care Technology — 0.2%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(a)	10	8,920
Charles River Laboratories International, Inc.(a)
4.25%, 05/01/28	3,025	2,634,381
4.00%, 03/15/31	2,000	1,612,847
IQVIA, Inc.(a)
5.00%, 10/15/26	1,200	1,143,429
5.00%, 05/15/27	1,000	932,500
Laboratory Corp. of America Holdings, 1.55%, 06/01/26	15,395	13,488,002
Syneos Health, Inc., 3.63%, 01/15/29(a)	485	386,196

		20,206,275

Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
5.75%, 04/15/25	1,875	1,857,661
3.88%, 01/15/28	4,510	3,924,647
4.38%, 01/15/28	1,550	1,343,075
4.00%, 10/15/30	9,990	7,867,924
Boyd Gaming Corp., 4.75%, 12/01/27	1,625	1,438,141

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Cedar Fair LP, 5.25%, 07/15/29	$15	$12,872
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)	310	298,198
Choice Hotels International, Inc.
3.70%, 12/01/29	2,755	2,322,381
3.70%, 01/15/31	2,000	1,662,496
Darden Restaurants, Inc., 3.85%, 05/01/27	10	9,362
Dave & Buster’s, Inc., 7.63%, 11/01/25(a)	128	126,080
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	3,460	3,344,361
5.38%, 04/15/26	6,157	5,889,232
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(a)	45	43,981
4.88%, 01/15/30	3,375	2,936,250
4.00%, 05/01/31(a)	1,585	1,281,203
3.63%, 02/15/32(a)	3,000	2,297,696
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc(a)
5.00%, 06/01/29	270	217,917
4.88%, 07/01/31	665	507,768
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	50	45,875
International Game Technology PLC(a)
4.13%, 04/15/26	525	479,829
5.25%, 01/15/29	1,565	1,386,230
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	625	580,603
Marriott International, Inc.
5.00%, 10/15/27	2,480	2,395,023
Series EE, 5.75%, 05/01/25	170	171,677
Marriott Ownership Resorts, Inc.(a)
6.13%, 09/15/25	265	259,113
4.50%, 06/15/29	780	616,438
McDonald’s Corp., 1.45%, 09/01/25	105	95,737
MGM Resorts International
6.75%, 05/01/25	500	492,515
5.50%, 04/15/27	98	88,054
4.75%, 10/15/28	500	418,424
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	360	296,559
Scientific Games International, Inc.(a)
8.63%, 07/01/25	790	808,794
7.00%, 05/15/28	1,100	1,037,135
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)	1,000	952,560
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)	629	628,735
Starbucks Corp., 3.55%, 08/15/29	40	36,336
Travel & Leisure Co.
5.65%, 04/01/24	100	97,756
6.00%, 04/01/27	300	270,342
4.63%, 03/01/30(a)	100	79,044
Vail Resorts, Inc., 6.25%, 05/15/25(a)	1,000	986,420
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)	1,000	879,025
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23(a)	50	49,000
Wynn Macau Ltd.(a) 5.63%, 08/26/28	605	405,350

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.(a) (continued)
5.13%, 12/15/29	$400	$260,000
Yum! Brands, Inc.
4.75%, 01/15/30(a)	800	699,128
4.63%, 01/31/32	9,822	8,232,604

		60,129,551

Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)	1,660	1,188,809
Beazer Homes USA, Inc.
5.88%, 10/15/27	100	77,250
7.25%, 10/15/29	2,560	2,022,400
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)	285	239,238
Century Communities, Inc.
6.75%, 06/01/27	1,750	1,635,226
3.88%, 08/15/29(a)	1,845	1,416,037
Mattamy Group Corp.(a)
5.25%, 12/15/27	40	33,155
4.63%, 03/01/30	310	236,745
Meritage Homes Corp.
6.00%, 06/01/25	1,500	1,454,994
5.13%, 06/06/27	2,100	1,861,079
NVR, Inc., 3.00%, 05/15/30	3,220	2,628,873
Shea Homes LP/Shea Homes Funding Corp.(a)
4.75%, 02/15/28	655	532,993
4.75%, 04/01/29	865	670,401
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)	100	93,125
Tempur Sealy International, Inc.(a)
4.00%, 04/15/29	450	354,611
3.88%, 10/15/31	2,600	1,904,500
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/24	50	49,010
Tri Pointe Homes, Inc., 5.70%, 06/15/28	1,450	1,233,450

		17,631,896

Independent Power and Renewable Electricity Producers — 0.0%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	1,000	841,925
Calpine Corp., 5.25%, 06/01/26(a)	166	156,480
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	1,580	1,406,833
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26(a)	500	472,680
NRG Energy, Inc., 6.63%, 01/15/27	30	29,378
TerraForm Power Operating LLC, 5.00%, 01/31/28(a)	75	66,077

		2,973,373

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc., 0.55%, 09/01/23	5,170	4,961,905
Trinity Industries, Inc., 4.55%, 10/01/24	500	475,365

		5,437,270

Insurance — 1.0%
Aflac, Inc.
1.13%, 03/15/26	6,510	5,737,799
3.60%, 04/01/30	2,592	2,332,715
Aon Corp., 2.80%, 05/15/30	405	335,785
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	495	444,028
Assurant, Inc., 4.90%, 03/27/28	10,670	10,120,793

Security	Par (000)	Value

Insurance (continued)
Athene Holding Ltd., 3.50%, 01/15/31	$3,945	$3,159,419
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,005	1,902,530
Brown & Brown, Inc.
4.50%, 03/15/29	4,320	4,053,604
4.20%, 03/17/32	3,135	2,680,182
Corebridge Financial, Inc., 3.50%, 04/04/25(a)	4,700	4,464,718
Enstar Group Ltd., 3.10%, 09/01/31	10,905	7,744,247
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	1,005	811,546
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	1,015	996,908
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24	7,965	7,854,010
3.50%, 03/10/25	2,200	2,122,837
4.38%, 03/15/29	8,460	8,035,401
2.25%, 11/15/30	4,215	3,344,452
2.38%, 12/15/31	7,610	5,979,816
NMI Holdings, Inc., 7.38%, 06/01/25(a)	3,000	2,909,700
Progressive Corp., 2.50%, 03/15/27	20,065	18,123,844
Willis North America, Inc.
4.65%, 06/15/27	5,120	4,861,979
4.50%, 09/15/28	130	120,574
2.95%, 09/15/29	995	818,609

		98,955,496

Interactive Media & Services — 0.3%
Baidu, Inc., 1.72%, 04/09/26	2,170	1,913,072
Cogent Communications Group, Inc., 3.50%, 05/01/26(a)	1,500	1,320,222
eBay, Inc., 1.90%, 03/11/25	3,240	3,006,740
Meta Platforms, Inc.(a)
3.50%, 08/15/27	18,990	17,757,799
3.85%, 08/15/32	2,210	1,942,871
Netflix, Inc.
3.63%, 06/15/25(a)	660	623,591
4.88%, 04/15/28	100	93,591
5.88%, 11/15/28	900	878,202
6.38%, 05/15/29	500	496,384
5.38%, 11/15/29(a)	500	470,000
4.88%, 06/15/30(a)	1,000	913,837

		29,416,309

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd.
2.80%, 06/06/23	1,500	1,478,745
3.60%, 11/28/24	550	532,989
Genuine Parts Co., 1.75%, 02/01/25	10,100	9,323,856

		11,335,590

Internet Software & Services — 0.2%
Booking Holdings, Inc., 4.63%, 04/13/30	153	143,795
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	1,000	921,021
Match Group Holdings II LLC(a)
4.63%, 06/01/28	2,335	2,040,206
5.63%, 02/15/29	35	31,869
4.13%, 08/01/30	1,930	1,585,012
3.63%, 10/01/31	2,465	1,861,075
NortonLifeLock, Inc., 5.00%, 04/15/25(a)	750	714,375
TripAdvisor, Inc., 7.00%, 07/15/25(a)	60	58,333
Uber Technologies, Inc.(a)
7.50%, 05/15/25	395	394,013
8.00%, 11/01/26	550	549,131

13

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet Software & Services (continued)
Uber Technologies, Inc.(a) (continued)
7.50%, 09/15/27	$2,500	$2,450,000
VeriSign, Inc.
5.25%, 04/01/25	2,300	2,292,899
4.75%, 07/15/27	1,150	1,106,291
2.70%, 06/15/31	885	686,537

		14,834,557

IT Services — 1.4%
Booz Allen Hamilton, Inc.(a)
3.88%, 09/01/28	4,175	3,591,599
4.00%, 07/01/29	525	449,170
Camelot Finance SA, 4.50%, 11/01/26(a)	500	452,405
Fidelity National Information Services, Inc., 4.50%, 07/15/25	3,040	2,974,826
Gartner, Inc.(a)
4.50%, 07/01/28	8,472	7,575,662
3.63%, 06/15/29	930	774,225
3.75%, 10/01/30	2,795	2,288,112
Global Payments, Inc.
2.65%, 02/15/25	21,945	20,510,032
4.95%, 08/15/27	1,000	952,741
International Business Machines Corp.
3.00%, 05/15/24	150	145,902
4.00%, 07/27/25	31,280	30,667,174
3.45%, 02/19/26	7,585	7,225,857
3.30%, 05/15/26	16,600	15,641,754
2.20%, 02/09/27	5,120	4,558,816
4.15%, 07/27/27	19,620	18,838,838
KBR, Inc., 4.75%, 09/30/28(a)	6,000	5,154,455
Kyndryl Holdings, Inc., 2.70%, 10/15/28	250	182,832
Science Applications International Corp., 4.88%, 04/01/28(a)	170	151,241
Twilio, Inc., 3.88%, 03/15/31	2,000	1,569,944
Verisk Analytics, Inc., 4.00%, 06/15/25	9,035	8,746,216
Ziff Davis, Inc., 4.63%, 10/15/30(a)	10,877	8,919,140

		141,370,941

Leisure Products — 0.0%
Hasbro, Inc., 3.55%, 11/19/26	145	134,406

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.10%, 06/04/30	600	470,453
2.30%, 03/12/31	750	585,065

		1,055,518

Machinery — 0.6%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	3,970	3,822,832
3.40%, 05/13/25	7,225	6,981,966
3.65%, 08/12/25	5,000	4,859,530
0.80%, 11/13/25	7,235	6,410,582
3.60%, 08/12/27	5,000	4,720,740
Deere & Co., 2.75%, 04/15/25	150	143,243
IDEX Corp., 2.63%, 06/15/31	4,980	3,966,808
John Deere Capital Corp.
3.40%, 06/06/25	15,465	14,946,446
1.05%, 06/17/26	3,880	3,390,101
Otis Worldwide Corp.
2.06%, 04/05/25	1,000	925,008
2.29%, 04/05/27	65	57,585

Security	Par (000)	Value

Machinery (continued)
Otis Worldwide Corp. (continued)
2.57%, 02/15/30	$125	$102,241
Terex Corp., 5.00%, 05/15/29(a)	3,050	2,617,620
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	2,305	2,148,606

		55,093,308

Media — 0.7%
Banijay Entertainment SASU, 5.38%, 03/01/25(a)	200	187,906
Block Communications, Inc., 4.88%, 03/01/28(a)	60	51,900
Cable One, Inc., 4.00%, 11/15/30(a)	275	214,063
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.13%, 05/01/27	250	225,625
5.00%, 02/01/28	100	86,226
5.38%, 06/01/29	100	87,532
4.50%, 08/15/30	810	640,580
4.25%, 02/01/31	420	322,157
CSC Holdings LLC, 5.25%, 06/01/24	200	185,000
Directv Financing LLC/Directv Financing Co.- Obligor, Inc., 5.88%, 08/15/27(a)	1,145	987,116
DISH DBS Corp.
5.88%, 11/15/24	475	423,938
7.75%, 07/01/26	1,075	824,600
7.38%, 07/01/28	2,010	1,353,425
FactSet Research Systems, Inc., 2.90%, 03/01/27	9,015	8,157,880
Fox Corp., 4.03%, 01/25/24	35	34,567
Frontier Communications Holdings LLC(a)
5.88%, 10/15/27	85	76,180
5.00%, 05/01/28	2,275	1,952,405
6.75%, 05/01/29	165	136,125
GCI LLC, 4.75%, 10/15/28(a)	6,660	5,529,498
Gray Television, Inc., 5.88%, 07/15/26(a)	14	12,915
Hughes Satellite Systems Corp.
5.25%, 08/01/26	135	123,353
6.63%, 08/01/26	4,309	3,910,360
Lamar Media Corp.
4.00%, 02/15/30	250	209,470
3.63%, 01/15/31	135	106,179
Nexstar Media, Inc.(a)
5.63%, 07/15/27	3,750	3,447,403
4.75%, 11/01/28	700	595,000
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	25	21,839
Sirius XM Radio, Inc.(a)
5.50%, 07/01/29	7,000	6,296,377
3.88%, 09/01/31	9,000	6,978,960
TEGNA, Inc.
4.75%, 03/15/26(a)	2,570	2,479,536
4.63%, 03/15/28	3,590	3,314,476
5.00%, 09/15/29	5,385	4,957,108
Thomson Reuters Corp., 4.30%, 11/23/23	4,980	4,942,085
Townsquare Media, Inc., 6.88%, 02/01/26(a)	680	621,568
Univision Communications, Inc.(a)
5.13%, 02/15/25	15	14,241
6.63%, 06/01/27	900	849,341
7.38%, 06/30/30	2,500	2,385,738
Videotron Ltd., 5.13%, 04/15/27(a)	500	458,923
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	695	511,100

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	$1,800	$1,455,750
WMG Acquisition Corp., 3.00%, 02/15/31(a)	1,575	1,195,676

		66,364,121

Metals & Mining — 0.4%
Alcoa Nederland Holding BV(a)
5.50%, 12/15/27	1,000	932,650
6.13%, 05/15/28	1,200	1,133,780
Arconic Corp.(a)
6.00%, 05/15/25	500	481,283
6.13%, 02/15/28	2,000	1,766,660
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	2,664	2,451,892
Cleveland-Cliffs, Inc.
5.88%, 06/01/27	1,000	899,898
4.63%, 03/01/29(a)	500	420,000
4.88%, 03/01/31(a)	1,290	1,065,463
Compass Minerals International, Inc., 6.75%, 12/01/27(a)	475	446,393
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	1,485	1,306,800
Freeport-McMoRan, Inc.
5.00%, 09/01/27	75	72,593
4.13%, 03/01/28	975	873,042
4.38%, 08/01/28	240	216,110
5.25%, 09/01/29	50	46,467
4.25%, 03/01/30	750	641,340
Mineral Resources Ltd.(a)
8.13%, 05/01/27	1,671	1,619,341
8.50%, 05/01/30	3,000	2,899,200
Nucor Corp., 3.13%, 04/01/32	3,125	2,550,939
Reliance Steel & Aluminum Co.
1.30%, 08/15/25	6,690	5,968,655
2.15%, 08/15/30	2,000	1,521,184
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	7,424	8,062,326
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(a)	80	67,479
Southern Copper Corp., 3.88%, 04/23/25	200	190,375
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	555	427,911
Taseko Mines Ltd., 7.00%, 02/15/26(a)	8,344	6,633,480
U.S. Steel Corp., 6.88%, 03/01/29	385	349,907

		43,045,168

Mortgage Real Estate Investment Trusts (REITs)(a) — 0.0%
Rithm Capital Corp., 6.25%, 10/15/25	200	169,370
Starwood Property Trust, Inc., 5.50%, 11/01/23	2,730	2,682,225

		2,851,595

Multiline Retail — 0.1%
Bath & Body Works, Inc.
9.38%, 07/01/25(a)	101	104,535
6.69%, 01/15/27	1,300	1,215,311
5.25%, 02/01/28	3,610	3,128,001
7.50%, 06/15/29	50	45,750
6.63%, 10/01/30(a)	1,465	1,274,550
6.88%, 11/01/35	1,655	1,382,554

Security	Par (000)	Value

Multiline Retail (continued)
Macy’s Retail Holdings LLC(a)
5.88%, 04/01/29	$125	$100,312
6.13%, 03/15/32	3,000	2,297,010

		9,548,023

Multi-Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24	45	42,977
5.75%, 05/20/27	100	89,805
DTE Energy Co., 2.85%, 10/01/26	5,000	4,556,028
National Fuel Gas Co.
5.20%, 07/15/25	12,563	12,407,709
5.50%, 01/15/26	2,600	2,553,387
3.95%, 09/15/27	40	35,744
2.95%, 03/01/31	605	472,208
NiSource, Inc., 0.95%, 08/15/25	4,330	3,843,256
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	50	44,013
Southwest Gas Corp.
2.20%, 06/15/30	25	18,923
4.05%, 03/15/32	2,995	2,516,051

		26,580,101

Offshore Drilling & Other Services(a) — 0.0%
Entegris, Inc.
4.38%, 04/15/28	2,325	1,971,181
3.63%, 05/01/29	1,575	1,246,389

		3,217,570

Oil, Gas & Consumable Fuels — 5.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(a)	210	202,931
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)
5.75%, 01/15/28	6,500	5,915,000
5.38%, 06/15/29	8,150	7,195,635
Antero Resources Corp.(a)
7.63%, 02/01/29	753	751,607
5.38%, 03/01/30	6,040	5,430,383
Apache Corp.
4.25%, 01/15/30	3,745	3,275,002
5.10%, 09/01/40	4,250	3,430,876
4.75%, 04/15/43	3,000	2,236,062
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
8.25%, 12/31/28	385	369,936
5.88%, 06/30/29	380	338,200
Baytex Energy Corp., 8.75%, 04/01/27(a)	5,365	5,391,825
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)	925	815,221
Buckeye Partners LP
4.15%, 07/01/23	100	98,250
4.13%, 03/01/25(a)	500	457,625
3.95%, 12/01/26	100	87,218
4.50%, 03/01/28(a)	130	110,500
5.85%, 11/15/43	400	296,300
Calumet Specialty Products Partners LP/Calumet Finance Corp.(a)
11.00%, 04/15/25	2,675	2,740,056
8.13%, 01/15/27	200	184,000
Canadian Natural Resources Ltd.
2.95%, 01/15/23	600	597,026

15

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. (continued)
3.80%, 04/15/24	$16,688	$16,311,541
2.05%, 07/15/25	4,231	3,857,539
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	14,517	14,764,543
5.88%, 03/31/25	7,492	7,521,968
5.13%, 06/30/27	5,147	4,983,404
3.70%, 11/15/29	1,660	1,439,578
Cheniere Energy Partners LP
4.50%, 10/01/29	395	347,754
3.25%, 01/31/32	1,690	1,297,675
Cheniere Energy, Inc., 4.63%, 10/15/28	2,500	2,293,325
Chesapeake Energy Corp., 5.50%, 02/01/26(a)	110	105,325
Chevron Corp.
1.55%, 05/11/25	1,480	1,367,411
2.95%, 05/16/26	15,010	14,126,244
2.00%, 05/11/27	140	124,070
2.24%, 05/11/30	170	142,017
Chevron USA, Inc.
1.02%, 08/12/27	6,130	5,124,769
3.85%, 01/15/28	910	864,336
Chord Energy Corp., 6.38%, 06/01/26(a)	8,297	7,882,150
Civitas Resources, Inc., 5.00%, 10/15/26(a)	385	349,765
CNX Resources Corp.(a)
7.25%, 03/14/27	219	213,004
6.00%, 01/15/29	5,685	5,187,562
Colgate Energy Partners III LLC, 5.88%, 07/01/29(a)	1,510	1,347,871
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	15,510	15,183,613
Comstock Resources, Inc., 6.75%, 03/01/29(a)	1,645	1,517,196
Conoco Funding Co., 7.25%, 10/15/31	405	452,636
ConocoPhillips Co.
2.40%, 03/07/25	22,870	21,631,408
6.95%, 04/15/29	3,515	3,855,203
Continental Resources, Inc.
4.50%, 04/15/23	61	60,694
2.27%, 11/15/26(a)	1,060	904,556
4.38%, 01/15/28	1,510	1,355,188
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(a)
5.63%, 05/01/27	4,250	3,846,250
6.00%, 02/01/29	5,910	5,289,450
CrownRock LP/CrownRock Finance, Inc.(a)
5.63%, 10/15/25	275	263,277
5.00%, 05/01/29	310	273,516
CVR Energy, Inc., 5.25%, 02/15/25(a)	500	450,060
DCP Midstream Operating LP
5.38%, 07/15/25	2,130	2,068,529
5.13%, 05/15/29	3,500	3,279,600
8.13%, 08/16/30	1,000	1,062,500
6.75%, 09/15/37(a)	50	48,482
5.60%, 04/01/44	610	549,120
Devon Energy Corp.
5.85%, 12/15/25	10,820	10,913,975
5.25%, 10/15/27	325	325,618
5.88%, 06/15/28	191	190,667
4.50%, 01/15/30	4,130	3,759,169
7.95%, 04/15/32	2,830	3,108,816
DT Midstream, Inc.(a)
4.13%, 06/15/29	1,000	845,000
4.38%, 06/15/31	1,000	824,720

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Dycom Industries, Inc., 4.50%, 04/15/29(a)	$495	$417,123
Enbridge, Inc.
1.60%, 10/04/26	5,000	4,313,753
4.25%, 12/01/26	6,100	5,801,720
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(a)	2,000	1,902,240
Energy Transfer LP
4.05%, 03/15/25	2,495	2,392,468
2.90%, 05/15/25	5,200	4,846,903
EnLink Midstream LLC
5.63%, 01/15/28(a)	2,385	2,229,975
5.38%, 06/01/29	3,700	3,385,500
EnLink Midstream Partners LP
4.85%, 07/15/26	1,200	1,102,061
5.45%, 06/01/47	800	584,375
Enterprise Products Operating LLC, 3.75%, 02/15/25	3,410	3,301,771
EQM Midstream Partners LP
4.13%, 12/01/26	1,500	1,270,755
7.50%, 06/01/27(a)	5,000	4,765,600
6.50%, 07/01/27(a)	415	383,497
4.50%, 01/15/29(a)	630	507,577
6.50%, 07/15/48	425	324,148
EQT Corp.
6.13%, 02/01/25	775	775,992
5.68%, 10/01/25	5,975	5,938,224
3.90%, 10/01/27	2,860	2,602,592
5.00%, 01/15/29	880	821,072
7.00%, 02/01/30	1,340	1,382,746
3.63%, 05/15/31(a)	855	712,784
Exxon Mobil Corp.
2.02%, 08/16/24	300	286,056
2.99%, 03/19/25	950	911,178
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25	1,183	1,069,549
8.00%, 01/15/27	2,935	2,575,462
7.75%, 02/01/28	2,000	1,740,000
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27	400	364,212
6.88%, 01/15/29	3,970	3,573,000
Harbour Energy PLC, 5.50%, 10/15/26(a)	2,410	2,156,950
Harvest Midstream I LP, 7.50%, 09/01/28(a)	1,355	1,266,462
Hess Corp., 4.30%, 04/01/27	1,255	1,180,607
Hess Midstream Operations LP(a)
5.63%, 02/15/26	1,200	1,139,106
5.13%, 06/15/28	1,050	919,417
4.25%, 02/15/30	2,730	2,204,475
5.50%, 10/15/30	1,260	1,081,647
Hilcorp Energy I LP/Hilcorp Finance Co.(a)
6.25%, 11/01/28	120	110,722
6.00%, 02/01/31	1,065	922,701
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28(a)	7,733	6,812,696
IEA Energy Services LLC, 6.63%, 08/15/29(a)	1,491	1,454,344
Kinder Morgan Energy Partners LP, 3.50%, 09/01/23	5,430	5,349,246
Kinder Morgan, Inc.
5.63%, 11/15/23(a)	681	681,252
1.75%, 11/15/26	3,850	3,333,968

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)	$2,000	$1,916,740
Marathon Petroleum Corp.
3.63%, 09/15/24	3,720	3,603,111
4.70%, 05/01/25	4,690	4,604,714
Matador Resources Co., 5.88%, 09/15/26	1,195	1,152,781
MEG Energy Corp.(a)
7.13%, 02/01/27	3,250	3,298,750
5.88%, 02/01/29	5,525	4,958,687
MPLX LP
4.88%, 12/01/24	10,443	10,315,723
4.88%, 06/01/25	33,605	32,931,242
1.75%, 03/01/26	8,000	6,999,854
4.13%, 03/01/27	4,000	3,730,826
4.25%, 12/01/27	12,830	11,944,352
2.65%, 08/15/30	5,510	4,316,662
Murphy Oil Corp.
5.75%, 08/15/25	29	27,965
5.88%, 12/01/27	1,462	1,366,590
6.38%, 07/15/28	3,580	3,383,100
6.13%, 12/01/42	1,300	1,033,994
Murphy Oil USA, Inc.
5.63%, 05/01/27	500	477,865
4.75%, 09/15/29	900	796,500
3.75%, 02/15/31(a)	815	654,999
Nabors Industries, Inc., 7.38%, 05/15/27(a)	235	216,893
New Fortress Energy, Inc.(a)
6.75%, 09/15/25	4,015	3,803,008
6.50%, 09/30/26	7,500	6,929,250
Northern Oil & Gas, Inc., 8.13%, 03/01/28(a)	4,255	3,989,062
Occidental Petroleum Corp.
5.50%, 12/01/25	420	422,100
8.50%, 07/15/27	265	283,603
8.88%, 07/15/30	415	462,020
6.63%, 09/01/30	4,500	4,567,500
6.13%, 01/01/31	3,340	3,289,900
6.45%, 09/15/36	4,200	4,200,000
ONEOK Partners LP
5.00%, 09/15/23	9,900	9,867,330
4.90%, 03/15/25	520	511,465
ONEOK, Inc.
2.75%, 09/01/24	155	147,286
2.20%, 09/15/25	6,880	6,255,110
5.85%, 01/15/26	8,156	8,178,026
4.00%, 07/13/27	15,600	14,314,967
6.35%, 01/15/31	2,330	2,284,534
Ovintiv Exploration, Inc., 5.38%, 01/01/26	605	598,374
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)	160	145,444
PDC Energy, Inc.
6.13%, 09/15/24	1,500	1,476,266
5.75%, 05/15/26	5,000	4,625,700
Penn Virginia Holdings LLC, 9.25%, 08/15/26(a)	200	188,000
Permian Resources Operating LLC, 5.38%, 01/15/26(a)	1,032	941,700
Pioneer Natural Resources Co., 0.55%, 05/15/23	1,485	1,449,004
Range Resources Corp., 8.25%, 01/15/29	475	483,313
Rockcliff Energy II LLC, 5.50%, 10/15/29(a)	670	586,636
Rockies Express Pipeline LLC(a)
4.80%, 05/15/30	300	246,272

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC(a) (continued)
6.88%, 04/15/40	$300	$244,185
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	755	755,399
5.75%, 05/15/24	2,200	2,208,054
5.88%, 06/30/26	2,500	2,501,941
Shell International Finance BV, 2.00%, 11/07/24	790	750,462
SM Energy Co.
5.63%, 06/01/25	1,917	1,840,320
6.50%, 07/15/28	4,390	4,171,921
Southwestern Energy Co.
5.70%, 01/23/25	365	357,372
7.75%, 10/01/27	100	101,627
8.38%, 09/15/28	2,265	2,344,952
5.38%, 02/01/29	310	281,108
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27	100	95,355
5.88%, 03/15/28	5,750	5,217,800
4.50%, 05/15/29	1,990	1,650,805
4.50%, 04/30/30	1,761	1,439,618
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.(a)
5.50%, 01/15/28	650	554,811
6.00%, 12/31/30	755	641,833
6.00%, 09/01/31	1,000	845,000
Talos Production, Inc., 12.00%, 01/15/26	2,720	2,835,600
Targa Resources Corp.
5.20%, 07/01/27	9,680	9,311,934
4.20%, 02/01/33	2,315	1,927,928
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
6.50%, 07/15/27	1,174	1,160,309
5.00%, 01/15/28	4,159	3,847,219
6.88%, 01/15/29	200	196,436
5.50%, 03/01/30	350	314,129
4.88%, 02/01/31	8,140	7,000,400
4.00%, 01/15/32	1,630	1,344,269
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	9,646	10,245,161
3.25%, 05/15/30	1,100	929,959
Transocean Guardian Ltd., 5.88%, 01/15/24(a)	456	429,324
Transocean Pontus Ltd., 6.13%, 08/01/25(a)	61	57,596
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)	171	156,122
Transocean, Inc.
11.50%, 01/30/27(a)	500	462,470
8.00%, 02/01/27(a)	120	83,400
7.50%, 04/15/31	310	161,200
6.80%, 03/15/38	200	99,000
Tutor Perini Corp., 6.88%, 05/01/25(a)	2,300	1,720,231
Valero Energy Corp., 2.80%, 12/01/31	2,000	1,590,744
Venture Global Calcasieu Pass LLC(a)
3.88%, 08/15/29	625	536,175
4.13%, 08/15/31	575	476,945
Western Midstream Operating LP
4.65%, 07/01/26	750	701,250
4.75%, 08/15/28	500	455,000
4.30%, 02/01/30	6,700	5,730,242
5.45%, 04/01/44	4,500	3,691,539
5.30%, 03/01/48	1,250	1,028,125
5.50%, 02/01/50	535	432,013

17

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
4.30%, 03/04/24	$4,875	$4,806,361
4.00%, 09/15/25	3,000	2,885,607
2.60%, 03/15/31	10,710	8,397,720

		577,524,862

Personal Products — 0.0%
Coty, Inc., 5.00%, 04/15/26(a)	1,465	1,333,811

Pharmaceuticals — 0.8%
AbbVie, Inc.
2.90%, 11/06/22	600	598,944
2.30%, 11/21/22	1,120	1,117,290
2.60%, 11/21/24	8,417	8,009,829
3.80%, 03/15/25	1,730	1,675,512
3.60%, 05/14/25	4,680	4,492,188
3.20%, 05/14/26	16,594	15,511,663
2.95%, 11/21/26	3,818	3,497,893
Astrazeneca Finance LLC, 1.20%, 05/28/26	6,420	5,625,190
AstraZeneca PLC
3.50%, 08/17/23	100	99,178
3.38%, 11/16/25	1,150	1,096,875
0.70%, 04/08/26	1,200	1,036,988
3.13%, 06/12/27	5,300	4,910,659
Bristol-Myers Squibb Co.
3.90%, 02/20/28	2,426	2,310,449
1.45%, 11/13/30	1,670	1,287,873
Cigna Corp., 1.25%, 03/15/26	7,950	6,962,983
CVS Health Corp.
2.63%, 08/15/24	85	81,539
6.25%, 06/01/27	1,780	1,852,307
1.30%, 08/21/27	825	687,332
Merck & Co., Inc.
0.75%, 02/24/26	1,095	959,930
1.70%, 06/10/27	3,122	2,725,601
2.15%, 12/10/31	1,500	1,209,799
Novartis Capital Corp.
3.10%, 05/17/27	3,085	2,894,125
2.20%, 08/14/30	180	150,156
Viatris, Inc., 1.65%, 06/22/25	370	328,926
Zoetis, Inc.
3.00%, 09/12/27	11,280	10,140,970
3.90%, 08/20/28	250	231,475
2.00%, 05/15/30	2,215	1,759,182

		81,254,856

Producer Durables: Miscellaneous — 0.0%
Oracle Corp., 3.40%, 07/08/24	1,710	1,662,038

Real Estate — 0.0%
American Tower Corp., 3.13%, 01/15/27	1,310	1,176,686
VICI Properties LP/VICI Note Co., Inc., 5.75%, 02/01/27(a)	160	150,765

		1,327,451

Real Estate Management & Development — 0.2%
CBRE Services, Inc., 4.88%, 03/01/26	8,250	8,138,878
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)	200	187,720
Howard Hughes Corp.(a)
5.38%, 08/01/28	2,250	1,867,500
4.38%, 02/01/31	1,730	1,242,668

Security	Par (000)	Value

Real Estate Management & Development (continued)
Kennedy-Wilson, Inc.
4.75%, 02/01/30	$5,000	$3,708,500
5.00%, 03/01/31	4,250	3,081,505
Starwood Property Trust, Inc., 4.38%, 01/15/27(a)	1,305	1,112,493

		19,339,264

Road & Rail — 0.1%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23(a)	300	16,500
Kansas City Southern, 2.88%, 11/15/29	45	38,232
Union Pacific Corp.
3.75%, 07/15/25	2,805	2,735,705
2.75%, 03/01/26	3,690	3,439,485

		6,229,922

Semiconductors & Semiconductor Equipment — 0.9%
Amkor Technology, Inc., 6.63%, 09/15/27(a)	600	581,238
Analog Devices, Inc.
2.95%, 04/01/25	80	76,889
3.50%, 12/05/26	1,849	1,754,984
1.70%, 10/01/28	1,770	1,478,179
2.10%, 10/01/31	1,335	1,057,740
Atkore, Inc., 4.25%, 06/01/31(a)	2,515	2,011,246
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24	9,310	9,124,076
3.88%, 01/15/27	23,025	21,180,216
Broadcom, Inc.
3.15%, 11/15/25	520	488,094
3.46%, 09/15/26	19,619	18,228,737
1.95%, 02/15/28(a)	2,460	2,015,723
4.00%, 04/15/29(a)	8,000	7,051,484
Flex Ltd., 3.75%, 02/01/26	100	92,925
Honeywell International, Inc., 2.30%, 08/15/24	380	364,719
Intel Corp., 3.40%, 03/25/25	2,850	2,763,896
Jabil, Inc.
1.70%, 04/15/26	2,580	2,241,325
4.25%, 05/15/27	4,140	3,859,035
Microchip Technology, Inc., 4.25%, 09/01/25	1,210	1,168,612
Micron Technology, Inc.
4.98%, 02/06/26	1,663	1,627,317
4.66%, 02/15/30	550	487,969
NVIDIA Corp., 2.85%, 04/01/30	25	21,427
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	4,205	3,890,413
ON Semiconductor Corp., 3.88%, 09/01/28(a)	2,886	2,468,863
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	23,852
Sensata Technologies, Inc.(a)
4.38%, 02/15/30	1,275	1,065,275
3.75%, 02/15/31	500	393,853
Texas Instruments, Inc.
1.38%, 03/12/25	315	292,591
1.13%, 09/15/26	905	791,944
1.75%, 05/04/30	145	116,201
1.90%, 09/15/31	2,445	1,931,080

		88,649,903

Software — 0.4%
Activision Blizzard, Inc., 1.35%, 09/15/30	250	189,734
Black Knight InfoServ LLC, 3.63%, 09/01/28(a)	2,440	2,080,100
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,541,576
Intuit, Inc.
1.35%, 07/15/27	805	681,991

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Intuit, Inc. (continued)
1.65%, 07/15/30	$438	$341,194
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	3,260	2,523,543
MSCI, Inc.(a)
4.00%, 11/15/29	3,745	3,234,557
3.63%, 09/01/30	1,700	1,398,755
3.88%, 02/15/31	1,415	1,191,379
3.25%, 08/15/33	3,125	2,413,219
Open Text Corp.(a)
3.88%, 02/15/28	305	252,241
3.88%, 12/01/29	685	527,608
Open Text Holdings, Inc., 4.13%, 12/01/31(a)	665	500,823
Oracle Corp.
2.95%, 11/15/24	6,000	5,724,811
1.65%, 03/25/26	4,960	4,345,961
PTC, Inc.(a)
3.63%, 02/15/25	50	46,576
4.00%, 02/15/28	1,045	913,941
Roper Technologies, Inc.
3.65%, 09/15/23	830	819,575
2.35%, 09/15/24	90	85,530
1.00%, 09/15/25	590	523,634
2.00%, 06/30/30	75	57,425
ServiceNow, Inc., 1.40%, 09/01/30	1,000	736,260
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	4,700	4,287,312
Take-Two Interactive Software, Inc., 3.30%, 03/28/24	4,720	4,600,458
VMware, Inc.
1.00%, 08/15/24	2,425	2,244,272
4.50%, 05/15/25	540	527,386
4.65%, 05/15/27	2,000	1,910,335

		43,700,196

Specialty Retail — 0.0%
Abercrombie & Fitch Management Co., 8.75%, 07/15/25(a)	1,500	1,462,500
Michaels Cos., Inc., 5.25%, 05/01/28(a)	745	522,975
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	23,688

		2,009,163

Technology Hardware, Storage & Peripherals — 0.6%
Adobe, Inc.
1.90%, 02/01/25	175	164,519
2.15%, 02/01/27	490	441,853
2.30%, 02/01/30	2,130	1,769,541
Apple, Inc.
1.80%, 09/11/24	340	324,204
1.40%, 08/05/28	2,390	1,990,404
3.35%, 08/08/32	2,195	1,954,911
Dell International LLC/EMC Corp.
4.00%, 07/15/24	810	795,088
5.85%, 07/15/25	2,720	2,740,892
6.10%, 07/15/27	4,285	4,319,304
Fortinet, Inc.
1.00%, 03/15/26	5,000	4,302,475
2.20%, 03/15/31	2,000	1,516,911
HP, Inc.
2.20%, 06/17/25	2,002	1,852,938
1.45%, 06/17/26	24,951	21,509,656

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
HP, Inc. (continued)
4.75%, 01/15/28	$375	$351,909
4.00%, 04/15/29	16,520	14,478,065
3.40%, 06/17/30	355	286,689
NetApp, Inc.
1.88%, 06/22/25	315	287,644
2.38%, 06/22/27	30	26,411
Western Digital Corp., 4.75%, 02/15/26	940	870,421

		59,983,835

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 4.88%, 05/15/26(a)	50	44,947

Thrifts & Mortgage Finance — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25(a)	2,000	1,840,000
MGIC Investment Corp., 5.25%, 08/15/28	4,000	3,573,520
Nationstar Mortgage Holdings, Inc.(a)
6.00%, 01/15/27	1,090	930,587
5.50%, 08/15/28	640	502,557
5.13%, 12/15/30	1,455	1,055,166
5.75%, 11/15/31	3,950	2,896,830
PennyMac Financial Services, Inc., 5.75%, 09/15/31(a)	750	536,527
Radian Group, Inc.
4.50%, 10/01/24	50	47,312
6.63%, 03/15/25	2,095	2,041,808
United Wholesale Mortgage LLC(a)
5.75%, 06/15/27	605	479,404
5.50%, 04/15/29	2,010	1,527,600

		15,431,311

Tobacco — 1.0%
Altria Group, Inc.
2.35%, 05/06/25	21,059	19,504,581
2.63%, 09/16/26	13,420	12,044,939
4.80%, 02/14/29	70	64,615
3.40%, 05/06/30	265	214,580
BAT Capital Corp.
3.22%, 08/15/24	9,282	8,931,671
3.56%, 08/15/27	11,220	9,853,091
2.26%, 03/25/28	2,986	2,375,059
4.91%, 04/02/30	4,479	3,954,701
BAT International Finance PLC
3.95%, 06/15/25(a)	660	629,207
1.67%, 03/25/26	5,000	4,322,073
4.45%, 03/16/28	3,020	2,691,598
Philip Morris International, Inc.
2.13%, 05/10/23	500	493,109
2.88%, 05/01/24	500	483,940
3.25%, 11/10/24	25	24,167
1.50%, 05/01/25	630	577,261
0.88%, 05/01/26	8,000	6,871,869
3.13%, 08/17/27	50	45,584
3.38%, 08/15/29	4,050	3,454,025
2.10%, 05/01/30	790	600,098
Reynolds American, Inc., 4.45%, 06/12/25	14,757	14,256,974
Vector Group Ltd.(a)
10.50%, 11/01/26	2,065	1,916,258
5.75%, 02/01/29	7,285	5,947,679

		99,257,079

19

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	$1,200	$1,165,648

Utilities — 0.1%
American Water Capital Corp., 4.45%, 06/01/32	2,055	1,907,436
Essential Utilities, Inc.
3.57%, 05/01/29	55	48,610
2.70%, 04/15/30	220	180,071
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	490	424,806
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(a)	595	571,200
TransAlta Corp., 6.50%, 03/15/40	200	183,248
Vistra Operations Co. LLC(a)
5.63%, 02/15/27	4,100	3,838,625
5.00%, 07/31/27	1,500	1,354,875

		8,508,871

Wireless Telecommunication Services — 1.1%
American Tower Corp.
1.30%, 09/15/25	515	456,725
3.55%, 07/15/27	11,250	10,155,847
Crown Castle, Inc.
1.35%, 07/15/25	15,245	13,680,787
2.50%, 07/15/31	1,125	866,912
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23	850	835,338
5.75%, 06/01/28	1,750	1,638,715
5.30%, 01/15/29	515	469,400
iStar, Inc., 4.25%, 08/01/25	550	533,526
Rogers Communications, Inc.(a)
3.20%, 03/15/27	4,215	3,849,822
3.80%, 03/15/32	3,925	3,394,542
SBA Communications Corp.
3.13%, 02/01/29	3,300	2,654,091
3.88%, 02/15/27	100	88,691
Sprint Corp.
7.88%, 09/15/23	750	757,661
7.13%, 06/15/24	1,500	1,522,440
7.63%, 02/15/25	500	512,539
7.63%, 03/01/26	25	25,858
T-Mobile USA, Inc.
3.50%, 04/15/25	15,900	15,196,662
2.05%, 02/15/28	6,900	5,725,647
2.88%, 02/15/31	4,975	4,009,054
3.50%, 04/15/31	4,760	3,999,876
5.20%, 01/15/33	19,025	18,195,614
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/25(a)	1,500	1,464,000
VICI Properties LP/VICI Note Co., Inc.(a)
5.63%, 05/01/24	1,050	1,031,888
4.63%, 06/15/25	8,410	7,914,044
3.75%, 02/15/27	615	538,654
4.63%, 12/01/29	100	86,754
4.13%, 08/15/30	300	250,566

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC(a)
4.25%, 01/31/31	$900	$681,921
4.75%, 07/15/31	6,300	4,860,425

		105,397,999

Total Corporate Bonds — 42.8% (Cost: $4,627,629,298)		4,234,907,887

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(c) — 14.8%
Connecticut Avenue Securities Trust(a)
2019, Class 1M2, (1 mo. LIBOR US + 2.30%), 5.38%, 08/25/31	2,742	2,735,456
2020, Class 2M2, (1 mo. LIBOR US + 2.00%), 5.08%, 01/25/40	67,253	65,914,729
2020, Class M1, (30 day SOFR + 2.95%), 5.25%, 06/25/42	87,754	87,759,870
20A, Class 1M2, (1 mo. LIBOR US + 2.05%), 5.13%, 01/25/40	41,730	41,121,842
A, Class 1M2, (1 mo. LIBOR US + 2.40%), 5.48%, 04/25/31	18,619	18,550,205
C, Class 2M2, (1 mo. LIBOR US + 2.10%), 5.18%, 09/25/39	6,081	6,072,439
Series 1, Class M1, (30 day SOFR + 2.75%), 5.03%, 05/25/42	18,058	18,041,545
Series 2018-R07, Class 1M2C, (1 mo. LIBOR US + 2.40%), 5.48%, 04/25/31	731	726,015
Series 2019-HRP1, Class M2, (1 mo. LIBOR US + 2.15%), 5.23%, 11/25/39	45,977	44,854,256
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 5.53%, 07/25/31	27,019	26,965,601
Series 2019-R01, Class 2M2C, (1 mo. LIBOR US + 2.45%), 5.53%, 07/25/31	7,159	7,162,412
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 5.23%, 09/25/31	2,446	2,439,541
Series 2019-R06, Class 2M2C, (1 mo. LIBOR US + 2.10%), 5.18%, 09/25/39	1,565	1,566,041
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 5.18%, 10/25/39	21,344	21,226,972
Series 2020-SBT1, Class 1M2, (1 mo. LIBOR US + 3.65%), 6.73%, 02/25/40	30,503	29,865,320
Series 2020-SBT1, Class 2M2, (1 mo. LIBOR US + 3.65%), 6.73%, 02/25/40	16,367	16,185,925
Series 2021-R02, Class 2B1, (30 day SOFR + 3.30%), 5.58%, 11/25/41	9,912	8,949,486
Series 2021-R02, Class 2M2, (30 day SOFR + 2.00%), 4.28%, 11/25/41	11,138	9,957,407
Series 2021-R03, Class 1B1, (30 day SOFR + 2.75%), 5.03%, 12/25/41	16,550	14,005,792
Series 2022-R01, Class 1M1, (30 day SOFR + 1.00%), 3.28%, 12/25/41	37,583	36,875,560
Series 2022-R02, Class 2M2, (30 day SOFR + 3.00%), 5.28%, 01/25/42	34,491	31,489,833
Series 2022-R03, Class 1B1, (30 day SOFR + 6.25%), 8.53%, 03/25/42	6,186	5,928,766
Series 2022-R04, Class 1B1, (30 day SOFR + 5.25%), 7.53%, 03/25/42	13,150	12,082,488

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2022-R05, Class M1, (30 day SOFR + 1.90%), 4.18%, 04/25/42	$42,061	$41,338,022
Series 2M, Class 2C, (1 mo. LIBOR US + 2.00%), 5.08%, 01/25/40	7,124	6,954,913
Fannie Mae Connecticut Avenue Securities 2020, Class 2M1, (30 day SOFR + 0.90%), 3.18%, 11/25/41(a)	5,315	5,204,028
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 7.48%, 01/25/24	3,572	3,620,433
Series 2017-C01, Class 1M2C, (1 mo. LIBOR US + 3.55%), 6.63%, 07/25/29	3,350	3,360,347
Series 2017-C03, Class 1M2C, (1 mo. LIBOR US + 3.00%), 6.08%, 10/25/29	9,510	9,554,325
Series 2017-C04, Class 2ED2, (1 mo. LIBOR US + 1.10%), 4.18%, 11/25/29	733	723,835
Series 2017-C04, Class 2M2, (1 mo. LIBOR US + 2.85%), 5.93%, 11/25/29	11,270	11,340,072
Series 2017-C04, Class 2M2C, (1 mo. LIBOR US + 2.85%), 5.93%, 11/25/29	10,956	10,776,965
Series 2017-C05, Class 1EB3, (1 mo. LIBOR US + 1.20%), 4.28%, 01/25/30	5,373	5,367,197
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.20%), 5.28%, 01/25/30	6,310	6,253,233
Series 2017-C06, Class 1B1, (1 mo. LIBOR US + 4.15%), 7.23%, 02/25/30	8,712	8,874,918
Series 2017-C06, Class 1M2C, (1 mo. LIBOR US + 2.65%), 5.73%, 02/25/30	5,179	5,050,624
Series 2017-C06, Class 2B1, (1 mo. LIBOR US + 4.45%), 7.53%, 02/25/30	5,710	5,918,080
Series 2017-C06, Class 2M2C, (1 mo. LIBOR US + 2.80%), 5.88%, 02/25/30	3,642	3,603,865
Series 2017-C07, Class 1M2C, (1 mo. LIBOR US + 2.40%), 5.48%, 05/25/30	11,672	11,436,364
Series 2017-C07, Class 2B1, (1 mo. LIBOR US + 4.45%), 7.53%, 05/25/30	3,973	4,043,733
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 5.58%, 05/25/30	9,261	9,244,556
Series 2018-C01, Class 1ED2, (1 mo. LIBOR US + 0.85%), 3.93%, 07/25/30	437	434,334
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 5.33%, 07/25/30	1,118	1,103,990
Series 2018-C01, Class 1M2C, (1 mo. LIBOR US + 2.25%), 5.33%, 07/25/30	5,420	5,376,455
Series 2018-C02, Class 2M2, (1 mo. LIBOR US + 2.20%), 5.28%, 08/25/30	1,875	1,848,241
Series 2018-C03, Class 1B1, (1 mo. LIBOR US + 3.75%), 6.83%, 10/25/30	30,822	30,457,459
Series 2018-C03, Class 1M2C, (1 mo. LIBOR US + 2.15%), 5.23%, 10/25/30	1,537	1,497,004
Series 2018-C06, Class 1M2, (1 mo. LIBOR US + 2.00%), 5.08%, 03/25/31	13,743	13,590,772
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a)
Series 2021-DNA3, Class B1, (30 day SOFR + 3.50%), 5.78%, 10/25/33	2,664	2,453,179
Series 2021-DNA6, Class B1, (30 day SOFR + 3.40%), 5.68%, 10/25/41	21,035	18,809,972

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a) (continued)
Series 2021-DNA7, Class B1, (30 day SOFR + 3.65%), 5.93%, 11/25/41	$22,106	$19,453,651
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2021- DNA2, Class B1, (30 day SOFR + 3.40%), 5.68%, 08/25/33(a)	5,090	4,581,206
Federal National Mortgage Association Connecticut Avenue Securities(a)
Series 2021-R01, Class 1B1, (30 day SOFR + 3.10%), 5.38%, 10/25/41	13,405	12,148,057
Series 2022-R01, Class 1B1, (30 day SOFR + 3.15%), 5.43%, 12/25/41	26,782	23,116,366
Freddie Mac, Series 2022-DNA6, Class M1A, (30 day SOFR + 2.15%), 4.44%, 09/25/42(a)	15,750	15,656,442
Freddie Mac STACR REMIC Trust(a) Class A, (30 day SOFR + 2.95%), 5.23%, 06/25/42	62,138	62,172,477
Series 2020-DNA1, Class B1, (1 mo. LIBOR US + 2.30%), 5.38%, 01/25/50	3,000	2,747,150
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 4.78%, 01/25/50	10,422	10,310,517
Series 2020-DNA2, Class M2, (1 mo. LIBOR US + 1.85%), 4.93%, 02/25/50	46,247	45,560,784
Series 2020-DNA3, Class B1, (1 mo. LIBOR US + 5.10%), 8.18%, 06/25/50	11,144	11,255,829
Series 2020-DNA4, Class B1, (1 mo. LIBOR US + 6.00%), 9.08%, 08/25/50	4,545	4,695,515
Series 2020-DNA4, Class M2B, (1 mo. LIBOR US + 3.75%), 6.83%, 08/25/50	340	339,846
Series 2020-DNA5, Class B1, (30 day SOFR + 4.80%), 7.08%, 10/25/50	5,938	5,978,062
Series 2020-DNA5, Class M2, (30 day SOFR + 2.80%), 5.08%, 10/25/50	11,191	11,189,843
Series 2020-DNA6, Class M2, (30 day SOFR + 2.00%), 4.28%, 12/25/50	15,390	15,129,913
Series 2020-HQA1, Class B1, (1 mo. LIBOR US + 2.35%), 5.43%, 01/25/50	7,825	7,068,276
Series 2020-HQA2, Class M2, (1 mo. LIBOR US + 3.10%), 6.18%, 03/25/50	90,390	90,342,498
Series 2020-HQA3, Class B1, (1 mo. LIBOR US + 5.75%), 8.83%, 07/25/50	17,200	17,698,207
Series 2020-HQA4, Class M2, (1 mo. LIBOR US + 3.15%), 6.23%, 09/25/50	1,225	1,226,508
Series 2021-DNA1, Class B1, (30 day SOFR + 2.65%), 4.93%, 01/25/51	6,250	5,647,849
Series 2021-DNA1, Class M2, (30 day SOFR + 1.80%), 4.08%, 01/25/51	20,966	20,028,081
Series 2021-DNA5, Class B1, (30 day SOFR + 3.05%), 5.33%, 01/25/34	4,500	3,992,374
Series 2021-DNA5, Class M2, (30 day SOFR + 1.65%), 3.93%, 01/25/34	5,793	5,649,588
Series 2021-DNA6, Class M1, (30 day SOFR + 0.80%), 3.08%, 10/25/41	1,012	991,913
Series 2021-HQA1, Class M2, (30 day SOFR + 2.25%), 4.53%, 08/25/33	19,350	17,730,490
Series 2021-HQA2, Class M2, (30 day SOFR + 2.05%), 4.33%, 12/25/33	25,600	22,731,671

21

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2022-DNA1, Class M1A, (30 day SOFR + 1.00%), 3.28%, 01/25/42	$8,239	$8,003,145
Series 2022-DNA4, Class M1A, (30 day SOFR + 2.20%), 4.48%, 05/25/42	2,161	2,142,135
Series 2022-HQA1, Class M1A, (30 day SOFR + 2.10%), 4.38%, 03/25/42	62,879	62,489,195
Freddie Mac STACR Trust(a)
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 5.38%, 10/25/48	22,587	22,023,681
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 5.53%, 03/25/49	10,226	10,106,738
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2, (1 mo. LIBOR US + 4.25%), 7.33%, 11/25/23	540	546,022
Series 2014-DN2, Class M3, (1 mo. LIBOR US + 3.60%), 6.68%, 04/25/24	26,363	26,422,776
Series 2017-HQA1, Class B1, (1 mo. LIBOR US + 5.00%), 8.08%, 08/25/29	3,790	3,903,070
Series 2017-HQA1, Class M2, (1 mo. LIBOR US + 3.55%), 6.63%, 08/25/29	6,524	6,595,413
Series 2017-HQA3, Class M2, (1 mo. LIBOR US + 2.35%), 5.43%, 04/25/30	5,961	5,897,760
Series 2018-HQA1, Class B1, (1 mo. LIBOR US + 4.35%), 7.43%, 09/25/30	6,000	6,051,564
Series 2018-HQA1, Class M2, (1 mo. LIBOR US + 2.30%), 5.38%, 09/25/30	82,773	81,547,353
Series 2018-SPI1, Class M2, 3.76%, 02/25/48(a)	45	42,964
Series 2018-SPI2, Class M2, 3.84%, 05/25/48(a)	63	59,847
Series 2020-HQA5, Class M2, (30 day SOFR + 2.60%), 4.88%, 11/25/50(a)	7,004	6,924,888
Series 2021-DNA2, Class M1, (30 day SOFR + 0.80%), 3.08%, 08/25/33(a)	2,705	2,689,090
Series 2021-DNA7, Class M1, (30 day SOFR + 0.85%), 3.13%, 11/25/41(a)	22,038	21,464,179
Series 2022-DNA2, Class M1A, (30 day SOFR + 1.30%), 3.58%, 02/25/42(a)	4,775	4,690,882
STACR Trust(a)
Series 2018-DNA3, Class M2A, (1 mo. LIBOR US + 2.10%), 5.18%, 09/25/48	1,517	1,509,296
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 4.73%, 04/25/43	4,404	4,394,879
Series 2018-HRP2, Class M3, (1 mo. LIBOR US + 2.40%), 5.48%, 02/25/47	12,268	11,901,022

		1,465,563,429

Commercial Mortgage-Backed Securities — 0.0%
CFCRE Commercial Mortgage Trust, Series 2016- C4, Class AM, 3.69%, 05/10/58	160	147,753

Mortgage-Backed Securities(a)(c) — 0.1%
Freddie Mac STACR REMIC Trust, Series 2021- HQA1, Class M1, (30 day SOFR + 0.70%), 2.98%, 08/25/33	2,605	2,594,473
Multifamily Connecticut Avenue Securities Trust 2020-01, Series 2020-01, Class M10, (1 mo. LIBOR US + 3.75%), 6.83%, 03/25/50	5,000	4,670,919

		7,265,392

Security	Par (000)	Value

Unknown SOI Industry(c) — 1.8%
Connecticut Avenue Securities Trust, (1 mo. LIBOR US + 2.15%), 5.23%, 11/25/39(a)	$20,445	$19,879,346
Connecticut Avenue Securities Trust 2022-R08, Series 2022-R08, Class 1M1, (30 day SOFR + 2.55%), 4.85%, 07/25/42(a)	11,281	11,224,663
Fannie Mae
Series 2014-C02, Class 1M2, (1 mo. LIBOR US + 2.60%), 5.68%, 05/25/24	3,430	3,423,314
Series 2014-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 6.08%, 07/25/24	5,667	5,690,455
Freddie Mac
Series 2016-HQA2, Class M3, (1 mo. LIBOR US + 5.15%), 8.23%, 11/25/28	7,381	7,689,517
Series 2021-HQA3, Class M1, (30 day SOFR + 0.85%), 3.13%, 09/25/41(a)	24,315	23,446,488
Series 2021-HQA3, Class M2, (30 day SOFR + 2.10%), 4.38%, 09/25/41(a)	1,685	1,415,401
Series 2022-DNA1, Class M2, (30 day SOFR + 2.50%), 4.78%, 01/25/42(a)	3,640	3,175,894
Series 2022-HQA1, Class M2, (30 day SOFR + 5.25%), 7.53%, 03/25/42(a)	4,750	4,370,211
Series 2022-HQA2, Class M1A, (30 day SOFR + 2.65%), 4.93%, 07/25/42(a)	46,634	46,409,471
Freddie Mac STACR REMIC Trust, (30 day SOFR + 2.30%), 4.58%, 08/25/42(a)	48,884	48,343,731

		175,068,491

Total Non-Agency Mortgage-Backed Securities — 16.7% (Cost: $1,690,053,911)		1,648,045,065

Preferred Securities

Capital Trust — 0.0%

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 7.00%, 04/04/79(c)	200	190,320

Total Preferred Securities — 0.0% (Cost: $229,859)		190,320

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities, 3.50%, 02/01/51	19,098	17,388,648
Ginnie Mae Mortgage-Backed Securities, 5.00%, 09/20/52	10,575	10,376,271
Uniform Mortgage-Backed Securities
3.50%, 10/01/51	4,781	4,361,588
4.50%, 06/01/52	18,830	17,989,401

		50,115,908

Collateralized Mortgage Obligations(c) — 4.2%
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 7.98%, 11/25/24	1,523	1,573,699
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 8.78%, 04/25/28	33	34,611
Series 2017-C02, Class 2B1, (1 mo. LIBOR US + 5.50%), 8.58%, 09/25/29	34,763	37,663,889
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.85%), 7.93%, 10/25/29	33,687	35,191,095

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue
Securities (continued)
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 6.08%, 10/25/29	$9,687	$9,760,249
Series 2017-C04, Class 2B1, (1 mo. LIBOR US + 5.05%), 8.13%, 11/25/29	28,278	29,739,851
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.60%), 6.68%, 01/25/30	34,568	34,287,384
Series 2018-C02, Class 2B1, (1 mo. LIBOR US + 4.00%), 7.08%, 08/25/30	23,225	23,194,554
Series 2018-C04, Class 2B1, (1 mo. LIBOR US + 4.50%), 7.58%, 12/25/30	5,928	6,083,493
Series 2018-C04, Class 2M2, (1 mo. LIBOR US + 2.55%), 5.63%, 12/25/30	2,989	2,966,399
Series 2018-C05, Class 1B1, (1 mo. LIBOR US + 4.25%), 7.33%, 01/25/31	4,344	4,404,558
Series 2018-C06, Class 2M2, (1 mo. LIBOR US + 2.10%), 5.18%, 03/25/31	17,731	17,393,902
Freddie Mac STACR REMIC Trust(a)
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 5.13%, 11/25/49	5,147	5,130,412
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 6.83%, 08/25/50	60	60,181
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 4.98%, 01/25/50	14,126	13,952,784
Freddie Mac STACR Trust(a)
Series 2019-DNA3, Class M2, (1 mo. LIBOR US + 2.05%), 5.13%, 07/25/49	23,275	22,940,667
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 5.03%, 10/25/49	4,737	4,709,405
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 4.03%, 11/25/48	382	377,197
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 4.93%, 09/25/49	69,174	67,832,750
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class B1, (1 mo. LIBOR US + 4.95%), 8.03%, 07/25/29	20,401	21,266,549
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 8.23%, 10/25/29	22,769	23,856,702
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 7.53%, 03/25/30	16,801	17,101,344
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 5.58%, 03/25/30	998	990,057
Series 2017-HQA2, Class B1, (1 mo. LIBOR US + 4.75%), 7.83%, 12/25/29	6,180	6,342,055
Series 2017-HQA3, Class B1, (1 mo. LIBOR US + 4.45%), 7.53%, 04/25/30	8,160	8,283,852
Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 6.23%, 07/25/30	24,746	24,076,341

		419,213,980

Mortgage-Backed Securities — 40.2%
Fannie Mae Mortgage-Backed Securities
3.00%, 09/01/34	4,816	4,475,931
2.50%, 08/01/36	1,103	1,000,696
4.00%, 02/01/47 - 02/01/57	73	68,655

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued)
3.50%, 05/01/52 - 06/01/52	$6,727	$6,065,237
Federal Home Loan Mortgage Corp., 3.50%, 07/01/52	2,746	2,487,173
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/42 - 01/01/49	98	94,624
3.50%, 10/01/44 - 06/01/49	4,461	4,076,580
3.00%, 03/01/46 - 02/01/47	6,439	5,726,006
4.00%, 10/01/46 - 01/01/49	50	46,235
Ginnie Mae Mortgage-Backed Securities(e)
3.50%, 06/20/42 - 10/20/52	114,313	104,371,463
3.00%, 05/20/45 - 10/20/52	150,628	133,663,074
2.50%, 12/20/46 - 10/20/52	243,766	209,622,270
4.00%, 11/20/47 - 10/20/52	68,236	63,805,811
4.50%, 10/20/48 - 10/20/52	36,001	34,597,932
5.00%, 12/20/48 - 10/20/52	2,551	2,500,244
2.00%, 09/20/50 - 10/20/52(f)	242,012	202,376,681
5.50%, 10/20/52	650	649,492
Government National Mortgage Association Mortgage-Backed Securities, 3.00%, 07/20/52	4,976	4,405,930
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (1 mo. LIBOR US + 3.25%), 6.33%, 10/25/49(a)(c)	22,783	21,602,868
Uniform Mortgage-Backed Securities(e)
3.00%, 03/01/30 - 10/13/52(f)	409,374	361,650,315
2.50%, 04/01/32 - 10/13/52(f)	685,609	584,069,237
2.00%, 12/01/35 - 10/13/52(f)	1,105,992	916,642,725
1.50%, 03/01/37 - 10/13/52	78,520	64,438,695
3.50%, 10/18/37 - 10/13/52	240,375	218,941,803
4.00%, 10/18/37 - 10/13/52(f)	976,034	907,196,762
4.50%, 10/18/37 - 10/13/52	68,473	65,367,548
5.00%, 02/01/41 - 10/13/52	37,399	36,434,003
5.50%, 10/13/52	17,350	17,244,273

		3,973,622,263

Total U.S. Government Sponsored Agency Securities — 44.9% (Cost: $4,782,950,876)		4,442,952,151

U.S. Treasury Obligations
US Treasury Bill(g)
3.10%, 12/08/22	130,000	129,296,618
3.16%, 12/08/22	150,000	149,188,406

Total U.S. Treasury Obligations — 2.8% (Cost: $278,395,011)		278,485,024

Total Long-Term Investments — 113.5% (Cost: $12,034,189,611)		11,227,406,210

	Shares

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(h)(i)	22,682,758	22,682,758

23

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 11.0%
U.S. Treasury Bills(g)
2.51%, 10/27/22 - 11/03/22	$940,000	$938,011,959
2.93%, 12/01/22	150,000	149,285,240

		1,087,297,199

Total Short-Term Securities — 11.2% (Cost: $1,109,971,664)		1,109,979,957

Total Investments Before TBA Sale Commitments — 124.7% (Cost: $13,144,161,275)		12,337,386,167

TBA Sale Commitments(e)

Mortgage-Backed Securities — (14.0)%
Uniform Mortgage-Backed Securities
2.00%, 10/13/52	(1,070,575)	(866,580,285)
2.50%, 10/13/52	(602,050)	(505,004,712)
4.00%, 10/13/52	(21,057)	(19,537,770)

Total TBA Sale Commitments — (14.0)% (Proceeds: $(1,456,101,720))		(1,391,122,767)

Total Investments, Net of TBA Sale Commitments — 110.7% (Cost: $11,688,059,555)		10,946,263,400

Liabilities in Excess of Other Assets — (10.7)%		(1,054,117,244)

Net Assets — 100.0%		$9,892,146,156

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Represents or includes a TBA transaction.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)	Rates are discount rates or a range of discount rates as of period end.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquid Environmentally Aware Fund(a)	$150,039,454	$—	$(150,013,506)		$(130,872)	$104,924	$—	—	$160,505	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,979,641,442	—	(1,956,958,684	)(b)	—	—	22,682,758	22,682,758	769,062	—

					$(130,872)	$104,924	$22,682,758		$929,567	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year Australian Treasury Bonds	3,294	12/15/22	$246,765	$(5,356,848)
10-Year U.S. Treasury Note	2,284	12/20/22	255,951	(9,064,751)
10-Year U.S. Ultra Long Treasury Note	525	12/20/22	62,221	(3,697,357)
U.S. Long Bond	79	12/20/22	9,994	(695,013)

				(18,813,969)

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
Euro BTP	477	12/08/22	$52,349	$2,376,093
Euro Bund	1,056	12/08/22	143,328	4,594,613
Euro OAT	1,686	12/08/22	218,310	9,501,540
10-Year Canadian Bond	2,936	12/19/22	262,685	503,312
Ultra U.S. Treasury Bond	102	12/20/22	13,942	1,221,641
Long Gilt	1,006	12/28/22	108,281	6,922,508
2-Year U.S. Treasury Note	1,609	12/30/22	330,348	4,762,940
5-Year U.S. Treasury Note	13,164	12/30/22	1,414,307	41,658,964

				71,541,611

				$52,727,642

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	18,700,000	USD	18,212,308	JPMorgan Chase Bank N.A.	12/15/22	$214,148
GBP	2,710,000	USD	2,938,537	Royal Bank of Canada	12/15/22	90,419
USD	1,519,671	AUD	2,350,000	HSBC Bank PLC	12/15/22	14,731
USD	1,988,381	AUD	3,060,000	Morgan Stanley & Co. International PLC	12/15/22	28,757
USD	627,870	AUD	980,000	Royal Bank of Canada	12/15/22	278
USD	1,003,696	AUD	1,500,000	Royal Bank of Canada	12/15/22	43,097
USD	715,804	AUD	1,070,000	Standard Chartered Bank	12/15/22	30,577
USD	1,043,848	AUD	1,510,000	Standard Chartered Bank	12/15/22	76,844
USD	4,127,368	AUD	6,330,000	Standard Chartered Bank	12/15/22	73,636
USD	2,667,761	CAD	3,600,000	JPMorgan Chase Bank N.A.	12/15/22	60,999
USD	799,966	CAD	1,070,000	Royal Bank of Canada	12/15/22	25,178
USD	623,585	CAD	830,000	State Street Bank and Trust Co.	12/15/22	22,581
USD	860,119	CHF	820,000	JPMorgan Chase Bank N.A.	12/15/22	23,046
USD	1,054,572	CHF	1,010,000	State Street Bank and Trust Co.	12/15/22	23,543
USD	1,612,903	CZK	39,290,000	Societe Generale	12/15/22	57,034
USD	20,688,210	EUR	20,539,942	BNP Paribas S.A.	12/15/22	448,727
USD	703,085	HKD	5,510,000	HSBC Bank PLC	12/15/22	215
USD	15,995,171	HKD	125,330,000	JPMorgan Chase Bank N.A.	12/15/22	7,737
USD	649,437	HKD	5,090,000	Royal Bank of Canada	12/15/22	142
USD	898,126	HKD	7,040,000	Royal Bank of Canada	12/15/22	85
USD	872,624	HKD	6,840,000	Standard Chartered Bank	12/15/22	95
USD	606,294	NZD	1,080,000	Morgan Stanley & Co. International PLC	12/15/22	1,632
USD	721,813	NZD	1,260,000	Standard Chartered Bank	12/15/22	16,375
USD	5,763,735	SEK	59,850,000	JPMorgan Chase Bank N.A.	12/15/22	347,633

						1,607,509

CAD	20,280,000	USD	15,396,327	Citibank N.A.	12/15/22	(711,565)
CHF	1,490,000	USD	1,528,492	HSBC Bank PLC	12/15/22	(7,470)
EUR	18,250,000	USD	18,340,921	State Street Bank and Trust Co.	12/15/22	(357,884)
GBP	11,060,000	USD	12,573,911	Morgan Stanley & Co. International PLC	12/15/22	(212,191)

						(1,289,110)

						$318,399

25

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1	1.00%	Quarterly	12/20/27	BBB+		USD 327,000		$(1,021,862)	$492,058	$(1,513,920)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)

8.72%	Monthly	1-Month MXIBOR, 9.54%	Monthly	03/15/23	(a)	03/08/28	MXN	1,642,260	$1,319,646	$726	$1,318,920
8.91%	Monthly	1-Month MXIBOR, 9.54%	Monthly	03/15/23	(a)	03/08/28	MXN	579,320	261,000	258	260,742
9.00%	Monthly	1-Month MXIBOR, 9.54%	Monthly	03/15/23	(a)	03/08/28	MXN	573,670	160,984	255	160,729
9.07%	Monthly	1-Month MXIBOR, 9.54%	Monthly	03/15/23	(a)	03/08/28	MXN	369,990	58,426	165	58,261
1-Day SSARON, 0.44%	Annual	1.56%	Annual	03/15/23	(a)	03/15/28	CHF	128,510	(1,515,738)	369,191	(1,884,929)
1-Day SSARON, 0.44%	Annual	2.06%	Annual	03/15/23	(a)	03/15/28	CHF	26,570	333,688	298	333,390
1-Day SSARON, 0.44%	Annual	2.06%	Annual	03/15/23	(a)	03/15/28	CHF	23,450	286,516	264	286,252
1-Day SSARON, 0.44%	Annual	2.10%	Annual	03/15/23	(a)	03/15/28	CHF	16,680	235,461	189	235,272
6-Month EURIBOR, 1.81%	Semi-Annual	2.44%	Annual	03/15/23	(a)	03/15/28	EUR	96,000	(2,803,455)	264,662	(3,068,117)
2.47%	Quarterly	1-Day THOR, 0.98%	Quarterly	03/15/23	(a)	03/15/28	THB	91,300	61,526	28	61,498
2.52%	Quarterly	1-Day THOR, 0.98%	Quarterly	03/15/23	(a)	03/15/28	THB	301,990	183,293	92	183,201
2.60%	Quarterly	1-Day THOR, 0.98%	Quarterly	03/15/23	(a)	03/15/28	THB	184,890	94,771	56	94,715
2.80%	Quarterly	1-Day THOR, 0.98%	Quarterly	03/15/23	(a)	03/15/28	THB	198,140	49,970	60	49,910
3.01%	Semi-Annual	1-Day SORA, 4.39%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	131,440	1,855,999	1,049	1,854,950
3.02%	Semi-Annual	1-Day SORA, 4.39%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	42,540	587,178	339	586,839
3.11%	Annual	3-Month STIBOR, 1.73%	Quarterly	03/15/23	(a)	03/15/28	SEK	75,760	82,578	79	82,499
1-Day SOFR, 3.07%	Annual	3.18%	Annual	03/15/23	(a)	03/15/28	USD	59,750	(1,565,738)	261,528	(1,827,266)
3.24%	Semi-Annual	1-Day SORA, 4.39%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	30,850	210,305	244	210,061
1-Day SOFR, 3.07%	Annual	3.29%	Annual	03/15/23	(a)	03/15/28	USD	24,910	(534,898)	278	(535,176)
1-Day SOFR, 3.07%	Annual	3.30%	Annual	03/15/23	(a)	03/15/28	USD	36,850	(761,833)	411	(762,244)
3.31%	Annual	3-Month STIBOR, 1.73%	Quarterly	03/15/23	(a)	03/15/28	SEK	187,490	47,109	187	46,922
1-Day SOFR, 3.07%	Annual	3.35%	Annual	03/15/23	(a)	03/15/28	USD	27,410	(510,680)	306	(510,986)
3.51%	Semi-Annual	1-Day SORA, 4.39%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	20,280	(33,693)	157	(33,850)
3-Month HIBOR, 3.33%	Quarterly	3.52%	Quarterly	03/15/23	(a)	03/15/28	HKD	454,705	(1,455,063)	646	(1,455,709)
3-Month HIBOR, 3.33%	Quarterly	3.53%	Quarterly	03/15/23	(a)	03/15/28	HKD	244,995	(779,801)	348	(780,149)
3.57%	Semi-Annual	3-Month Canada Bank Acceptance, 4.20%	Semi-Annual	03/15/23	(a)	03/15/28	CAD	20,420	42,833	(6,198)	49,031
3.58%	Semi-Annual	3-Month Canada Bank Acceptance, 4.20%	Semi-Annual	03/15/23	(a)	03/15/28	CAD	28,440	54,586	11,918	42,668
3.60%	Semi-Annual	3-Month Canada Bank Acceptance, 4.20%	Semi-Annual	03/15/23	(a)	03/15/28	CAD	370,040	486,773	(933,042)	1,419,815
3-Month HIBOR, 3.33%	Quarterly	3.68%	Quarterly	03/15/23	(a)	03/15/28	HKD	147,170	(343,517)	209	(343,726)
3.69%	Annual	6-Month NIBOR, 3.46%	Semi-Annual	03/15/23	(a)	03/15/28	NOK	296,750	(242,016)	(52,752)	(189,264)
1-Day SOFR, 3.07%	Annual	3.73%	Annual	03/15/23	(a)	03/15/28	USD	23,270	(36,223)	259	(36,482)
6-Month BBSW, 3.57%	Semi-Annual	4.03%	Semi-Annual	03/15/23	(a)	03/15/28	AUD	30,430	(256,656)	229	(256,885)
3-Month BBR, 0.85%	Quarterly	4.10%	Semi-Annual	03/15/23	(a)	03/15/28	NZD	26,600	(307,930)	180	(308,110)
3-Month KRW CDC, 3.24%	Quarterly	4.15%	Quarterly	03/15/23	(a)	03/15/28	KRW	28,984,400	43,385	225	43,160
3-Month BBR, 0.85%	Quarterly	4.20%	Semi-Annual	03/15/23	(a)	03/15/28	NZD	22,190	(203,512)	150	(203,662)
3-Month KRW CDC, 3.24%	Quarterly	4.23%	Quarterly	03/15/23	(a)	03/15/28	KRW	31,629,600	124,673	249	124,424
3-Month BBR, 0.85%	Quarterly	4.24%	Semi-Annual	03/15/23	(a)	03/15/28	NZD	22,190	(182,923)	150	(183,073)
3-Month KRW CDC, 3.24%	Quarterly	4.24%	Quarterly	03/15/23	(a)	03/15/28	KRW	27,018,200	116,791	212	116,579
3-Month BBR, 0.85%	Quarterly	4.25%	Semi-Annual	03/15/23	(a)	03/15/28	NZD	28,550	(227,683)	191	(227,874)
3-Month KRW CDC, 3.24%	Quarterly	4.32%	Quarterly	03/15/23	(a)	03/15/28	KRW	11,897,415	82,026	93	81,933
3-Month KRW CDC, 3.24%	Quarterly	4.35%	Quarterly	03/15/23	(a)	03/15/28	KRW	11,897,415	94,115	93	94,022
4.62%	Annual	6-Month PRIBOR, 7.33%	Semi-Annual	03/15/23	(a)	03/15/28	CZK	136,940	151,027	63	150,964
4.84%	Annual	1-Day SONIA, 2.19%	Annual	03/15/23	(a)	03/15/28	GBP	3,770	38,727	45	38,682
4.84%	Annual	6-Month PRIBOR, 7.33%	Semi-Annual	03/15/23	(a)	03/15/28	CZK	316,040	229,890	144	229,746
4.96%	Annual	6-Month PRIBOR, 7.33%	Semi-Annual	03/15/23	(a)	03/15/28	CZK	648,780	332,811	289	332,522
5.09%	Annual	6-Month PRIBOR, 7.33%	Semi-Annual	03/15/23	(a)	03/15/28	CZK	882,640	258,955	396	258,559

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date		Amount (000)	Value	(Received)	(Depreciation)

5.14%	Annual	6-Month PRIBOR, 7.33%	Semi-Annual	03/15/23	(a)	03/15/28	CZK	528,750	$109,595	$239	$109,356
5.16%	Annual	6-Month PRIBOR, 7.33%	Semi-Annual	03/15/23	(a)	03/15/28	CZK	506,520	87,540	232	87,308
5.20%	Annual	6-Month PRIBOR, 7.33%	Semi-Annual	03/15/23	(a)	03/15/28	CZK	198,250	22,312	91	22,221
5.95%	Annual	6-Month WIBOR, 7.41%	Semi-Annual	03/15/23	(a)	03/15/28	PLN	94,980	748,089	224	747,865
3-Month JIBAR, 6.47%	Quarterly	8.57%	Quarterly	03/15/23	(a)	03/15/28	ZAR	1,648,890	(1,899,774)	1,053	(1,900,827)
3-Month JIBAR, 6.47%	Quarterly	8.65%	Quarterly	03/15/23	(a)	03/15/28	ZAR	312,060	(302,941)	198	(303,139)
3-Month JIBAR, 6.47%	Quarterly	8.74%	Quarterly	03/15/23	(a)	03/15/28	ZAR	379,940	(299,104)	241	(299,345)

									$(5,410,600)	$(72,803)	$(5,337,797)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date		Amount (000)	Value	(Received)	(Depreciation)

2.05%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Monthly	02/15/32	EUR	22,710	$1,635,423	$34,939	$1,600,484

2.74%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Monthly	06/15/32	EUR	25,200	(591,270)	562	(591,832)

							$1,044,153	$35,501	$1,008,652

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	01/22/24	$123,876,897	$12,172,618	(c)	$135,947,309	15.3%
	Monthly	Barclays Bank PLC(d)	01/22/24	156,026,532	(3,355,007	)(e)	153,863,140	13.5
	Monthly	BNP Paribas SA(f)	04/29/24	85,956,534	22,626,089	(g)	108,702,369	15.9
	Monthly	BNP Paribas SA(h)	04/29/24	39,451,350	739,865	(i)	40,329,536	13.2
	Monthly	Citibank N.A.(j)	02/24/23	4,014,995	3,490,077	(k)	7,495,216	2.5
	Monthly	Citibank N.A.(l)	02/24/23	54,543,192	(897,884	)(m)	53,773,245	3.6
	Monthly	Goldman Sachs Bank USA(n)	02/27/23	7,127,508	(276,245	)(o)	6,980,796	2.5
	Monthly	Goldman Sachs Bank USA(p)	02/27/23	29,425,284	(450,055	)(q)	29,076,887	3.9
	Monthly	HSBC Bank PLC(r)	02/10/23	23,691,641	313,713	(s)	24,209,112	6.8
	Monthly	HSBC Bank PLC(t)	02/10/23	(3,369,083)	3,517,063	(u)	361,354	4.8
	Monthly	Merrill Lynch International(v)	02/15/23	15,598,240	(6,928,667	)(w)	9,753,697	7.8
	Monthly	Merrill Lynch International(x)	02/15/23	68,468,236	666,601	(y)	69,035,812	10.9
	Monthly	Morgan Stanley & Co. International PLC(z)	10/03/22	49,080,702	3,835,297	(aa)	53,770,484	7.1
	Monthly	Morgan Stanley & Co. International PLC(ab)	10/03/22	19,136,394	1,567,800	(ac)	21,534,163	4.2

					$37,021,265		$714,833,120

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $102,206 of net dividends and financing fees.

(e)	Amount includes $(1,191,615) of net dividends and financing fees.

(g)	Amount includes $(119,746) of net dividends and financing fees.

(i)	Amount includes $(138,321) of net dividends and financing fees.

(k)	Amount includes $9,856 of net dividends and financing fees.

(m)	Amount includes $(127,937) of net dividends and financing fees.

27

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

OTC Total Return Swaps (continued)

(o)	Amount includes $(129,533) of net dividends and financing fees.

(q)	Amount includes $(101,658) of net dividends and financing fees.

(s)	Amount includes $(203,758) of net dividends and financing fees.

(u)	Amount includes $(213,374) of net dividends and financing fees.

(w)	Amount includes $(1,084,124) of net dividends and financing fees.

(y)	Amount includes $99,025 of net dividends and financing fees.

(aa)	Amount includes $(854,485) of net dividends and financing fees.

(ac)	Amount includes $(829,969) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	15-125 basis points	15-20 basis points	15-43 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

	(h)	(j)	(l)
	15-20 basis points	15-20 basis points	20-38 basis points
	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

	(n)	(p)	(r)
	15-20 basis points	15-20 basis points	15-20 basis points
	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

	(t)	(v)	(x)
	15-20 basis points	15-20 basis points	15-20 basis points
	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

	(z)	(ab)
	15-20 basis points	15-20 basis points
	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 22, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	13,680	$5,284,447	3.9%

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	59,871	5,766,176	4.2

Automobiles
Thor Industries, Inc.	131,716	9,217,486	6.8

Beverages
Molson Coors Beverage Co., Class B	225,139	10,804,421	7.9

Biotechnology
Biogen, Inc.	75,686	20,208,162	14.9

Building Products
Allegion PLC	4,878	437,459	0.3
Owens Corning	136,126	10,700,865	7.9

		11,138,324

Security	Shares	Value	% of Basket Value

Capital Markets
Cboe Global Markets, Inc.	46,549	$5,463,456	4.0%
CME Group, Inc.	69,721	12,349,681	9.1

		17,813,137

Chemicals
Dow, Inc.	193,655	8,507,264	6.3
DuPont de Nemours, Inc.	98,487	4,963,745	3.7
Eastman Chemical Co.	61,364	4,359,912	3.2
International Flavors & Fragrances, Inc.	78,502	7,130,337	5.2
LyondellBasell Industries NV, Class A	162,773	12,253,551	9.0
Mosaic Co.	129,144	6,241,530	4.6
Nutrien Ltd.	28,255	2,355,902	1.7
Westlake Corp.	208,731	18,134,549	13.3

		63,946,790

Consumer Finance
American Express Co.	105,304	14,206,563	10.4

Containers & Packaging
Packaging Corp. of America	43,034	4,832,288	3.6
Westrock Co.	268,947	8,307,773	6.1

		13,140,061

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Diversified Financial Services
Equitable Holdings, Inc.	472,887	$12,460,572	9.1%
Voya Financial, Inc.	129,785	7,851,993	5.8

		20,312,565

Diversified Telecommunication Services
AT&T, Inc.	1,342,444	20,593,091	15.1

Entertainment
Electronic Arts, Inc.	235,894	27,295,295	20.1
Live Nation Entertainment, Inc.	350,453	26,648,446	19.6

		53,943,741

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	149,530	11,210,264	8.3
Digital Realty Trust, Inc.	164,497	16,314,813	12.0
Healthpeak Properties, Inc.	381,941	8,754,088	6.4
Life Storage, Inc.	4,816	533,420	0.4
Weyerhaeuser Co.	219,106	6,257,667	4.6

		43,070,252

Food & Staples Retailing
Kroger Co.	414,495	18,134,156	13.3
Walgreens Boots Alliance, Inc.	284,525	8,934,085	6.6

		27,068,241

Food Products
Hormel Foods Corp.	22,197	1,008,632	0.7
Kellogg Co.	210,051	14,632,153	10.8
Tyson Foods, Inc., Class A	156,039	10,287,651	7.6

		25,928,436

Gas Utilities
Atmos Energy Corp.	68,473	6,973,975	5.1

Health Care Equipment & Supplies
Baxter International, Inc.	130,889	7,049,681	5.2
Stryker Corp.	36,253	7,342,683	5.4
Teleflex, Inc.	4,504	907,376	0.7

		15,299,740

Health Care Providers & Services
CVS Health Corp.	23,313	2,223,361	1.7
Humana, Inc.	354	171,757	0.1
Quest Diagnostics, Inc.	16,978	2,083,031	1.5

		4,478,149

Hotels, Restaurants & Leisure
Caesars Entertainment, Inc.	42,806	1,380,921	1.0
Darden Restaurants, Inc.	24,890	3,144,105	2.3
MGM Resorts International	491,209	14,598,731	10.8
Wynn Resorts Ltd.	39,087	2,463,654	1.8

		21,587,411

Household Durables
Whirlpool Corp.	32,163	4,335,894	3.2

Household Products
Church & Dwight Co., Inc.	316,422	22,605,188	16.6

Insurance
American International Group, Inc.	246,586	11,707,903	8.6
Chubb Ltd.	26,611	4,840,009	3.6

Security	Shares	Value	% of Basket Value

Insurance (continued)
Hartford Financial Services Group, Inc.	82,513	$5,110,855	3.7%
Lincoln National Corp.	252,646	11,093,686	8.2

		32,752,453

Internet & Direct Marketing Retail
eBay, Inc.	216,863	7,982,727	5.9

Leisure Products
Mattel, Inc.	422,663	8,005,237	5.9

Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A	27,688	11,549,772	8.5
Perkinelmer, Inc.	13,183	1,586,311	1.2

		13,136,083

Machinery
Fortive Corp.	82,150	4,789,345	3.5
Parker-Hannifin Corp.	29,559	7,162,441	5.3

		11,951,786

Media
Charter Communications, Inc., Class A	100,772	30,569,186	22.5
Fox Corp., Class A	160,044	4,910,150	3.6
Omnicom Group, Inc.	160,909	10,151,749	7.5

		45,631,085

Metals & Mining
Alcoa Corp.	885,777	29,815,254	21.9
Kinross Gold Corp.	1,002,364	3,768,889	2.8
Newmont Corp.	118,919	4,998,165	3.7
Nucor Corp.	76,188	8,151,354	6.0
Southern Copper Corp.	160,530	7,198,165	5.3

		53,931,827

Oil, Gas & Consumable Fuels
APA Corp.	149,708	5,118,516	3.8
Chevron Corp.	13,061	1,876,474	1.4
CNX Resources Corp.	250,266	3,886,631	2.8
Enbridge, Inc.	7,898	293,016	0.2
Marathon Petroleum Corp.	50,250	4,991,332	3.7
Phillips 66	13,280	1,071,962	0.8
SM Energy Co.	273,881	10,300,664	7.6
Southwestern Energy Co.	559,656	3,425,095	2.5
Targa Resources Corp.	2,603	157,065	0.1

		31,120,755

Pharmaceuticals
Pfizer, Inc.	515,862	22,574,121	16.6

Road & Rail
Avis Budget Group, Inc.	49,111	7,291,019	5.4
CSX Corp.	719,885	19,177,737	14.1

		26,468,756

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	273,651	22,420,226	16.5
Lam Research Corp.	48,841	17,875,806	13.1

		40,296,032

Software
Fair Isaac Corp.	1,367	563,218	0.4
PTC, Inc.	57,542	6,018,893	4.4

		6,582,111

29

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Specialty Retail
Advance Auto Parts, Inc.	603	$94,273	0.1%
AutoNation, Inc.	244,730	24,930,645	18.3
Foot Locker, Inc.	300,932	9,368,013	6.9

		34,392,931

Technology Hardware, Storage & Peripherals
HP, Inc.	35,099	874,667	0.6
NetApp, Inc.	153,226	9,477,028	7.0

		10,351,695

Textiles, Apparel & Luxury Goods
Under Armour, Inc., Class A	1,019,187	6,777,593	5.0
VF Corp.	101,769	3,043,911	2.2

		9,821,504

Total Reference Entity — Long		792,721,353

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(65,380)	(7,916,210)	(5.8)
Spirit AeroSystems Holdings, Inc., Class A	(211,480)	(4,635,642)	(3.4)

		(12,551,852)

Auto Components
Aptiv PLC	(14,670)	(1,147,341)	(0.8)
Lear Corp.	(32,579)	(3,899,380)	(2.9)

		(5,046,721)

Automobiles
Ford Motor Co.	(1,333,103)	(14,930,753)	(11.0)
Stellantis NV	(16,983)	(201,079)	(0.1)

		(15,131,832)

Building Products
Carlisle Cos., Inc.	(14,646)	(4,106,885)	(3.0)

Capital Markets
Brookfield Asset Management, Inc.	(251,602)	(10,288,006)	(7.6)
Moody’s Corp.	(41,802)	(10,162,484)	(7.5)
S&P Global, Inc.	(14,463)	(4,416,277)	(3.2)

		(24,866,767)

Chemicals
CF Industries Holdings, Inc.	(93,561)	(9,005,246)	(6.6)
PPG Industries, Inc.	(41,107)	(4,550,134)	(3.4)

		(13,555,380)

Communications Equipment
Motorola Solutions, Inc.	(59,192)	(13,257,232)	(9.7)

Construction & Engineering
Quanta Services, Inc.	(167,326)	(21,315,659)	(15.7)

Containers & Packaging
Ball Corp.	(230,657)	(11,145,346)	(8.2)

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(60,717)	(16,212,653)	(11.9)

Electric Utilities
Duke Energy Corp.	(11,169)	(1,038,940)	(0.8)
Edison International	(110,646)	(6,260,351)	(4.6)

Security	Shares	Value	% of Basket Value

Electric Utilities (continued)
Nextera Energy, Inc.	(69,337)	$(5,436,714)	(4.0)%
PPL Corp.	(6,394)	(162,088)	(0.1)

		(12,898,093)

Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc.	(45,454)	(15,339,362)	(11.3)

Energy Equipment & Services
Baker Hughes Co., Class A	(452,437)	(9,483,080)	(7.0)

Entertainment
Netflix, Inc.	(27,059)	(6,370,771)	(4.7)

Equity Real Estate Investment Trusts (REITs)
American Homes 4 Rent, Class A	(25,422)	(834,096)	(0.6)
Invitation Homes, Inc.	(11,089)	(374,476)	(0.3)
Omega Healthcare Investors, Inc.	(121,664)	(3,587,871)	(2.6)
Sun Communities, Inc.	(25,564)	(3,459,576)	(2.6)
VICI Properties, Inc.	(24,119)	(719,952)	(0.5)

		(8,975,971)

Food & Staples Retailing
Albertsons Cos., Inc., Class A	(19,057)	(473,757)	(0.3)
Walmart, Inc.	(65,801)	(8,534,390)	(6.3)

		(9,008,147)

Food Products
Bunge Ltd.	(189,548)	(15,650,978)	(11.5)
J M Smucker Co.	(18,752)	(2,576,712)	(1.9)
Lamb Weston Holdings, Inc.	(277,749)	(21,492,218)	(15.8)

		(39,719,908)

Health Care Equipment & Supplies
Dentsply Sirona, Inc.	(655,855)	(18,593,489)	(13.7)
STERIS PLC	(66,887)	(11,121,971)	(8.2)

		(29,715,460)

Health Care Providers & Services
HCA Healthcare, Inc.	(46,304)	(8,510,212)	(6.3)
UnitedHealth Group, Inc.	(23,515)	(11,876,016)	(8.7)

		(20,386,228)

Hotels, Restaurants & Leisure
Carnival Corp.	(914,951)	(6,432,106)	(4.7)
Las Vegas Sands Corp.	(716,356)	(26,877,677)	(19.8)
Norwegian Cruise Line Holdings Ltd.	(1,535,907)	(17,447,903)	(12.8)
Starbucks Corp.	(56,684)	(4,776,194)	(3.5)

		(55,533,880)

Household Durables
Dr. Horton, Inc.	(54,681)	(3,682,765)	(2.7)

Household Products
Clorox Co.	(6,164)	(791,396)	(0.6)

Independent Power and Renewable Electricity Producers
AES Corp.	(701,887)	(15,862,646)	(11.7)

Insurance
Assurant, Inc.	(14,201)	(2,062,979)	(1.5)
Brown & Brown, Inc.	(192,825)	(11,662,056)	(8.6)

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Insurance (continued)
Marsh & McLennan Cos., Inc.	(109,044)	$(16,279,179)	(12.0)%
Progressive Corp.	(55,097)	(6,402,823)	(4.7)

		(36,407,037)

IT Services
Broadridge Financial Solutions, Inc.	(43,853)	(6,328,865)	(4.7)
Global Payments, Inc.	(9,201)	(994,168)	(0.7)
International Business Machines Corp.	(156,106)	(18,546,954)	(13.6)

		(25,869,987)

Machinery
Deere & Co.	(4,143)	(1,383,306)	(1.0)

Media
Paramount Global, Class B	(1,204,951)	(22,942,267)	(16.9)

Metals & Mining
U.S. Steel Corp.	(661,658)	(11,989,243)	(8.8)

Multiline Retail
Kohl’s Corp.	(3,129)	(78,694)	(0.0)

Oil, Gas & Consumable Fuels
ConocoPhillips	(97,847)	(10,013,662)	(7.4)
Continental Resources, Inc.	(123,769)	(8,269,007)	(6.1)
Diamondback Energy, Inc.	(11,174)	(1,346,020)	(1.0)
Hess Corp.	(46,671)	(5,086,672)	(3.7)
Kinder Morgan, Inc.	(70,813)	(1,178,328)	(0.9)
Oneok, Inc.	(17,723)	(908,127)	(0.7)
Ovintiv, Inc.	(497,907)	(22,903,722)	(16.8)

		(49,705,538)

Personal Products
Estee Lauder Cos., Inc., Class A	(18,943)	(4,089,794)	(3.0)

Pharmaceuticals
Catalent, Inc.	(53,144)	(3,845,500)	(2.8)
Viatris, Inc.	(755,551)	(6,437,294)	(4.8)

		(10,282,794)

Professional Services
Booz Allen Hamilton Holding Corp., Class A	(137,003)	(12,652,227)	(9.3)
Equifax, Inc.	(28,207)	(4,835,526)	(3.6)

		(17,487,753)

Semiconductors & Semiconductor Equipment
Entegris, Inc.	(220,667)	(18,319,774)	(13.5)

Specialty Retail
Carvana Co., Class A	(8,525)	(173,058)	(0.1)
Gap, Inc.	(2,386,607)	(19,594,044)	(14.4)
Lithia Motors, Inc., Class A	(74,679)	(16,022,379)	(11.8)
Murphy USA, Inc.	(1,617)	(444,529)	(0.3)
Ross Stores, Inc.	(85,428)	(7,199,018)	(5.3)

		(43,433,028)
Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(746,878)	(25,520,821)	(18.8)

Tobacco
Altria Group, Inc.	(601,931)	(24,305,974)	(17.9)

Total Reference Entity — Short		(656,774,044)

Net Value of Reference Entity — Barclays Bank PLC		$135,947,309

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 22, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	86,558	$33,436,490	21.7%

Air Freight & Logistics
FedEx Corp.	22,758	3,378,880	2.2

Airlines
Southwest Airlines Co.	464,764	14,333,322	9.3

Auto Components
Goodyear Tire & Rubber Co.	24,545	247,659	0.2

Communications Equipment
Cisco Systems, Inc.	639,013	25,560,520	16.6

Consumer Finance
American Express Co.	24,055	3,245,260	2.1

Containers & Packaging
Packaging Corp. of America	177,182	19,895,767	13.0
Westrock Co.	648,709	20,038,621	13.0

		39,934,388

Electric Utilities
American Electric Power Co., Inc.	179,968	15,558,234	10.1
Exelon Corp.	471,229	17,652,238	11.5

		33,210,472

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	55,204	5,089,257	3.3

Energy Equipment & Services
Halliburton Co.	517,707	12,745,946	8.3

Equity Real Estate Investment Trusts (REITs)
Weyerhaeuser Co.	962,516	27,489,457	17.9

Food & Staples Retailing
Kroger Co.	370,817	16,223,244	10.5

Food Products
Campbell Soup Co.	1,887	88,915	0.1
Kraft Heinz Co.	143,600	4,789,060	3.1

		4,877,975

Health Care Equipment & Supplies
Baxter International, Inc.	398,088	21,441,020	13.9

Health Care Providers & Services
Cardinal Health, Inc.	190,571	12,707,274	8.3
CVS Health Corp.	134,372	12,815,058	8.3
McKesson Corp.	69,473	23,611,789	15.3
Quest Diagnostics, Inc.	150,331	18,444,110	12.0

		67,578,231

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	281,243	13,401,229	8.7
McDonald’s Corp.	67,464	15,566,643	10.1

31

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure (continued)
MGM Resorts International	155,262	$4,614,387	3.0%
Yum! Brands, Inc.	48,870	5,196,836	3.4

		38,779,095

Household Durables
Newell Brands, Inc.	52,153	724,405	0.4
Toll Brothers, Inc.	453,455	19,045,110	12.4

		19,769,515

Insurance
Allstate Corp.	67,957	8,462,685	5.5
American International Group, Inc.	319,753	15,181,873	9.9
Chubb Ltd.	11,731	2,133,634	1.4
Hartford Financial Services Group, Inc.	149,846	9,281,461	6.0
Lincoln National Corp.	514,952	22,611,542	14.7
Loews Corp.	89,450	4,458,188	2.9
Marsh & McLennan Cos., Inc.	33,762	5,040,329	3.3

		67,169,712

IT Services
DXC Technology Co.	927,974	22,716,804	14.8

Media
Altice USA, Inc., Class A	2,360,041	13,759,039	8.9
Paramount Global, Class B	653,350	12,439,784	8.1

		26,198,823

Metals & Mining
Barrick Gold Corp.	1,056,509	16,375,889	10.6
Newmont Corp.	397,618	16,711,885	10.9

		33,087,774

Multi-Utilities
Sempra Energy	53,522	8,025,089	5.2

Oil, Gas & Consumable Fuels
APA Corp.	556,249	19,018,153	12.4
ConocoPhillips	33,268	3,404,647	2.2
Kinder Morgan, Inc.	1,738,043	28,921,035	18.8
Marathon Petroleum Corp.	139,823	13,888,619	9.0
Occidental Petroleum Corp.	294,936	18,123,817	11.8
Ovintiv, Inc.	144,395	6,642,170	4.3
Valero Energy Corp.	134,602	14,382,224	9.3

		104,380,665

Pharmaceuticals
Bristol-Myers Squibb Co.	137,863	9,800,681	6.4
Johnson & Johnson	21,903	3,578,074	2.3
Pfizer, Inc.	290,535	12,713,811	8.3

		26,092,566

Road & Rail
CSX Corp.	549,839	14,647,711	9.5

Specialty Retail
AutoZone, Inc.	8,621	18,465,579	12.0
Home Depot, Inc.	4,214	1,162,811	0.8

		19,628,390

Security	Shares	Value	% of Basket Value

Technology Hardware, Storage & Peripherals
HP, Inc.	866,982	$21,605,191	14.1%
Xerox Holdings Corp.	227,008	2,969,265	1.9

		24,574,456

Total Reference Entity — Long		713,862,721

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(44,797)	(5,424,021)	(3.5)
Howmet Aerospace, Inc.	(389,062)	(12,033,687)	(7.8)
TransDigm Group, Inc.	(36,240)	(19,019,477)	(12.4)

		(36,477,185)

Airlines
American Airlines Group, Inc.	(19,834)	(238,801)	(0.1)

Automobiles
Tesla, Inc.	(17,091)	(4,533,388)	(2.9)

Chemicals
Ashland Global Holdings, Inc.	(164,838)	(15,654,665)	(10.2)
Corteva, Inc.	(314,322)	(17,963,502)	(11.7)
Eastman Chemical Co.	(46,384)	(3,295,583)	(2.1)
Sherwin-Williams Co.	(144,094)	(29,503,247)	(19.2)

		(66,416,997)

Communications Equipment
Motorola Solutions, Inc.	(135,954)	(30,449,617)	(19.8)

Consumer Finance
Ally Financial, Inc.	(467,682)	(13,015,590)	(8.5)
Capital One Financial Corp.	(65,214)	(6,010,775)	(3.9)
OneMain Holdings, Inc.	(109,233)	(3,224,558)	(2.1)

		(22,250,923)

Containers & Packaging
Ball Corp.	(267,720)	(12,936,230)	(8.4)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(838,097)	(6,101,346)	(4.0)

Electric Utilities
FirstEnergy Corp.	(357,580)	(13,230,460)	(8.6)
Nextera Energy, Inc.	(274,241)	(21,503,237)	(14.0)
NRG Energy, Inc.	(264,086)	(10,106,571)	(6.6)
Southern Co.	(174,780)	(11,885,040)	(7.7)

		(56,725,308)

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(628,954)	(9,987,790)	(6.5)
Iron Mountain, Inc.	(172,732)	(7,595,026)	(4.9)
Simon Property Group, Inc.	(73,980)	(6,639,705)	(4.3)

		(24,222,521)

Food Products
Conagra Brands, Inc.	(548,480)	(17,896,903)	(11.6)
General Mills, Inc.	(85,184)	(6,525,946)	(4.3)
Lamb Weston Holdings, Inc.	(124,030)	(9,597,441)	(6.2)
Mondelez International, Inc., Class A	(11,754)	(644,472)	(0.4)

		(34,664,762)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Equipment & Supplies
Boston Scientific Corp.	(542,265)	$(21,001,923)	(13.6)%

Health Care Providers & Services
UnitedHealth Group, Inc.	(22,814)	(11,521,983)	(7.5)

Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	(255)	(32,212)	(0.0)

Household Durables
Dr. Horton, Inc.	(32,935)	(2,218,172)	(1.4)
PulteGroup, Inc.	(334,255)	(12,534,563)	(8.2)

		(14,752,735)

Independent Power and Renewable Electricity
Producers
AES Corp.	(447,455)	(10,112,483)	(6.6)
Vistra Corp.	(580,313)	(12,186,573)	(7.9)

		(22,299,056)

Insurance
MetLife, Inc.	(155,763)	(9,467,275)	(6.1)
Prudential Financial, Inc.	(99,656)	(8,548,492)	(5.6)

		(18,015,767)

IT Services
International Business Machines Corp.	(15,141)	(1,798,902)	(1.2)

Life Sciences Tools & Services
Danaher Corp.	(106,047)	(27,390,880)	(17.8)

Machinery
Caterpillar, Inc.	(63,265)	(10,380,521)	(6.8)
Deere & Co.	(65,526)	(21,878,476)	(14.2)

		(32,258,997)

Media
Comcast Corp., Class A	(83,590)	(2,451,695)	(1.6)

Multi-Utilities
Dominion Energy, Inc.	(180,784)	(12,493,982)	(8.1)

Oil, Gas & Consumable Fuels
Devon Energy Corp.	(272,139)	(16,363,718)	(10.6)
Enbridge, Inc.	(52,146)	(1,934,616)	(1.3)
Hess Corp.	(171,281)	(18,667,916)	(12.1)
Murphy Oil Corp.	(32,386)	(1,139,016)	(0.7)
Williams Cos., Inc.	(223,208)	(6,390,445)	(4.2)

		(44,495,711)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(139,878)	(8,862,670)	(5.8)

Software
Oracle Corp.	(126,715)	(7,738,485)	(5.0)

Specialty Retail
Gap, Inc.	(355,305)	(2,917,054)	(1.9)

Thrifts & Mortgage Finance
MGIC Investment Corp.	(483,380)	(6,196,932)	(4.0)
Radian Group, Inc.	(122,925)	(2,371,223)	(1.6)

		(8,568,155)

Security	Shares	Value	% of Basket Value

Trading Companies & Distributors
United Rentals, Inc.	(29,382)	$(7,936,666)	(5.2)%

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(152,386)	(20,445,630)	(13.3)

Total Reference Entity — Short		(559,999,581)

Net Value of Reference Entity — Barclays Bank PLC		$153,863,140

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date April 29, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
General Dynamics Corp.	26,885	$5,704,191	5.2%
Northrop Grumman Corp.	9,447	4,443,113	4.1

		10,147,304

Air Freight & Logistics
FedEx Corp.	24,488	3,635,733	3.4

Airlines
Southwest Airlines Co.	1,000,468	30,854,433	28.4

Automobiles
Thor Industries, Inc.	75,079	5,254,028	4.8

Beverages
Molson Coors Beverage Co., Class B	24,592	1,180,170	1.1

Biotechnology
Amgen, Inc.	108,436	24,441,474	22.5
Gilead Sciences, Inc.	69,874	4,310,527	4.0

		28,752,001

Building Products
Builders Firstsource, Inc.	363,998	21,446,762	19.7
Owens Corning	118,398	9,307,267	8.6

		30,754,029

Capital Markets
CME Group, Inc.	35,755	6,333,283	5.8

Chemicals
Dow, Inc.	121,463	5,335,870	4.9
DuPont de Nemours, Inc.	107,561	5,421,074	5.0
Huntsman Corp.	90,279	2,215,447	2.0
LyondellBasell Industries NV, Class A	20,540	1,546,251	1.4
Mosaic Co.	231,840	11,204,827	10.3
Nutrien Ltd.	72,309	6,029,124	5.6
Westlake Corp.	56,978	4,950,249	4.6

		36,702,842

33

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Consumer Finance
American Express Co.	28,270	$3,813,906	3.5%

Containers & Packaging
Packaging Corp. of America	37,846	4,249,727	3.9
Westrock Co.	148,545	4,588,555	4.2

		8,838,282

Diversified Consumer Services
H&R Block, Inc.	29,228	1,243,359	1.2

Diversified Financial Services
Equitable Holdings, Inc.	100,331	2,643,722	2.4
Voya Financial, Inc.	89,664	5,424,672	5.0

		8,068,394

Diversified Telecommunication Services
AT&T, Inc.	174,930	2,683,426	2.5
Verizon Communications, Inc.	115,059	4,368,790	4.0

		7,052,216

Electric Utilities
Eversource Energy	36,787	2,867,915	2.6

Electronic Equipment, Instruments &
Components
Coherent Corp.	64,207	2,237,614	2.1

Entertainment
Electronic Arts, Inc.	28,759	3,327,704	3.0
Live Nation Entertainment, Inc.	38,099	2,897,048	2.7

		6,224,752

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	115,231	8,638,868	7.9
Camden Property Trust	34,827	4,160,085	3.8
Equity Residential	11,013	740,294	0.7
Healthpeak Properties, Inc.	506,344	11,605,405	10.7
Prologis, Inc.	139,770	14,200,632	13.1
Public Storage	109,151	31,960,504	29.4
Sba Communications Corp., Class A	813	231,420	0.2
Ventas, Inc.	484,343	19,456,058	17.9
Weyerhaeuser Co.	149,128	4,259,096	3.9

		95,252,362

Food & Staples Retailing
Walgreens Boots Alliance, Inc.	421,672	13,240,501	12.2

Food Products
Archer-Daniels-Midland Co.	135,015	10,861,957	10.0
Hormel Foods Corp.	44,555	2,024,579	1.9
Tyson Foods, Inc., Class A	17,076	1,125,821	1.0

		14,012,357

Gas Utilities
Atmos Energy Corp.	50,581	5,151,675	4.7

Health Care Equipment & Supplies
Baxter International, Inc.	74,701	4,023,396	3.7
Stryker Corp.	38,037	7,704,014	7.1
Teleflex, Inc.	19,515	3,931,492	3.6

		15,658,902

Security	Shares	Value	% of Basket Value

Health Care Providers & Services
Cardinal Health, Inc.	332,236	$22,153,496	20.4%
CVS Health Corp.	21,626	2,062,472	1.9

		24,215,968

Hotels, Restaurants & Leisure
Booking Holdings, Inc.	2,309	3,794,172	3.5
Expedia Group, Inc.	172,810	16,190,569	14.9
Marriott International, Inc., Class A	8,563	1,200,019	1.1
MGM Resorts International	345,241	10,260,563	9.4
Wynn Resorts Ltd.	87,478	5,513,738	5.1

		36,959,061

Household Products
Church & Dwight Co., Inc.	89,486	6,392,880	5.9
Kimberly Clark Corp.	32,244	3,628,740	3.3

		10,021,620

Insurance
American International Group, Inc.	54,146	2,570,852	2.4
Chubb Ltd.	56,510	10,278,039	9.5
Hartford Financial Services Group, Inc.	93,847	5,812,883	5.3
Lincoln National Corp.	332,440	14,597,441	13.4

		33,259,215

Interactive Media & Services
Zoominfo Technologies, Inc., Class A	74,674	3,110,919	2.9

Internet & Direct Marketing Retail
eBay, Inc.	36,331	1,337,344	1.2

IT Services
VeriSign, Inc.	20,666	3,589,684	3.3

Life Sciences Tools & Services
Avantor, Inc.	672,383	13,178,707	12.1

Machinery
Caterpillar, Inc.	13,647	2,239,200	2.0
Fortive Corp.	439,653	25,631,770	23.6
Otis Worldwide Corp.	413,428	26,376,706	24.3
Parker-Hannifin Corp.	41,401	10,031,876	9.2

		64,279,552

Media
Cable One, Inc.	12,180	10,390,149	9.6
Fox Corp., Class A	201,394	6,178,768	5.7
Omnicom Group, Inc.	157,583	9,941,911	9.1

		26,510,828

Metals & Mining
Kinross Gold Corp.	1,019,010	3,831,478	3.5
Newmont Corp.	166,801	7,010,646	6.5
Nucor Corp.	119,164	12,749,356	11.7
Southern Copper Corp.	33,998	1,524,470	1.4
Steel Dynamics, Inc.	11,724	831,818	0.8

		25,947,768

Oil, Gas & Consumable Fuels
APA Corp.	345,180	11,801,704	10.9
Callon Petroleum Co.	78,475	2,747,410	2.5
Chevron Corp.	27,399	3,936,414	3.6
CNX Resources Corp.	41,568	645,551	0.6
Coterra Energy, Inc.	277,192	7,240,255	6.7
Marathon Petroleum Corp.	140,358	13,941,760	12.8
PBF Energy, Inc., Class A	616,969	21,692,630	19.9

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	150,582	$3,803,701	3.5%
SM Energy Co.	212,752	8,001,603	7.4
Southwestern Energy Co.	70,564	431,852	0.4

		74,242,880

Pharmaceuticals
Bristol-Myers Squibb Co.	27,400	1,947,866	1.8
Merck & Co., Inc.	341,521	29,411,789	27.0
Pfizer, Inc.	41,500	1,816,040	1.7

		33,175,695

Road & Rail
Avis Budget Group, Inc.	45,123	6,698,961	6.2
CSX Corp.	254,883	6,790,083	6.2
Norfolk Southern Corp.	24,519	5,140,408	4.7

		18,629,452

Semiconductors & Semiconductor
Equipment
Applied Materials, Inc.	35,519	2,910,072	2.7
Nxp Semiconductors NV	6,620	976,516	0.9
Skyworks Solutions, Inc.	85,637	7,302,267	6.7

		11,188,855

Software
Autodesk, Inc.	75,657	14,132,727	13.0
Fair Isaac Corp.	24,085	9,923,261	9.1
NCR Corp.	22,393	425,691	0.4
PTC, Inc.	97,908	10,241,177	9.4

		34,722,856

Specialty Retail
Advance Auto Parts, Inc.	9,876	1,544,014	1.4

Technology Hardware, Storage & Peripherals
HP, Inc.	71,070	1,771,064	1.7
NetApp, Inc.	121,527	7,516,445	6.9

		9,287,509

Textiles, Apparel & Luxury Goods
Tapestry, Inc.	377,261	10,725,530	9.9
Under Armour, Inc., Class A	537,320	3,573,178	3.3

		14,298,708

Total Reference Entity — Long		776,776,693

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(95,115)	(11,516,524)	(10.6)
Spirit AeroSystems Holdings, Inc., Class A	(512,700)	(11,238,384)	(10.3)

		(22,754,908)

Auto Components
Aptiv PLC	(278,892)	(21,812,143)	(20.1)
Lear Corp.	(3,884)	(464,876)	(0.4)

		(22,277,019)

Automobiles
Ford Motor Co.	(1,402,998)	(15,713,577)	(14.4)
General Motors Co.	(236,154)	(7,578,182)	(7.0)

		(23,291,759)

Security	Shares	Value	% of Basket Value

Beverages
Pepsico, Inc.	(4,027)	$(657,448)	(0.6)%

Building Products
Carlisle Cos., Inc.	(45,702)	(12,815,298)	(11.8)
Fortune Brands Home & Security, Inc.	(74,458)	(3,997,650)	(3.7)
Trane Technologies PLC	(87,386)	(12,654,366)	(11.6)

		(29,467,314)

Capital Markets
Brookfield Asset Management, Inc.	(230,107)	(9,409,075)	(8.7)
Moody’s Corp.	(30,387)	(7,387,384)	(6.8)
S&P Global, Inc.	(24,352)	(7,435,883)	(6.8)

		(24,232,342)

Chemicals
Air Products & Chemicals, Inc.	(47,786)	(11,121,236)	(10.2)
Albemarle Corp.	(33,022)	(8,732,338)	(8.1)
Ecolab, Inc.	(39,154)	(5,654,621)	(5.2)
PPG Industries, Inc.	(41,514)	(4,595,184)	(4.2)
Sherwin-Williams Co.	(21,368)	(4,375,098)	(4.0)

		(34,478,477)

Communications Equipment
Ciena Corp.	(346,069)	(13,991,569)	(12.9)
Motorola Solutions, Inc.	(58,776)	(13,164,061)	(12.1)

		(27,155,630)

Construction & Engineering
Quanta Services, Inc.	(44,252)	(5,637,262)	(5.2)

Consumer Finance
Synchrony Financial	(2,852)	(80,398)	(0.1)

Containers & Packaging
Amcor PLC	(903,031)	(9,689,523)	(8.9)
Ball Corp.	(140,682)	(6,797,754)	(6.3)

		(16,487,277)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(192,542)	(1,401,706)	(1.3)

Electric Utilities
Nextera Energy, Inc.	(54,427)	(4,267,621)	(3.9)

Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc.	(12,780)	(4,312,867)	(4.0)

Energy Equipment & Services
Baker Hughes Co., Class A	(103,356)	(2,166,342)	(2.0)
NOV, Inc.	(245,271)	(3,968,485)	(3.6)

		(6,134,827)

Entertainment
Netflix, Inc.	(15,109)	(3,557,263)	(3.3)

Equity Real Estate Investment Trusts (REITs)
American Homes 4 Rent, Class A	(41,923)	(1,375,494)	(1.3)
Medical Properties Trust, Inc.	(2,723,026)	(32,295,088)	(29.7)
VICI Properties, Inc.	(165,750)	(4,947,637)	(4.5)
WP Carey, Inc.	(11,735)	(819,103)	(0.8)

		(39,437,322)

Food Products
Bunge Ltd.	(182,595)	(15,076,869)	(13.9)

35

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Equipment & Supplies
Dentsply Sirona, Inc.	(59,887)	$(1,697,796)	(1.6)%

Health Care Providers & Services
DaVita, Inc.	(20,330)	(1,682,714)	(1.5)
HCA Healthcare, Inc.	(67,118)	(12,335,617)	(11.4)
UnitedHealth Group, Inc.	(4,025)	(2,032,786)	(1.9)

		(16,051,117)

Hotels, Restaurants & Leisure
Carnival Corp.	(1,337,238)	(9,400,783)	(8.7)
Las Vegas Sands Corp.	(117,943)	(4,425,221)	(4.1)
Norwegian Cruise Line Holdings Ltd.	(451,683)	(5,131,119)	(4.7)
Royal Caribbean Cruises Ltd.	(302,455)	(11,463,045)	(10.5)

		(30,420,168)

Household Durables
Dr. Horton, Inc.	(93,908)	(6,324,704)	(5.8)
Lennar Corp., Class A	(34,481)	(2,570,559)	(2.4)
PulteGroup, Inc.	(227,853)	(8,544,487)	(7.8)
Toll Brothers, Inc.	(268,657)	(11,283,594)	(10.4)

		(28,723,344)

Independent Power and Renewable
Electricity Producers
AES Corp.	(59,283)	(1,339,796)	(1.2)
Vistra Corp.	(600,691)	(12,614,511)	(11.6)

		(13,954,307)

Insurance
Assurant, Inc.	(130,843)	(19,007,563)	(17.5)
Brown & Brown, Inc.	(62,898)	(3,804,071)	(3.5)
Marsh & McLennan Cos., Inc.	(25,666)	(3,831,677)	(3.5)

		(26,643,311)

Internet & Direct Marketing Retail
Amazon.com, Inc.	(141,822)	(16,025,886)	(14.7)

IT Services
Broadridge Financial Solutions, Inc.	(14,940)	(2,156,141)	(2.0)
PayPal Holdings, Inc.	(157,227)	(13,532,528)	(12.4)

		(15,688,669)

Media
DISH Network Corp., Class A	(126,341)	(1,747,296)	(1.6)
Paramount Global, Class B	(333,096)	(6,342,148)	(5.8)

		(8,089,444)

Metals & Mining
Cleveland Cliffs, Inc.	(2,399,441)	(32,320,470)	(29.7)
Teck Resources Ltd., Class B	(341,904)	(10,397,301)	(9.6)

		(42,717,771)

Multiline Retail
Kohl’s Corp.	(526,718)	(13,246,958)	(12.2)

Oil, Gas & Consumable Fuels
ConocoPhillips	(120,890)	(12,371,883)	(11.4)
Continental Resources, Inc.	(17,208)	(1,149,666)	(1.0)
Hess Corp.	(111,442)	(12,146,064)	(11.2)
Kinder Morgan, Inc.	(27,753)	(461,810)	(0.4)
Oneok, Inc.	(74,459)	(3,815,279)	(3.5)
Ovintiv, Inc.	(54,195)	(2,492,970)	(2.3)

		(32,437,672)

Security	Shares	Value	% of Basket Value

Personal Products
Estee Lauder Cos., Inc., Class A	(17,870)	$(3,858,133)	(3.5)%

Pharmaceuticals
Catalent, Inc.	(63,477)	(4,593,196)	(4.2)
Viatris, Inc.	(220,615)	(1,879,640)	(1.8)

		(6,472,836)

Professional Services
Booz Allen Hamilton Holding Corp., Class A	(138,426)	(12,783,641)	(11.8)
Verisk Analytics, Inc., Class A	(14,729)	(2,511,736)	(2.3)

		(15,295,377)

Semiconductors & Semiconductor
Equipment
Entegris, Inc.	(81,029)	(6,727,028)	(6.2)

Software
Elastic NV	(137,107)	(9,836,056)	(9.0)

Specialty Retail
Carvana Co., Class A	(24,642)	(500,233)	(0.5)
Dick S Sporting Goods, Inc.	(238,338)	(24,939,688)	(22.9)
Gap, Inc.	(824,836)	(6,771,903)	(6.2)
Lithia Motors, Inc., Class A	(61,527)	(13,200,618)	(12.2)
Ross Stores, Inc.	(125,448)	(10,571,503)	(9.7)

		(55,983,945)

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(171,024)	(5,843,890)	(5.4)
Western Digital Corp.	(680,783)	(22,159,487)	(20.4)

		(28,003,377)

Tobacco
Philip Morris International, Inc.	(186,638)	(15,492,820)	(14.3)

Total Reference Entity — Short		(668,074,324)

Net Value of Reference Entity — BNP Paribas SA		$108,702,369

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date April 29, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	8,548	$3,302,007	8.2%
Northrop Grumman Corp.	24,129	11,348,351	28.1

		14,650,358

Air Freight & Logistics
FedEx Corp.	144,818	21,501,128	53.3

Airlines
Southwest Airlines Co.	321,946	9,928,815	24.6

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Auto Components
BorgWarner, Inc.	22,688	$712,403	1.8%
Goodyear Tire & Rubber Co.	369,482	3,728,073	9.2

		4,440,476

Automobiles
General Motors Co.	627,833	20,147,161	50.0

Biotechnology
Amgen, Inc.	72,219	16,278,163	40.4

Building Products
Johnson Controls International PLC	330,608	16,272,526	40.3

Chemicals
Dow, Inc.	345,802	15,191,082	37.7

Communications Equipment
Cisco Systems, Inc.	196,734	7,869,360	19.5

Consumer Finance
American Express Co.	65,779	8,874,245	22.0

Containers & Packaging
Packaging Corp. of America	24,473	2,748,073	6.8
Westrock Co.	383,086	11,833,527	29.3

		14,581,600

Diversified Consumer Services
H&R Block, Inc.	240,487	10,230,317	25.4

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	49,805	13,298,931	33.0

Electric Utilities
American Electric Power Co., Inc.	32,103	2,775,304	6.9
Exelon Corp.	177,573	6,651,885	16.5

		9,427,189

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	41,537	3,829,296	9.5

Energy Equipment & Services
Halliburton Co.	266,468	6,560,442	16.3

Equity Real Estate Investment Trusts (REITs)
Weyerhaeuser Co.	159,919	4,567,287	11.3

Food & Staples Retailing
Albertsons Cos., Inc., Class A	99,770	2,480,282	6.2
Kroger Co.	104,258	4,561,288	11.3

		7,041,570

Food Products
Campbell Soup Co.	88,127	4,152,544	10.3
Kraft Heinz Co.	207,964	6,935,600	17.2
Tyson Foods, Inc., Class A	22,683	1,495,490	3.7

		12,583,634

Health Care Equipment & Supplies
Baxter International, Inc.	98,824	5,322,661	13.2

Health Care Providers & Services
Cardinal Health, Inc.	76,582	5,106,488	12.7
CVS Health Corp.	66,731	6,364,135	15.8
Quest Diagnostics, Inc.	21,536	2,642,252	6.5

		14,112,875

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	69,046	$3,290,042	8.2%
Expedia Group, Inc.	260,877	24,441,566	60.6
Marriott International, Inc., Class A	50,379	7,060,113	17.5
McDonald’s Corp.	5,088	1,174,005	2.9
MGM Resorts International	173,009	5,141,828	12.7

		41,107,554

Household Durables
Newell Brands, Inc.	189,167	2,627,530	6.5
Toll Brothers, Inc.	43,450	1,824,900	4.5

		4,452,430

Insurance
Allstate Corp.	149,099	18,567,299	46.0
American International Group, Inc.	107,180	5,088,906	12.6
Chubb Ltd.	204,991	37,283,763	92.5
Hartford Financial Services Group, Inc.	68,751	4,258,437	10.6
Lincoln National Corp.	175,053	7,686,577	19.1
Loews Corp.	53,581	2,670,477	6.6
Marsh & McLennan Cos., Inc.	62,718	9,363,170	23.2

		84,918,629

IT Services
DXC Technology Co.	78,451	1,920,480	4.8

Media
Altice USA, Inc.	794,834	4,633,882	11.5
Omnicom Group, Inc.	181,579	11,455,819	28.4

		16,089,701

Metals & Mining
Barrick Gold Corp.	543,395	8,422,622	20.9
Freeport-McMoRan, Inc.	607,900	16,613,907	41.2
Newmont Corp.	151,552	6,369,731	15.8

		31,406,260

Multi-Utilities
Sempra Energy	95,837	14,369,800	35.6

Oil, Gas & Consumable Fuels
APA Corp.	156,629	5,355,146	13.3
Canadian Natural Resources Ltd.	66,768	3,109,386	7.7
Kinder Morgan, Inc.	263,697	4,387,918	10.9
Marathon Petroleum Corp.	29,945	2,974,437	7.4
Occidental Petroleum Corp.	202,457	12,440,983	30.8
Ovintiv, Inc.	433,169	19,925,774	49.4
TC Energy Corp.	603,874	24,330,083	60.3
Valero Energy Corp.	163,758	17,497,542	43.4

		90,021,269

Pharmaceuticals
Bristol-Myers Squibb Co.	31,862	2,265,070	5.6
Johnson & Johnson	68,151	11,133,147	27.6
Pfizer, Inc.	66,620	2,915,291	7.2

		16,313,508

Road & Rail
CSX Corp.	225,743	6,013,793	14.9
Norfolk Southern Corp.	45,248	9,486,243	23.5
Union Pacific Corp.	139,152	27,109,593	67.2

		42,609,629

Specialty Retail
AutoZone, Inc.	3,225	6,907,724	17.1

37

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Specialty Retail (continued)
Bath & Body Works, Inc.	54,588	$1,779,569	4.4%
Home Depot, Inc.	58,650	16,183,881	40.2

		24,871,174

Technology Hardware, Storage & Peripherals
HP, Inc.	247,310	6,162,965	15.3
Xerox Holdings Corp.	169,736	2,220,147	5.5

		8,383,112

Total Reference Entity — Long		613,172,662

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(171,642)	(20,782,413)	(51.5)
Howmet Aerospace, Inc.	(187,248)	(5,791,581)	(14.4)
TransDigm Group, Inc.	(19,207)	(10,080,218)	(25.0)

		(36,654,212)

Air Freight & Logistics
United Parcel Service, Inc., Class B	(20,340)	(3,285,724)	(8.2)

Airlines
American Airlines Group, Inc.	(43,996)	(529,712)	(1.3)
Delta Air Lines, Inc.	(1,343,162)	(37,689,126)	(93.5)
United Airlines Holdings, Inc.	(417,121)	(13,568,946)	(33.6)

		(51,787,784)

Automobiles
Tesla, Inc.	(74,283)	(19,703,566)	(48.9)

Chemicals
Corteva, Inc.	(50,975)	(2,913,221)	(7.2)
Eastman Chemical Co.	(75,450)	(5,360,723)	(13.3)
Sherwin-Williams Co.	(25,352)	(5,190,822)	(12.9)

		(13,464,766)

Communications Equipment
Motorola Solutions, Inc.	(33,574)	(7,519,569)	(18.6)

Consumer Finance
Ally Financial, Inc.	(384,256)	(10,693,844)	(26.5)
Capital One Financial Corp.	(59,578)	(5,491,304)	(13.6)
OneMain Holdings, Inc.	(356,638)	(10,527,954)	(26.1)

		(26,713,102)

Containers & Packaging
Ball Corp.	(90,304)	(4,363,489)	(10.8)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(2,299,197)	(16,738,154)	(41.5)

Electric Utilities
Nextera Energy, Inc.	(43,917)	(3,443,532)	(8.5)
NRG Energy, Inc.	(188,696)	(7,221,396)	(17.9)
Southern Co.	(32,444)	(2,206,192)	(5.5)

		(12,871,120)

Entertainment
Netflix, Inc.	(106,519)	(25,078,833)	(62.2)

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(536,897)	(8,525,924)	(21.2)

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.	(134,245)	$(5,902,753)	(14.6)%
Simon Property Group, Inc.	(23,406)	(2,100,689)	(5.2)

		(16,529,366)

Food & Staples Retailing
Walmart, Inc.	(85,662)	(11,110,361)	(27.6)

Food Products
Conagra Brands, Inc.	(51,771)	(1,689,288)	(4.2)
General Mills, Inc.	(121,777)	(9,329,336)	(23.1)
Mondelez International, Inc., Class A	(164,752)	(9,033,352)	(22.4)

		(20,051,976)

Health Care Equipment & Supplies
Boston Scientific Corp.	(126,483)	(4,898,687)	(12.1)

Health Care Providers & Services
Tenet Healthcare Corp.	(103,685)	(5,348,072)	(13.2)
UnitedHealth Group, Inc.	(24,094)	(12,168,434)	(30.2)

		(17,516,506)

Household Durables
Dr. Horton, Inc.	(293,375)	(19,758,806)	(49.0)

Independent Power and Renewable Electricity
Producers
AES Corp.	(216,937)	(4,902,776)	(12.1)
Vistra Corp.	(832,838)	(17,489,598)	(43.4)

		(22,392,374)

Industrial Conglomerates
Honeywell International, Inc.	(102,718)	(17,150,824)	(42.5)

Insurance
MetLife, Inc.	(185,461)	(11,272,320)	(27.9)
Prudential Financial, Inc.	(176,571)	(15,146,260)	(37.6)

		(26,418,580)

IT Services
International Business Machines Corp.	(111,515)	(13,249,097)	(32.9)

Life Sciences Tools & Services
Danaher Corp.	(28,924)	(7,470,780)	(18.5)

Machinery
Caterpillar, Inc.	(21,756)	(3,569,725)	(8.9)
Deere & Co.	(12,681)	(4,234,059)	(10.5)

		(7,803,784)

Media
Charter Communications, Inc., Class A	(28,000)	(8,493,800)	(21.1)
Comcast Corp., Class A	(112,519)	(3,300,182)	(8.2)
DISH Network Corp., Class A	(55,751)	(771,037)	(1.9)

		(12,565,019)

Metals & Mining
Teck Resources Ltd., Class B	(282,981)	(8,605,452)	(21.4)
U.S. Steel Corp.	(1,460,754)	(26,468,863)	(65.6)

		(35,074,315)

Multiline Retail
Macy’s Inc.	(1,143,275)	(17,915,119)	(44.4)
Nordstrom, Inc.	(1,933,783)	(32,352,190)	(80.2)

		(50,267,309)

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels
Hess Corp.	(113,283)	$(12,346,714)	(30.6)%

Road & Rail
Avis Budget Group, Inc.	(36,019)	(5,347,381)	(13.3)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(456,970)	(28,953,619)	(71.8)

Software
Oracle Corp.	(90,521)	(5,528,117)	(13.7)

Specialty Retail
Gap, Inc.	(1,725,659)	(14,167,660)	(35.1)

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(45,178)	(6,061,532)	(15.0)

Total Reference Entity — Short		(572,843,126)

Net Value of Reference Entity — BNP Paribas SA		$40,329,536

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Airlines
Southwest Airlines Co.	130,207	$4,015,584	53.6%

Biotechnology
Amgen, Inc.	54,410	12,264,014	163.6

Consumer Finance
American Express Co.	17,997	2,427,975	32.4

Food & Staples Retailing
Kroger Co.	51,244	2,241,925	29.9

Food Products
Kraft Heinz Co.	168,428	5,617,074	74.9

Health Care Providers & Services
HCA Healthcare, Inc.	12,988	2,387,064	31.9

Hotels, Restaurants & Leisure
MGM Resorts International	193,542	5,752,068	76.7

Insurance
Lincoln National Corp.	99,382	4,363,864	58.2

IT Services
Fiserv, Inc.	117,267	10,972,673	146.4

Media
Omnicom Group, Inc.	79,395	5,009,030	66.8

Metals & Mining
Newmont Corp.	62,323	2,619,436	35.0

Security	Shares	Value	% of Basket Value

Multi-Utilities
Sempra Energy	9,674	$1,450,520	19.4%

Oil, Gas & Consumable Fuels
APA Corp.	354,910	12,134,373	161.9
Targa Resources Corp.	45,806	2,763,934	36.9
Valero Energy Corp.	92,702	9,905,209	132.1

		24,803,516

Pharmaceuticals
Bristol-Myers Squibb Co.	46,133	3,279,595	43.7
Johnson & Johnson	24,946	4,075,178	54.4

		7,354,773

Specialty Retail
Best Buy Co., Inc.	39,938	2,529,673	33.7
Lowe’s Cos, Inc.	92,820	17,432,524	232.6

		19,962,197

Tobacco
Altria Group, Inc.	327,899	13,240,562	176.7

Total Reference Entity — Long		124,482,275

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(43,959)	(5,322,556)	(71.0)

Automobiles
Tesla, Inc.	(27,411)	(7,270,768)	(97.0)

Chemicals
Eastman Chemical Co.	(20,920)	(1,486,366)	(19.8)

Consumer Finance
OneMain Holdings, Inc.	(68,774)	(2,030,208)	(27.1)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(155,772)	(1,134,020)	(15.1)

Electric Utilities
Nextera Energy, Inc.	(19,164)	(1,502,649)	(20.1)
NRG Energy, Inc.	(91,888)	(3,516,554)	(46.9)

		(5,019,203)

Equity Real Estate Investment Trusts (REITs)
Simon Property Group, Inc.	(45,295)	(4,065,226)	(54.3)

Food Products
General Mills, Inc.	(60,313)	(4,620,579)	(61.7)
Lamb Weston Holdings, Inc.	(131,097)	(10,144,286)	(135.3)

		(14,764,865)

Health Care Equipment & Supplies
Boston Scientific Corp.	(51,543)	(1,996,260)	(26.6)

Health Care Providers & Services
UnitedHealth Group, Inc.	(28,395)	(14,340,611)	(191.3)

Household Durables
Dr. Horton, Inc.	(36,831)	(2,480,568)	(33.1)

Household Products
Procter & Gamble Co.	(30,592)	(3,862,240)	(51.5)

39

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Independent Power and Renewable Electricity
Producers
Vistra Corp.	(108,484)	$(2,278,164)	(30.4)%

Insurance
MetLife, Inc.	(114,871)	(6,981,859)	(93.1)
Prudential Financial, Inc.	(81,507)	(6,991,671)	(93.3)

		(13,973,530)

Metals & Mining
Teck Resources Ltd., Class B	(88,460)	(2,690,069)	(35.9)
U.S. Steel Corp.	(642,602)	(11,643,948)	(155.4)

		(14,334,017)

Multiline Retail
Kohl’s Corp.	(749,434)	(18,848,265)	(251.5)

Oil, Gas & Consumable Fuels
Devon Energy Corp.	(62,867)	(3,780,192)	(50.4)

Total Reference Entity — Short		(116,987,059)

Net Value of Reference Entity — Citibank N.A.		$7,495,216

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Northrop Grumman Corp.	7,441	$3,499,651	6.5%

Automobiles
Thor Industries, Inc.	61,603	4,310,978	8.0

Building Products
Builders Firstsource, Inc.	132,676	7,817,270	14.6
Owens Corning	32,895	2,585,876	4.8

		10,403,146

Chemicals
Dow, Inc.	29,801	1,309,158	2.4
Mosaic Co.	55,293	2,672,311	5.0
Nutrien Ltd.	77,157	6,433,350	12.0

		10,414,819

Containers & Packaging
Westrock Co.	16,984	524,636	1.0

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	46,594	3,493,152	6.5

Food Products
Hormel Foods Corp.	21,578	980,504	1.8

Health Care Equipment & Supplies
Baxter International, Inc.	71,876	3,871,241	7.2

Health Care Providers & Services
McKesson Corp.	91,930	31,244,249	58.1

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Booking Holdings, Inc.	2,352	$3,864,830	7.2%

Household Products
Kimberly Clark Corp.	15,428	1,736,267	3.2

Insurance
Chubb Ltd.	7,365	1,339,546	2.5
Hartford Financial Services Group, Inc.	44,887	2,780,301	5.2
Lincoln National Corp.	52,294	2,296,230	4.2

		6,416,077

Life Sciences Tools & Services
Avantor, Inc.	182,055	3,568,278	6.6

Media
Fox Corp., Class A	39,275	1,204,957	2.2

Multiline Retail
Dollar General Corp.	75,228	18,044,188	33.6

Oil, Gas & Consumable Fuels
Chevron Corp.	5,595	803,834	1.5
Coterra Energy, Inc.	412,580	10,776,590	20.0
PBF Energy, Inc., Class A	86,566	3,043,660	5.7
Valero Energy Corp.	194,306	20,761,596	38.6

		35,385,680

Pharmaceuticals
Elanco Animal Health, Inc.	365,083	4,530,680	8.4

Road & Rail
CSX Corp.	151,737	4,042,274	7.5
Uber Technologies, Inc.	190,030	5,035,795	9.4

		9,078,069

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	117,632	16,390,843	30.5
Qorvo, Inc.	128,790	10,227,214	19.0

		26,618,057

Software
Fair Isaac Corp.	32,204	13,268,370	24.7
PTC, Inc.	17,901	1,872,445	3.5
Salesforce, Inc.	20,260	2,914,198	5.4

		18,055,013

Technology Hardware, Storage & Peripherals
HP, Inc.	32,923	820,441	1.5

Total Reference Entity — Long		198,064,913

Reference Entity — Short

Common Stocks

Building Products
Carlisle Cos., Inc.	(10,302)	(2,888,784)	(5.4)
Fortune Brands Home & Security, Inc.	(62,162)	(3,337,478)	(6.2)

		(6,226,262)

Chemicals
Albemarle Corp.	(2,176)	(575,421)	(1.1)
Ecolab, Inc.	(9,344)	(1,349,461)	(2.5)
PPG Industries, Inc.	(6,899)	(763,650)	(1.4)

		(2,688,532)

Communications Equipment
Motorola Solutions, Inc.	(21,019)	(4,707,625)	(8.8)

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Construction & Engineering
Quanta Services, Inc.	(27,167)	$(3,460,804)	(6.4)%

Electronic Equipment, Instruments &
Components
Teledyne Technologies, Inc.	(702)	(236,904)	(0.4)

Energy Equipment & Services
Baker Hughes Co., Class A	(48,899)	(1,024,923)	(1.9)
Schlumberger NV	(592,093)	(21,256,139)	(39.5)

		(22,281,062)

Equity Real Estate Investment Trusts (REITs)
Extra Space Storage, Inc.	(143,417)	(24,769,550)	(46.1)
Medical Properties Trust, Inc.	(20,250)	(240,165)	(0.4)

		(25,009,715)

Health Care Equipment & Supplies
Dentsply Sirona, Inc.	(2,293)	(65,006)	(0.1)
Neogen Corp.	(7)	(98)	(0.0)

		(65,104)

Health Care Providers & Services
HCA Healthcare, Inc.	(46,485)	(8,543,478)	(15.9)
UnitedHealth Group, Inc.	(6,434)	(3,249,427)	(6.0)

		(11,792,905)

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	(33,486)	(1,269,119)	(2.4)

Independent Power and Renewable Electricity
Producers
AES Corp.	(40,003)	(904,068)	(1.7)

Industrial Conglomerates
3m Co.	(233,165)	(25,764,732)	(47.9)

Insurance
Brown & Brown, Inc.	(19,812)	(1,198,230)	(2.2)

IT Services
PayPal Holdings, Inc.	(80,294)	(6,910,905)	(12.9)

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(21,447)	(10,877,704)	(20.2)

Metals & Mining
Freeport-McMoRan, Inc.	(406,142)	(11,099,861)	(20.7)

Oil, Gas & Consumable Fuels
ConocoPhillips	(3,988)	(408,132)	(0.8)
Hess Corp.	(3,280)	(357,487)	(0.7)
Kinder Morgan, Inc.	(67,144)	(1,117,276)	(2.1)
Oneok, Inc.	(85,368)	(4,374,257)	(8.1)
Ovintiv, Inc.	(7,254)	(333,684)	(0.6)

		(6,590,836)

Professional Services
Booz Allen Hamilton Holding Corp., Class A	(3,294)	(304,201)	(0.5)
Verisk Analytics, Inc., Class A	(5,916)	(1,008,855)	(1.9)

		(1,313,056)

Security	Shares	Value	% of Basket Value

Specialty Retail
Dick S Sporting Goods, Inc.	(13,227)	$(1,384,073)	(2.6)%
Ross Stores, Inc.	(6,054)	(510,171)	(0.9)

		(1,894,244)

Total Reference Entity — Short		(144,291,668)

Net Value of Reference Entity — Citibank N.A.		$53,773,245

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Air Freight & Logistics
FedEx Corp.	82,568	$12,258,871	175.6%

Consumer Finance
American Express Co.	23,251	3,136,792	44.9

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	16,474	1,518,738	21.8

Entertainment
Walt Disney Co.	333,896	31,496,410	451.2

Equity Real Estate Investment Trusts (REITs)
Weyerhaeuser Co.	257,091	7,342,519	105.2

Food Products
Campbell Soup Co.	50,866	2,396,806	34.3
Kraft Heinz Co.	43,378	1,446,656	20.7
Tyson Foods, Inc., Class A	11,382	750,415	10.8

		4,593,877

Hotels, Restaurants & Leisure
Expedia Group, Inc.	93,588	8,768,260	125.6
Yum! Brands, Inc.	239,483	25,466,622	364.8

		34,234,882

Insurance
Marsh & McLennan Cos., Inc.	60,364	9,011,742	129.1

Multi-Utilities
Sempra Energy	30,665	4,597,910	65.9

Oil, Gas & Consumable Fuels
Kinder Morgan, Inc.	107,499	1,788,783	25.6
Marathon Petroleum Corp.	61,255	6,084,459	87.2

		7,873,242

Pharmaceuticals
Bristol-Myers Squibb Co.	4,503	320,118	4.6
Johnson & Johnson	15,662	2,558,545	36.6

		2,878,663

Total Reference Entity — Long		118,943,646

41

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(45,050)	$(5,454,654)	(78.1)%

Air Freight & Logistics
United Parcel Service, Inc., Class B	(16,213)	(2,619,048)	(37.5)

Consumer Finance
OneMain Holdings, Inc.	(94,579)	(2,791,972)	(40.0)

Containers & Packaging
Ball Corp.	(166,660)	(8,053,011)	(115.4)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(1,290,272)	(9,393,180)	(134.6)

Electric Utilities
NRG Energy, Inc.	(143,522)	(5,492,587)	(78.7)

Equity Real Estate Investment Trusts (REITs)
Simon Property Group, Inc.	(66,395)	(5,958,951)	(85.4)

Food Products
General Mills, Inc.	(127,635)	(9,778,117)	(140.1)

Household Durables
Dr. Horton, Inc.	(160,731)	(10,825,233)	(155.1)

Household Products
Procter & Gamble Co.	(67,691)	(8,545,989)	(122.4)

Insurance
MetLife, Inc.	(172,907)	(10,509,288)	(150.5)

Metals & Mining
Teck Resources Ltd., Class B	(11,310)	(343,937)	(4.9)

Oil, Gas & Consumable Fuels
Devon Energy Corp.	(106,000)	(6,373,780)	(91.3)
Hess Corp.	(65,544)	(7,143,641)	(102.3)

		(13,517,421)

Road & Rail
Avis Budget Group, Inc.	(101,737)	(15,103,875)	(216.4)

Software
Oracle Corp.	(58,549)	(3,575,587)	(51.2)

Total Reference Entity — Short		(111,962,850)

Net Value of Reference Entity — Goldman Sachs Bank USA		$6,980,796

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	24,217	$749,032	2.6%

Air Freight & Logistics
United Parcel Service, Inc., Class B	18,739	3,027,098	10.4

Beverages
Molson Coors Beverage Co., Class B	36,810	1,766,512	6.1

Building Products
Owens Corning	41,245	3,242,269	11.1

Capital Markets
CME Group, Inc.	26,852	4,756,295	16.4

Chemicals
Dow, Inc.	39,859	1,751,006	6.0
Huntsman Corp.	38,494	944,643	3.3
Mosaic Co.	80,606	3,895,688	13.4

		6,591,337

Consumer Finance
American Express Co.	51,860	6,996,433	24.0
Capital One Financial Corp.	30,506	2,811,738	9.7

		9,808,171

Containers & Packaging
Westrock Co.	292,206	9,026,243	31.0

Diversified Financial Services
Voya Financial, Inc.	25,532	1,544,686	5.3

Diversified Telecommunication Services
Verizon Communications, Inc.	227,967	8,655,907	29.8

Electrical Equipment
Emerson Electric Co.	59,807	4,379,068	15.1

Equity Real Estate Investment Trusts (REITs)
Camden Property Trust	37,959	4,534,203	15.6
Healthpeak Properties, Inc.	80,412	1,843,043	6.3

		6,377,246

Food Products
Hormel Foods Corp.	18,901	858,862	2.9
Kraft Heinz Co.	79,281	2,644,021	9.1
Tyson Foods, Inc., Class A	20,598	1,358,026	4.7

		4,860,909

Health Care Equipment & Supplies
Baxter International, Inc.	54,834	2,953,359	10.2

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Providers & Services
Laboratory Corp. of Amer Holdings	31,553	$6,462,370	22.2%

Hotels, Restaurants & Leisure
Booking Holdings, Inc.	3,600	5,915,556	20.3

Household Products
Kimberly Clark Corp.	87,051	9,796,719	33.7

Industrial Conglomerates
Honeywell International, Inc.	82,480	13,771,686	47.4

Insurance
Chubb Ltd.	17,348	3,155,254	10.9

Interactive Media & Services
Match Group, Inc.	6,790	324,222	1.1

IT Services
Visa, Inc., Class A	76,295	13,553,807	46.6

Leisure Products
Hasbro, Inc.	55,945	3,771,812	13.0

Machinery
Xylem, Inc.	3,119	272,476	0.9

Media
Fox Corp., Class A	32,450	995,566	3.4
Omnicom Group, Inc.	67,017	4,228,102	14.6

		5,223,668

Metals & Mining
Newmont Corp.	63,675	2,676,260	9.2
Nucor Corp.	59,291	6,343,544	21.8

		9,019,804

Oil, Gas & Consumable Fuels
Coterra Energy, Inc.	146,048	3,814,774	13.1
Marathon Petroleum Corp.	95,631	9,499,027	32.7

		13,313,801

Pharmaceuticals
Elanco Animal Health, Inc.	596,077	7,397,316	25.4

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	69,232	5,672,178	19.5
Lam Research Corp.	13,272	4,857,552	16.7

		10,529,730

Software
Salesforce, Inc.	72,625	10,446,380	35.9

Specialty Retail
Bath & Body Works, Inc.	56,703	1,848,518	6.4

Textiles, Apparel & Luxury Goods
Nike, Inc., Class B	111,642	9,279,683	31.9

Total Reference Entity — Long		191,820,934

Reference Entity — Short

Common Stocks

Aerospace & Defense
Spirit AeroSystems Holdings, Inc., Class A	(361,584)	(7,925,921)	(27.3)

Auto Components
Aptiv PLC	(38,201)	(2,987,700)	(10.3)

Security	Shares	Value	% of Basket Value

Automobiles
General Motors Co.	(149,684)	$(4,803,359)	(16.5)%

Building Products
Carlisle Cos., Inc.	(4,664)	(1,307,832)	(4.5)

Capital Markets
Intercontinental Exchange, Inc.	(2,068)	(186,844)	(0.6)

Chemicals
Albemarle Corp.	(24,690)	(6,529,024)	(22.4)
Ecolab, Inc.	(26,713)	(3,857,891)	(13.3)
Olin Corp.	(20,446)	(876,724)	(3.0)
PPG Industries, Inc.	(12,791)	(1,415,836)	(4.9)

		(12,679,475)

Consumer Finance
Synchrony Financial	(91,670)	(2,584,177)	(8.9)

Containers & Packaging
Ball Corp.	(171,412)	(8,282,628)	(28.5)

Distributors
Genuine Parts Co.	(34,394)	(5,135,712)	(17.7)

Electric Utilities
FirstEnergy Corp.	(8,346)	(308,802)	(1.1)
Nextera Energy, Inc.	(104,631)	(8,204,117)	(28.2)

		(8,512,919)

Energy Equipment & Services
Transocean Ltd.	(293,537)	(725,036)	(2.5)

Entertainment
Netflix, Inc.	(26,452)	(6,227,859)	(21.4)

Equity Real Estate Investment Trusts (REITs)
VICI Properties, Inc.	(17,987)	(536,912)	(1.8)
WP Carey, Inc.	(6,909)	(482,248)	(1.7)

		(1,019,160)

Food Products
Conagra Brands, Inc.	(334,947)	(10,929,321)	(37.6)

Health Care Equipment & Supplies
Dentsply Sirona, Inc.	(25,901)	(734,293)	(2.5)

Household Durables
Dr. Horton, Inc.	(63,819)	(4,298,210)	(14.8)
PulteGroup, Inc.	(87,712)	(3,289,200)	(11.3)

		(7,587,410)

Independent Power and Renewable Electricity Producers
AES Corp.	(78,275)	(1,769,015)	(6.1)

Insurance
Assurant, Inc.	(6,384)	(927,404)	(3.2)
Brown & Brown, Inc.	(40,923)	(2,475,023)	(8.5)

		(3,402,427)

IT Services
Fiserv, Inc.	(1,389)	(129,969)	(0.4)
Global Payments, Inc.	(41,862)	(4,523,189)	(15.6)
Godaddy, Inc., Class A	(25,161)	(1,783,412)	(6.1)
PayPal Holdings, Inc.	(73,490)	(6,325,284)	(21.8)

		(12,761,854)

43

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Metals & Mining
Teck Resources Ltd., Class B	(454,996)	$(13,836,428)	(47.6)%

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(5,568)	(259,302)	(0.9)
ConocoPhillips	(50,484)	(5,166,533)	(17.8)
Diamondback Energy, Inc.	(189,702)	(22,851,503)	(78.6)
Hess Corp.	(30,116)	(3,282,343)	(11.3)
Marathon Oil Corp.	(33,013)	(745,433)	(2.5)

		(32,305,114)

Pharmaceuticals
Catalent, Inc.	(75,310)	(5,449,432)	(18.7)

Professional Services
Booz Allen Hamilton Holding Corp., Class A	(61,731)	(5,700,858)	(19.6)
Verisk Analytics, Inc., Class A	(17,459)	(2,977,283)	(10.2)

		(8,678,141)

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(4,083)	(1,812,893)	(6.2)
Marvell Technology, Inc.	(25,614)	(1,099,097)	(3.8)

		(2,911,990)

Total Reference Entity — Short		(162,744,047)

Net Value of Reference Entity — Goldman Sachs Bank USA		$29,076,887

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
General Dynamics Corp.	33,725	$7,155,433	29.6%
Northrop Grumman Corp.	13,595	6,394,001	26.4

		13,549,434

Biotechnology
Amgen, Inc.	1,386	312,404	1.3
Biogen, Inc.	1,972	526,524	2.2
Gilead Sciences, Inc.	63,578	3,922,127	16.2

		4,761,055

Building Products
Builders Firstsource, Inc.	40,195	2,368,290	9.8
Owens Corning	32,079	2,521,730	10.4

		4,890,020

Capital Markets
CME Group, Inc.	45,703	8,095,372	33.4

Chemicals
Dow, Inc.	296,004	13,003,455	53.7
LyondellBasell Industries NV, Class A	31,407	2,364,319	9.8

Security	Shares	Value	% of Basket Value

Chemicals (continued)
Mosaic Co.	28,375	$1,371,364	5.7%
Westlake Corp.	33,459	2,906,918	12.0

		19,646,056

Containers & Packaging
Packaging Corp. of America	22,510	2,527,648	10.4
Westrock Co.	94,435	2,917,097	12.1

		5,444,745

Diversified Consumer Services
H&R Block, Inc.	236,675	10,068,155	41.6

Diversified Financial Services
Equitable Holdings, Inc.	184,554	4,862,998	20.1

Diversified Telecommunication Services
AT&T, Inc.	452,931	6,947,962	28.7

Electric Utilities
Eversource Energy	34,765	2,710,279	11.2

Electronic Equipment, Instruments & Components
Coherent Corp.	260,780	9,088,183	37.5

Entertainment
Electronic Arts, Inc.	8,685	1,004,941	4.2

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	65,327	4,897,565	20.2
Camden Property Trust	8,966	1,070,989	4.4
Healthpeak Properties, Inc.	106,426	2,439,284	10.1

		8,407,838

Food & Staples Retailing
Kroger Co.	41,294	1,806,612	7.5
Sysco Corp.	216,834	15,332,332	63.3
Walgreens Boots Alliance, Inc.	25,222	791,971	3.3

		17,930,915

Food Products
Tyson Foods, Inc., Class A	45,010	2,967,509	12.3

Gas Utilities
Atmos Energy Corp.	44,812	4,564,102	18.9

Health Care Equipment & Supplies
Baxter International, Inc.	93,917	5,058,370	20.9
Stryker Corp.	26,649	5,397,488	22.3
Teleflex, Inc.	44,538	8,972,626	37.1

		19,428,484

Health Care Providers & Services
CVS Health Corp.	27,217	2,595,685	10.7

Hotels, Restaurants & Leisure
Booking Holdings, Inc.	5,291	8,694,224	35.9
Caesars Entertainment, Inc.	172,419	5,562,237	23.0
Wynn Resorts Ltd.	221,748	13,976,777	57.7

		28,233,238

Household Products
Church & Dwight Co., Inc.	21,937	1,567,179	6.5
Kimberly Clark Corp.	36,489	4,106,472	16.9

		5,673,651

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Industrial Conglomerates
General Electric Co.	70,938	$4,391,772	18.1%

Insurance
American International Group, Inc.	63,551	3,017,402	12.5
Chubb Ltd.	47,372	8,616,019	35.6
Hartford Financial Services Group, Inc.	213,511	13,224,871	54.6
Lincoln National Corp.	6,227	273,428	1.1

		25,131,720

Life Sciences Tools & Services
Avantor, Inc.	649,930	12,738,628	52.6

Machinery
Caterpillar, Inc.	26,221	4,302,342	17.8
Fortive Corp.	13,504	787,283	3.2

		5,089,625

Media
Omnicom Group, Inc.	94,192	5,942,573	24.6

Metals & Mining
Kinross Gold Corp.	120,120	451,651	1.9
Newmont Corp.	226,134	9,504,412	39.2
Nucor Corp.	48,913	5,233,202	21.6

		15,189,265

Oil, Gas & Consumable Fuels
APA Corp.	151,320	5,173,631	21.4
Chevron Corp.	6,282	902,535	3.7
Coterra Energy, Inc.	96,886	2,530,662	10.5
SM Energy Co.	139,888	5,261,188	21.7
Valero Energy Corp.	113,395	12,116,256	50.0

		25,984,272

Pharmaceuticals
Bristol-Myers Squibb Co.	42,961	3,054,097	12.6
Elanco Animal Health, Inc.	318,077	3,947,336	16.3
Pfizer, Inc.	67,454	2,951,787	12.2

		9,953,220

Road & Rail
CSX Corp.	26,313	700,978	2.9
Union Pacific Corp.	518	100,917	0.4

		801,895

Software
Fair Isaac Corp.	1,467	604,418	2.5
PTC, Inc.	68,393	7,153,908	29.6
Salesforce, Inc.	18,363	2,641,334	10.9

		10,399,660

Specialty Retail
AutoZone, Inc.	898	1,923,453	7.9

Technology Hardware, Storage & Peripherals
HP, Inc.	27,693	690,110	2.8
NetApp, Inc.	19,191	1,186,963	4.9
Seagate Technology Holdings PLC	49,495	2,634,619	10.9

		4,511,692

Security	Shares	Value	% of Basket Value

Textiles, Apparel & Luxury Goods
Nike, Inc., Class B	2,581	$214,533	0.9%
Under Armour, Inc., Class A	895,709	5,956,465	24.6

		6,170,998

Total Reference Entity — Long		309,099,395

Reference Entity — Short

Common Stocks

Auto Components
Aptiv PLC	(24,903)	(1,947,664)	(8.0)
Lear Corp.	(28,280)	(3,384,833)	(14.0)

		(5,332,497)

Automobiles
General Motors Co.	(215,862)	(6,927,012)	(28.6)

Building Products
Carlisle Cos., Inc.	(14,261)	(3,998,927)	(16.5)
Fortune Brands Home & Security, Inc.	(291,531)	(15,652,299)	(64.7)
Trane Technologies PLC	(44,591)	(6,457,223)	(26.7)

		(26,108,449)

Capital Markets
Moody’s Corp.	(7,936)	(1,929,321)	(8.0)
S&P Global, Inc.	(36,518)	(11,150,771)	(46.0)

		(13,080,092)

Chemicals
Albemarle Corp.	(58,531)	(15,477,937)	(63.9)
Ecolab, Inc.	(47,992)	(6,931,005)	(28.6)
PPG Industries, Inc.	(117,397)	(12,994,674)	(53.7)
Sherwin-Williams Co.	(15,907)	(3,256,958)	(13.5)

		(38,660,574)

Containers & Packaging
Amcor PLC	(456,336)	(4,896,485)	(20.2)

Electric Utilities
Nextera Energy, Inc.	(164,041)	(12,862,455)	(53.1)

Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc.	(7,190)	(2,426,409)	(10.0)

Energy Equipment & Services
Schlumberger NV	(38,752)	(1,391,197)	(5.7)
Transocean Ltd.	(95,891)	(236,851)	(1.0)

		(1,628,048)

Entertainment
Netflix, Inc.	(67,913)	(15,989,437)	(66.1)

Food Products
Conagra Brands, Inc.	(47,635)	(1,554,330)	(6.4)

Health Care Equipment & Supplies
Dentsply Sirona, Inc.	(92,932)	(2,634,622)	(10.9)

Health Care Providers & Services
UnitedHealth Group, Inc.	(17,965)	(9,073,044)	(37.5)

Hotels, Restaurants & Leisure
Carnival Corp.	(180,097)	(1,266,082)	(5.2)
Royal Caribbean Cruises Ltd.	(278,885)	(10,569,741)	(43.7)

		(11,835,823)

45

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Household Durables
Dr. Horton, Inc.	(146,555)	$(9,870,479)	(40.8)%
Lennar Corp., Class A	(18,855)	(1,405,640)	(5.8)
PulteGroup, Inc.	(10,785)	(404,438)	(1.7)

		(11,680,557)

Independent Power and Renewable Electricity Producers
AES Corp.	(58,424)	(1,320,382)	(5.5)
Vistra Corp.	(187,122)	(3,929,562)	(16.2)

		(5,249,944)

Insurance
Assurant, Inc.	(37,473)	(5,443,703)	(22.5)
Brown & Brown, Inc.	(54,262)	(3,281,766)	(13.6)

		(8,725,469)

IT Services
Broadridge Financial Solutions, Inc.	(30,282)	(4,370,298)	(18.0)
Global Payments, Inc.	(14,388)	(1,554,623)	(6.4)
PayPal Holdings, Inc.	(48,554)	(4,179,043)	(17.3)

		(10,103,964)

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(7,296)	(3,700,458)	(15.3)

Media
Paramount Global, Class B	(118,052)	(2,247,710)	(9.3)

Metals & Mining
Freeport-McMoRan, Inc.	(302,063)	(8,255,382)	(34.1)

Multiline Retail
Kohl’s Corp.	(359,677)	(9,045,877)	(37.4)

Oil, Gas & Consumable Fuels
Hess Corp.	(14,461)	(1,576,104)	(6.5)
Kinder Morgan, Inc.	(49,452)	(822,881)	(3.4)
Oneok, Inc.	(113,249)	(5,802,879)	(24.0)
Ovintiv, Inc.	(48,568)	(2,234,128)	(9.2)

		(10,435,992)

Personal Products
Estee Lauder Cos., Inc., Class A	(16,175)	(3,492,183)	(14.4)

Pharmaceuticals
Catalent, Inc.	(74,289)	(5,375,552)	(22.2)
Viatris, Inc.	(139,769)	(1,190,832)	(4.9)

		(6,566,384)

Professional Services
Verisk Analytics, Inc., Class A	(5,024)	(856,743)	(3.5)

Semiconductors & Semiconductor Equipment
Intel Corp.	(168,253)	(4,335,880)	(17.9)
Marvell Technology, Inc.	(208,315)	(8,938,796)	(37.0)
ON Semiconductor Corp.	(308,457)	(19,226,125)	(79.4)

		(32,500,801)

Software
Oracle Corp.	(68,231)	(4,166,867)	(17.2)

Security	Shares	Value	% of Basket Value

Specialty Retail
Lithia Motors, Inc., Class A	(5,248)	$(1,125,959)	(4.6)%
Ross Stores, Inc.	(39,871)	(3,359,929)	(13.9)

		(4,485,888)

Tobacco
Altria Group, Inc.	(136,874)	(5,526,972)	(22.8)
Philip Morris International, Inc.	(58,304)	(4,839,815)	(20.0)

		(10,366,787)

Total Reference Entity — Short		(284,890,283)

Net Value of Reference Entity — HSBC Bank PLC		$24,209,112

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	3,105	$1,199,430	331.9%
Raytheon Technologies Corp.	123,466	10,106,927	2,797.0

		11,306,357

Air Freight & Logistics
FedEx Corp.	17,743	2,634,303	729.0

Airlines
Southwest Airlines Co.	164,613	5,076,665	1,404.9

Auto Components
Goodyear Tire & Rubber Co.	184,483	1,861,434	515.1

Biotechnology
Amgen, Inc.	40,699	9,173,555	2,538.7

Consumer Finance
American Express Co.	29,307	3,953,807	1,094.2

Containers & Packaging
Packaging Corp. of America	2,293	257,481	71.2

Diversified Consumer Services
H&R Block, Inc.	172,454	7,336,193	2,030.2

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	8,926	822,888	227.7

Food & Staples Retailing
Albertsons Cos., Inc., Class A	1,384,476	34,418,073	9,524.7
Kroger Co.	8,744	382,550	105.9

		34,800,623

Food Products
Campbell Soup Co.	120,352	5,670,986	1,569.4

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Food Products (continued)
Kraft Heinz Co.	435,803	$14,534,030	4,022.1%
Tyson Foods, Inc., Class A	22,828	1,505,050	416.5

		21,710,066

Health Care Equipment & Supplies
Baxter International, Inc.	56,335	3,034,203	839.7

Health Care Providers & Services
Quest Diagnostics, Inc.	4,340	532,475	147.3

Hotels, Restaurants & Leisure
Aramark	652,968	20,372,602	5,637.9
Boyd Gaming Corp.	132,060	6,292,659	1,741.4
MGM Resorts International	53,549	1,591,476	440.4

		28,256,737

Household Durables
Newell Brands, Inc.	50,296	698,611	193.3

Insurance
Allstate Corp.	95,809	11,931,095	3,301.8
American International Group, Inc.	152,448	7,238,231	2,003.1
Chubb Ltd.	2,353	427,963	118.4
Lincoln National Corp.	42,343	1,859,281	514.5
Loews Corp.	83,513	4,162,288	1,151.9
Marsh & McLennan Cos., Inc.	11,217	1,674,586	463.4

		27,293,444

Media
Altice USA, Inc., Class A	130,651	761,695	210.8
Paramount Global, Class B	248,699	4,735,229	1,310.4

		5,496,924

Metals & Mining
Barrick Gold Corp.	170,504	2,642,812	731.3
Newmont Corp.	186,056	7,819,934	2,164.1

		10,462,746

Multi-Utilities
Sempra Energy	34,674	5,199,020	1,438.8

Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.	52,208	3,208,181	887.8
Ovintiv, Inc.	41,717	1,918,982	531.1
TC Energy Corp.	200,085	8,061,425	2,230.9

		13,188,588

Pharmaceuticals
Bristol-Myers Squibb Co.	10,828	769,763	213.0
Johnson & Johnson	95,500	15,600,880	4,317.4

		16,370,643

Specialty Retail
AutoZone, Inc.	606	1,298,010	359.2
Bath & Body Works, Inc.	73,509	2,396,393	663.2

		3,694,403

Total Reference Entity — Long		213,161,166

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Air Freight & Logistics
United Parcel Service, Inc., Class B	(121,675)	$(19,655,380)	(5,439.4)%

Airlines
American Airlines Group, Inc.	(5,407)	(65,100)	(18.0)
United Airlines Holdings, Inc.	(458,645)	(14,919,722)	(4,128.8)

		(14,984,822)

Chemicals
Corteva, Inc.	(8,511)	(486,404)	(134.6)
Eastman Chemical Co.	(110,168)	(7,827,436)	(2,166.1)
Olin Corp.	(243,898)	(10,458,346)	(2,894.2)
Sherwin-Williams Co.	(10,454)	(2,140,457)	(592.4)

		(20,912,643)

Consumer Finance
OneMain Holdings, Inc.	(265,680)	(7,842,874)	(2,170.4)

Containers & Packaging
Ball Corp.	(161,463)	(7,801,892)	(2,159.1)

Electric Utilities
Nextera Energy, Inc.	(6,626)	(519,545)	(143.8)
NRG Energy, Inc.	(260,524)	(9,970,253)	(2,759.1)
Southern Co.	(15,831)	(1,076,508)	(297.9)

		(11,566,306)

Entertainment
Netflix, Inc.	(64,325)	(15,144,678)	(4,191.1)

Equity Real Estate Investment Trusts (REITs)
Iron Mountain, Inc.	(16,806)	(738,960)	(204.5)
Simon Property Group, Inc.	(112,256)	(10,074,976)	(2,788.1)

		(10,813,936)

Food & Staples Retailing
Walmart, Inc.	(117,658)	(15,260,243)	(4,223.1)

Food Products
Conagra Brands, Inc.	(92,058)	(3,003,853)	(831.3)
General Mills, Inc.	(96,051)	(7,358,467)	(2,036.4)
Mondelez International, Inc., Class A	(137,610)	(7,545,156)	(2,088.0)

		(17,907,476)

Health Care Equipment & Supplies
Boston Scientific Corp.	(22,144)	(857,637)	(237.3)

Health Care Providers & Services
DaVita, Inc.	(19,968)	(1,652,751)	(457.4)

Household Durables
Dr. Horton, Inc.	(43,073)	(2,900,966)	(802.8)
Lennar Corp., Class A	(174,474)	(13,007,037)	(3,599.5)
Whirlpool Corp.	(49,859)	(6,721,492)	(1,860.1)

		(22,629,495)

Household Products
Procter & Gamble Co.	(16,541)	(2,088,301)	(577.9)

47

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	%of Basket Value

Independent Power and Renewable
Electricity Producers
Vistra Corp.	(268,909)	$(5,647,089)	(1,562.8)%

Machinery
Deere & Co.	(36,332)	(12,130,891)	(3,357.1)

Media
Charter Communications, Inc., Class A	(8,138)	(2,468,662)	(683.2)

Oil, Gas & Consumable Fuels
Devon Energy Corp.	(77,524)	(4,661,518)	(1,290.0)
Hess Corp.	(28,566)	(3,113,408)	(861.6)
Murphy Oil Corp.	(223,839)	(7,872,418)	(2,178.6)

		(15,647,344)

Software
Oracle Corp.	(89,592)	(5,471,383)	(1,514.1)

Trading Companies & Distributors
United Rentals, Inc.	(8,574)	(2,316,009)	(640.9)

Total Reference Entity — Short		(212,799,812)

Net Value of Reference Entity — HSBC Bank PLC		$361,354

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Raytheon Technologies Corp.	333,694	$27,316,191	280.1%

Airlines
Southwest Airlines Co.	54,778	1,689,353	17.3

Auto Components
Goodyear Tire & Rubber Co.	2,422,741	24,445,457	250.6

Biotechnology
Amgen, Inc.	3,229	727,817	7.5

Containers & Packaging
International Paper Co.	418,723	13,273,519	136.1
Packaging Corp. of America	45,620	5,122,670	52.5
Sealed Air Corp.	484,601	21,569,590	221.2

		39,965,779

Diversified Consumer Services
H&R Block, Inc.	491,621	20,913,557	214.4

Diversified Telecommunication Services
AT&T, Inc.	1,649,461	25,302,732	259.4

Electronic Equipment, Instruments &
Components
Arrow Electronics, Inc.	40,932	3,773,521	38.7

Security	Shares	Value	%of Basket Value

Energy Equipment & Services
Halliburton Co.	277,198	$6,824,615	70.0%

Food Products
Campbell Soup Co.	283,251	13,346,787	136.8
Tyson Foods, Inc., Class A	49,065	3,234,856	33.2

		16,581,643

Health Care Providers & Services
Cardinal Health, Inc.	51,203	3,414,216	35.0
Quest Diagnostics, Inc.	25,951	3,183,928	32.7
Universal Health Services, Inc., Class B	26,142	2,305,202	23.6

		8,903,346

Hotels, Restaurants & Leisure
Aramark	275,253	8,587,893	88.0
Boyd Gaming Corp.	108,669	5,178,078	53.1
Marriott International, Inc., Class A	150,379	21,074,113	216.1
McDonald’s Corp.	14,255	3,289,199	33.7
MGM Resorts International	698,554	20,761,025	212.9

		58,890,308

Household Durables
Toll Brothers, Inc.	121,971	5,122,782	52.5

Industrial Conglomerates
General Electric Co.	178,528	11,052,668	113.3

Insurance
American International Group, Inc.	167,409	7,948,579	81.5
Hartford Financial Services Group, Inc.	23,592	1,461,289	15.0
Loews Corp.	295,845	14,744,915	151.2
Marsh & McLennan Cos., Inc.	53,400	7,972,086	81.7

		32,126,869

IT Services
DXC Technology Co.	56,374	1,380,035	14.1

Oil, Gas & Consumable Fuels
APA Corp.	134,507	4,598,794	47.2
TC Energy Corp.	124,536	5,017,556	51.4

		9,616,350

Pharmaceuticals
Johnson & Johnson	11,123	1,817,053	18.6
Pfizer, Inc.	89,520	3,917,395	40.2

		5,734,448

Road & Rail
CSX Corp.	340,658	9,075,129	93.0

Specialty Retail
AutoZone, Inc.	500	1,070,965	11.0
Bath & Body Works, Inc.	1,010,227	32,933,400	337.6

		34,004,365

Technology Hardware, Storage & Peripherals
Xerox Holdings Corp.	758,632	9,922,907	101.7

Total Reference Entity — Long		353,369,872

Reference Entity — Short

Common Stocks

Automobiles
Ford Motor Co.	(3,337,562)	(37,380,694)	(383.2)

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Chemicals
Eastman Chemical Co.	(146,947)	$(10,440,584)	(107.1)%
Sherwin-Williams Co.	(4,106)	(840,704)	(8.6)

		(11,281,288)

Consumer Finance
Capital One Financial Corp.	(23,700)	(2,184,429)	(22.4)
OneMain Holdings, Inc.	(394,047)	(11,632,267)	(119.3)

		(13,816,696)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(561,756)	(4,089,584)	(41.9)
Verizon Communications, Inc.	(24,089)	(914,659)	(9.4)

		(5,004,243)

Electric Utilities
FirstEnergy Corp.	(174,740)	(6,465,380)	(66.3)

Equity Real Estate Investment Trusts (REITs)
Equity Residential	(237,447)	(15,961,187)	(163.7)
Iron Mountain, Inc.	(428,119)	(18,824,393)	(193.0)
Simon Property Group, Inc.	(116,867)	(10,488,813)	(107.5)

		(45,274,393)

Food Products
Conagra Brands, Inc.	(61,937)	(2,021,004)	(20.7)

Health Care Providers & Services
DaVita, Inc.	(69,668)	(5,766,420)	(59.1)

Hotels, Restaurants & Leisure
Carnival Corp.	(134,920)	(948,488)	(9.7)
Darden Restaurants, Inc.	(16,523)	(2,087,185)	(21.4)
Royal Caribbean Cruises Ltd.	(313,047)	(11,864,481)	(121.7)

		(14,900,154)

Household Durables
Lennar Corp., Class A	(321,912)	(23,998,540)	(246.0)
PulteGroup, Inc.	(115,258)	(4,322,175)	(44.3)
Whirlpool Corp.	(110,230)	(14,860,106)	(152.4)

		(43,180,821)

Independent Power and Renewable Electricity
Producers
AES Corp.	(520,051)	(11,753,153)	(120.5)

Machinery
Caterpillar, Inc.	(31,171)	(5,114,538)	(52.4)

Metals & Mining
Cleveland Cliffs, Inc.	(1,372,308)	(18,484,989)	(189.5)
Teck Resources Ltd., Class B	(311,647)	(9,477,185)	(97.2)

		(27,962,174)

Multiline Retail
Macy’s Inc.	(636,281)	(9,970,523)	(102.2)
Nordstrom, Inc.	(105,132)	(1,758,858)	(18.0)
Target Corp.	(69,373)	(10,294,260)	(105.6)

		(22,023,641)

Multi-Utilities
Dominion Energy, Inc.	(226,894)	(15,680,644)	(160.8)

Oil, Gas & Consumable Fuels
Devon Energy Corp.	(127,083)	(7,641,501)	(78.3)
Enbridge, Inc.	(301,494)	(11,185,428)	(114.7)

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	(102,266)	$(3,596,695)	(36.9)%
Pioneer Natural Resources Co.	(137,910)	(29,861,652)	(306.1)

		(52,285,276)

Software
Oracle Corp.	(47,902)	(2,925,375)	(30.0)

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(589,169)	(20,131,905)	(206.4)

Thrifts & Mortgage Finance
Radian Group, Inc.	(33,612)	(648,376)	(6.6)

Total Reference Entity — Short		(343,616,175)

Net Value of Reference Entity — Merrill Lynch International		$9,753,697

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
L3harris Technologies, Inc.	59,011	$12,264,256	17.8%
Northrop Grumman Corp.	30,312	14,256,340	20.6
Raytheon Technologies Corp.	80,202	6,565,336	9.5

		33,085,932

Air Freight & Logistics
FedEx Corp.	13,800	2,048,886	3.0

Automobiles
Thor Industries, Inc.	111,791	7,823,134	11.3

Biotechnology
Amgen, Inc.	13,113	2,955,670	4.3
Biogen, Inc.	43,371	11,580,057	16.8
Gilead Sciences, Inc.	251,165	15,494,369	22.4

		30,030,096

Building Products
Masco Corp.	93,032	4,343,664	6.3
Owens Corning	57,385	4,511,035	6.5

		8,854,699

Chemicals
Huntsman Corp.	41,427	1,016,619	1.5

Consumer Finance
Discover Financial Services	64,302	5,846,338	8.5

Containers & Packaging
Packaging Corp. of America	174,547	19,599,883	28.4
Westrock Co.	173,013	5,344,371	7.7

		24,944,254

49

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Electric Utilities
Eversource Energy	99,272	$7,739,245	11.2%
Exelon Corp.	62,009	2,322,857	3.4

		10,062,102

Electronic Equipment, Instruments & Components
Coherent Corp.	427,922	14,913,082	21.6

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	49,326	3,697,970	5.4
Crown Castle, Inc.	59,719	8,632,382	12.5
Simon Property Group, Inc.	49,259	4,420,995	6.4
UDR, Inc.	75,493	3,148,813	4.6
Weyerhaeuser Co.	68,643	1,960,444	2.8

		21,860,604

Food & Staples Retailing
Kroger Co.	11,529	504,394	0.7
Sysco Corp.	161,781	11,439,534	16.6
Walgreens Boots Alliance, Inc.	263,290	8,267,306	12.0

		20,211,234

Food Products
Darling Ingredients, Inc.	121,402	8,030,742	11.6
Kellogg Co.	29,850	2,079,351	3.0
Tyson Foods, Inc., Class A	33,089	2,181,558	3.2

		12,291,651

Health Care Equipment & Supplies
Baxter International, Inc.	76,707	4,131,439	6.0
Teleflex, Inc.	33,753	6,799,879	9.8

		10,931,318

Hotels, Restaurants & Leisure
Booking Holdings, Inc.	5,242	8,613,707	12.5
Caesars Entertainment, Inc.	41,353	1,334,048	1.9
Penn Entertainment, Inc.	395,907	10,891,401	15.8
Wynn Resorts Ltd.	117,601	7,412,391	10.7

		28,251,547

Household Durables
Mohawk Industries, Inc.	58,273	5,313,915	7.7

Industrial Conglomerates
General Electric Co.	429,350	26,581,059	38.5

Insurance
Chubb Ltd.	24,402	4,438,236	6.4
Hartford Financial Services Group, Inc.	79,336	4,914,072	7.1
Lincoln National Corp.	76,276	3,349,279	4.9

		12,701,587

IT Services
VeriSign, Inc.	20,854	3,622,340	5.2

Machinery
Caterpillar, Inc.	20,266	3,325,245	4.8
Cummins, Inc.	21,516	4,378,721	6.4

		7,703,966

Media
Cable One, Inc.	11,049	9,425,349	13.7

Security	Shares	Value	% of Basket Value

Metals & Mining
Kinross Gold Corp.	1,336,460	$5,025,090	7.3%
Newmont Corp.	203,704	8,561,679	12.4

		13,586,769

Multiline Retail
Dollar Tree, Inc.	119,864	16,313,490	23.6
Macy’s Inc.	255,744	4,007,509	5.8

		20,320,999

Oil, Gas & Consumable Fuels
APA Corp.	319,406	10,920,491	15.8
Coterra Energy, Inc.	189,987	4,962,461	7.2
PBF Energy, Inc., Class A	241,099	8,477,041	12.3
SM Energy Co.	83,458	3,138,855	4.5

		27,498,848

Pharmaceuticals
Bristol-Myers Squibb Co.	358,982	25,520,030	37.0
Elanco Animal Health, Inc.	727,094	9,023,237	13.1
Pfizer, Inc.	70,312	3,076,853	4.4
Zoetis, Inc.	19,914	2,953,047	4.3

		40,573,167

Road & Rail
Norfolk Southern Corp.	28,632	6,002,699	8.7
Uber Technologies, Inc.	531,292	14,079,238	20.4

		20,081,937

Semiconductors & Semiconductor Equipment
Qualcomm, Inc.	37,939	4,286,348	6.2

Software
NCR Corp.	249,793	4,748,565	6.9
PTC, Inc.	31,172	3,260,591	4.7
Salesforce, Inc.	103,245	14,850,761	21.5

		22,859,917

Specialty Retail
AutoZone, Inc.	14,167	30,344,722	43.9
Best Buy Co., Inc.	87,946	5,570,500	8.1
O’Reilly Automotive, Inc.	4,456	3,134,128	4.5
Tractor Supply Co.	13,633	2,534,102	3.7

		41,583,452

Technology Hardware, Storage & Peripherals
HP, Inc.	179,924	4,483,706	6.5
NetApp, Inc.	207,329	12,823,299	18.6
Seagate Technology Holdings PLC	61,339	3,265,075	4.7

		20,572,080

Textiles, Apparel & Luxury Goods
Crocs, Inc.	274,413	18,841,196	27.3
Tapestry, Inc.	52,130	1,482,056	2.1

		20,323,252

Water Utilities
American Water Works Co., Inc.	1,388	180,662	0.3

Total Reference Entity — Long		529,387,143

Reference Entity — Short

Common Stocks

Airlines
Delta Air Lines, Inc.	(215,045)	(6,034,163)	(8.7)

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Automobiles
General Motors Co.	(341,868)	$(10,970,544)	(15.9)%

Beverages
Keurig Dr Pepper, Inc.	(391,392)	(14,019,661)	(20.3)

Building Products
Advanced Drainage Systems, Inc.	(48,375)	(6,016,399)	(8.7)
Carlisle Cos., Inc.	(9,721)	(2,725,865)	(4.0)

		(8,742,264)

Capital Markets
Factset Research Systems, Inc.	(4,219)	(1,688,064)	(2.4)
MSCI, Inc., Class A	(7,399)	(3,120,824)	(4.5)
Raymond James Financial, Inc.	(46,441)	(4,589,300)	(6.7)
S&P Global, Inc.	(14,730)	(4,497,805)	(6.5)

		(13,895,993)

Chemicals
Ecolab, Inc.	(65,455)	(9,453,011)	(13.7)
PPG Industries, Inc.	(27,310)	(3,022,944)	(4.4)

		(12,475,955)

Containers & Packaging
Ball Corp.	(10,086)	(487,356)	(0.7)

Electric Utilities
NRG Energy, Inc.	(772,422)	(29,560,590)	(42.8)

Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc.	(6,877)	(2,320,781)	(3.4)

Energy Equipment & Services
Baker Hughes Co., Class A	(79,727)	(1,671,078)	(2.4)
Transocean Ltd.	(192,208)	(474,754)	(0.7)

		(2,145,832)

Entertainment
Walt Disney Co.	(285,621)	(26,942,629)	(39.0)

Equity Real Estate Investment Trusts (REITs)
Iron Mountain, Inc.	(716,345)	(31,497,690)	(45.6)

Food Products
Conagra Brands, Inc.	(51,219)	(1,671,276)	(2.4)

Health Care Providers & Services
Molina Healthcare, Inc.	(96,030)	(31,674,535)	(45.9)
UnitedHealth Group, Inc.	(9,628)	(4,862,525)	(7.0)

		(36,537,060)

Hotels, Restaurants & Leisure
Carnival Corp.	(787,806)	(5,538,276)	(8.0)
Hilton Worldwide Holdings, Inc.	(119,143)	(14,371,029)	(20.8)
Norwegian Cruise Line Holdings Ltd.	(43,454)	(493,637)	(0.7)
Royal Caribbean Cruises Ltd.	(104,310)	(3,953,349)	(5.8)

		(24,356,291)

Household Durables
Dr. Horton, Inc.	(82,833)	(5,578,803)	(8.1)
Toll Brothers, Inc.	(915)	(38,430)	(0.0)

		(5,617,233)

Independent Power and Renewable Electricity Producers
AES Corp.	(319,433)	(7,219,186)	(10.5)

Security	Shares	Value	% of Basket Value

Insurance
Brown & Brown, Inc.	(148,083)	$(8,956,060)	(13.0)%

IT Services
PayPal Holdings, Inc.	(12,909)	(1,111,077)	(1.6)
Twilio, Inc., Class A	(460,641)	(31,848,719)	(46.1)

		(32,959,796)

Life Sciences Tools & Services
Illumina, Inc.	(164,847)	(31,451,159)	(45.6)
Thermo Fisher Scientific, Inc.	(21,295)	(10,800,611)	(15.6)

		(42,251,770)

Metals & Mining
Freeport-McMoRan, Inc.	(436,232)	(11,922,221)	(17.3)

Multiline Retail
Kohl’s Corp.	(126,717)	(3,186,933)	(4.6)
Nordstrom, Inc.	(1,853,696)	(31,012,334)	(44.9)
Target Corp.	(69,900)	(10,372,461)	(15.1)

		(44,571,728)

Oil, Gas & Consumable Fuels
Continental Resources, Inc.	(6,499)	(434,198)	(0.6)
Hess Corp.	(5,104)	(556,285)	(0.8)

		(990,483)

Pharmaceuticals
Viatris, Inc.	(231,802)	(1,974,953)	(2.9)

Professional Services
Clarivate PLC	(2,387,673)	(22,420,250)	(32.5)

Semiconductors & Semiconductor Equipment
Micron Technology, Inc.	(627,536)	(31,439,553)	(45.5)
ON Semiconductor Corp.	(192,096)	(11,973,344)	(17.4)

		(43,412,897)

Specialty Retail
Dick S Sporting Goods, Inc.	(21,417)	(2,241,075)	(3.2)
Gap, Inc.	(462,199)	(3,794,654)	(5.5)
Lithia Motors, Inc., Class A	(4,074)	(874,076)	(1.3)
Ross Stores, Inc.	(112,577)	(9,486,864)	(13.7)

		(16,396,669)

Total Reference Entity — Short		(460,351,331)

Net Value of Reference Entity — Merrill Lynch International		$69,035,812

51

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October 3, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Auto Components
BorgWarner, Inc.	81,390	$2,555,646	4.8%

Automobiles
General Motors Co.	87,710	2,814,614	5.2

Containers & Packaging
Packaging Corp. of America	72,849	8,180,214	15.2
Westrock Co.	180,783	5,584,387	10.4

		13,764,601

Electric Utilities
American Electric Power Co., Inc.	205,776	17,789,335	33.1
Exelon Corp.	365,286	13,683,614	25.4

		31,472,949

Energy Equipment & Services
Halliburton Co.	580,887	14,301,438	26.6

Food & Staples Retailing
Kroger Co.	329,243	14,404,381	26.8

Health Care Equipment & Supplies
Baxter International, Inc.	147,136	7,924,745	14.7

Health Care Providers & Services
Cardinal Health, Inc.	270,697	18,050,076	33.6
CVS Health Corp.	192,342	18,343,657	34.1
McKesson Corp.	42,337	14,389,076	26.7
Quest Diagnostics, Inc.	92,902	11,398,146	21.2

		62,180,955

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	237,218	11,303,438	21.0
McDonald’s Corp.	76,511	17,654,148	32.9

		28,957,586

Household Durables
Toll Brothers, Inc.	242,022	10,164,924	18.9

Insurance
Hartford Financial Services Group, Inc.	389,199	24,106,986	44.8
Lincoln National Corp.	16,608	729,257	1.4
Marsh & McLennan Cos., Inc.	35,132	5,244,857	9.7

		30,081,100

IT Services
DXC Technology Co.	261,427	6,399,733	11.9

Media
Omnicom Group, Inc.	84,449	5,327,887	9.9

Metals & Mining
Barrick Gold Corp.	853,250	13,225,375	24.6
Newmont Corp.	153,037	6,432,145	12.0

		19,657,520

Oil, Gas & Consumable Fuels
Kinder Morgan, Inc.	65,528	1,090,386	2.0

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	176,951	$17,576,543	32.7%
Occidental Petroleum Corp.	111,786	6,869,249	12.8
Ovintiv, Inc.	210,926	9,702,596	18.0

		35,238,774

Pharmaceuticals
Bristol-Myers Squibb Co.	342,369	24,339,012	45.3
Pfizer, Inc.	424,984	18,597,300	34.6

		42,936,312

Road & Rail
CSX Corp.	290,083	7,727,811	14.4
Union Pacific Corp.	54,917	10,698,930	19.9

		18,426,741

Specialty Retail
AutoZone, Inc.	5,430	11,630,680	21.6
Home Depot, Inc.	9,952	2,746,155	5.1

		14,376,835

Total Reference Entity — Long		360,986,741

Reference Entity — Short

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	(359,401)	(11,116,273)	(20.7)
TransDigm Group, Inc.	(16,586)	(8,704,665)	(16.2)

		(19,820,938)

Automobiles
Tesla, Inc.	(23,946)	(6,351,677)	(11.8)

Chemicals
Ashland Global Holdings, Inc.	(31,750)	(3,015,297)	(5.6)
Corteva, Inc.	(295,338)	(16,878,567)	(31.4)

		(19,893,864)

Consumer Finance
Ally Financial, Inc.	(510,344)	(14,202,873)	(26.4)
Capital One Financial Corp.	(231,027)	(21,293,759)	(39.6)
Navient Corp.	(111,380)	(1,636,172)	(3.1)

		(37,132,804)

Containers & Packaging
Ball Corp.	(98,214)	(4,745,701)	(8.8)

Electric Utilities
Nextera Energy, Inc.	(134,754)	(10,566,061)	(19.7)
Southern Co.	(312,444)	(21,246,192)	(39.5)

		(31,812,253)

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(1,012,945)	(16,085,567)	(29.9)
Iron Mountain, Inc.	(126,284)	(5,552,707)	(10.3)

		(21,638,274)

Food Products
Conagra Brands, Inc.	(396,741)	(12,945,659)	(24.1)
Lamb Weston Holdings, Inc.	(240,922)	(18,642,544)	(34.7)
Mondelez International, Inc., Class A	(350,664)	(19,226,907)	(35.7)

		(50,815,110)

S C H E D U L E O F I N V E S T M E N T S	52

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Equipment & Supplies
Boston Scientific Corp.	(255,508)	$(9,895,825)	(18.4)%

Household Durables
PulteGroup, Inc.	(123,256)	(4,622,100)	(8.6)

Independent Power and Renewable Electricity Producers
AES Corp.	(530,212)	(11,982,791)	(22.3)

Insurance
Prudential Financial, Inc.	(85,856)	(7,364,728)	(13.7)

Media
Charter Communications, Inc., Class A	(1,564)	(474,439)	(0.9)
Comcast Corp., Class A	(92,509)	(2,713,289)	(5.0)

		(3,187,728)

Metals & Mining
Teck Resources Ltd., Class B	(630,640)	(19,177,762)	(35.7)

Multi-Utilities
Dominion Energy, Inc.	(43,836)	(3,029,506)	(5.6)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	(147,912)	(5,487,535)	(10.2)

Specialty Retail
Gap, Inc.	(786,610)	(6,458,068)	(12.0)

Thrifts & Mortgage Finance
MGIC Investment Corp.	(472,980)	(6,063,603)	(11.3)
Radian Group, Inc.	(623,996)	(12,036,883)	(22.4)

		(18,100,486)

Trading Companies & Distributors
United Rentals, Inc.	(50,455)	(13,628,905)	(25.3)

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(89,962)	(12,070,202)	(22.4)

Total Reference Entity — Short		(307,216,257)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$53,770,484

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October 3, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
L3harris Technologies, Inc.	54,600	$11,347,518	52.7%
Raytheon Technologies Corp.	159,498	13,056,506	60.6

		24,404,024

Auto Components
BorgWarner, Inc.	24,508	769,551	3.6

Security	Shares	Value	% of Basket Value

Biotechnology
Biogen, Inc.	1,784	$476,328	2.2%

Chemicals
Westlake Corp.	67,615	5,874,391	27.3

Construction Materials
Vulcan Materials Co.	1,580	249,182	1.1

Diversified Financial Services
Equitable Holdings, Inc.	239,834	6,319,626	29.3
Voya Financial, Inc.	284,629	17,220,054	80.0

		23,539,680

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	4,885	1,048,810	4.9
Camden Property Trust	94,281	11,261,865	52.3
Crown Castle, Inc.	51,230	7,405,297	34.4
Healthpeak Properties, Inc.	144,321	3,307,837	15.3
Weyerhaeuser Co.	691,484	19,748,783	91.7

		42,772,592

Food & Staples Retailing
Kroger Co.	241,188	10,551,975	49.0

Food Products
Kellogg Co.	134,983	9,402,916	43.7

Health Care Providers & Services
Quest Diagnostics, Inc.	55,065	6,755,925	31.4

Hotels, Restaurants & Leisure
MGM Resorts International	187,634	5,576,482	25.9
Penn Entertainment, Inc.	374,470	10,301,670	47.8

		15,878,152

Household Durables
Whirlpool Corp.	18,148	2,446,532	11.4

Insurance
American International Group, Inc.	294,195	13,968,379	64.9

Internet & Direct Marketing Retail
eBay, Inc.	340,416	12,530,713	58.2

Multi-Utilities
DTE Energy Co.	1,799	206,975	0.9

Oil, Gas & Consumable Fuels
Antero Resources Corp.	7,289	222,533	1.0
Chevron Corp.	164,442	23,625,382	109.7
EQT Corp.	17,544	714,918	3.3
Range Resources Corp.	413,821	10,453,119	48.6

		35,015,952

Road & Rail
Union Pacific Corp.	1,342	261,448	1.2

Software
Fair Isaac Corp.	10,853	4,471,545	20.8

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.	87,175	606,738	2.8

Total Reference Entity — Long		210,182,998

53

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Automobiles
Stellantis NV	(56,043)	$(663,549)	(3.1)%

Biotechnology
AbbVie, Inc.	(15,995)	(2,146,689)	(10.0)

Building Products
Carlisle Cos., Inc.	(12,155)	(3,408,384)	(15.8)

Capital Markets
Brookfield Asset Management, Inc.	(221,141)	(9,042,455)	(42.0)
Raymond James Financial, Inc.	(162,213)	(16,029,889)	(74.4)

		(25,072,344)

Construction & Engineering
Quanta Services, Inc.	(10,855)	(1,382,819)	(6.4)

Consumer Finance
Ally Financial, Inc.	(202,960)	(5,648,377)	(26.2)

Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc.	(10,670)	(3,600,805)	(16.7)

Energy Equipment & Services
Baker Hughes Co., Class A	(463,125)	(9,707,100)	(45.1)

Equity Real Estate Investment Trusts (REITs)
VICI Properties, Inc.	(859,959)	(25,669,776)	(119.2)

Health Care Equipment & Supplies
Dentsply Sirona, Inc.	(97,470)	(2,763,274)	(12.8)
STERIS PLC	(44,902)	(7,466,305)	(34.7)

		(10,229,579)

Health Care Providers & Services
Anthem, Inc.	(944)	(428,802)	(2.0)
Tenet Healthcare Corp.	(27,191)	(1,402,512)	(6.5)

		(1,831,314)

Hotels, Restaurants & Leisure
Carnival Corp.	(185,587)	(1,304,677)	(6.1)

Security	Shares	Value	% of Basket Value

Independent Power and Renewable Electricity Producers
AES Corp.	(153,654)	$(3,472,580)	(16.1)%

Insurance
Assurant, Inc.	(24,177)	(3,512,193)	(16.3)
Marsh & McLennan Cos., Inc.	(61,260)	(9,145,505)	(42.5)

		(12,657,698)

IT Services
Gartner, Inc.	(1,843)	(509,940)	(2.4)
Global Payments, Inc.	(222,331)	(24,022,864)	(111.5)

		(24,532,804)

Life Sciences Tools & Services
Charles River Laboratories International, Inc.	(2,463)	(484,718)	(2.3)

Metals & Mining
Teck Resources Ltd., Class B	(265,217)	(8,065,249)	(37.5)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(287,269)	(13,378,117)	(62.1)
ConocoPhillips	(43,169)	(4,417,916)	(20.5)
Continental Resources, Inc.	(103,000)	(6,881,430)	(32.0)
HF Sinclair Corp.	(216,091)	(11,634,339)	(54.0)

		(36,311,802)

Software
Workday, Inc., Class A	(11,500)	(1,750,530)	(8.1)

Tobacco
Philip Morris International, Inc.	(119,596)	(9,927,664)	(46.1)

Trading Companies & Distributors
United Rentals, Inc.	(2,889)	(780,377)	(3.6)

Total Reference Entity — Short		(188,648,835)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$21,534,163

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

S C H E D U L E O F I N V E S T M E N T S	54

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End (continued)

pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$180,653,683	$—	$180,653,683
Common Stocks	442,172,080	—	—	442,172,080
Corporate Bonds	—	4,234,907,887	—	4,234,907,887
Non-Agency Mortgage-Backed Securities	—	1,648,045,065	—	1,648,045,065
Preferred Securities
Capital Trust	—	190,320	—	190,320
U.S. Government Sponsored Agency Securities	—	4,442,952,151	—	4,442,952,151
U.S. Treasury Obligations	—	278,485,024	—	278,485,024
Short-Term Securities
Money Market Funds	22,682,758	—	—	22,682,758
U.S. Treasury Obligations	—	1,087,297,199	—	1,087,297,199
Liabilities
Investments
TBA Sale Commitments	—	(1,391,122,767)	—	(1,391,122,767)

	$464,854,838	$10,481,408,562	$—	$10,946,263,400

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$48,929,123	$—	$48,929,123
Foreign Currency Exchange Contracts	—	1,607,509	—	1,607,509
Interest Rate Contracts	71,541,611	9,773,016	—	81,314,627
Other Contracts	—	1,600,484	—	1,600,484
Liabilities
Credit Contracts	—	(1,513,920)	—	(1,513,920)
Equity Contracts	—	(11,907,858)	—	(11,907,858)
Foreign Currency Exchange Contracts	—	(1,289,110)	—	(1,289,110)
Interest Rate Contracts	(18,813,969)	(15,110,813)	—	(33,924,782)
Other Contracts	—	(591,832)	—	(591,832)

	$52,727,642	$31,496,599	$—	$84,224,241

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

Currency Abbreviation (continued)

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BBR	Bank Bill Rate

BBSW	Bank Bill Swap Rate

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

55

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Systematic Multi-Strategy Fund

Portfolio Abbreviation (continued)

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

NIBOR	Norwegian Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

S C H E D U L E O F I N V E S T M E N T S	56